FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
AB Growth and Income Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA International Focus Initial Class (1)
American Funds - International Class 2 Shares (1)	TA International Focus Service Class (1)
American Funds - International Class 4 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - New World Class 4 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)

American Funds - The Bond Fund of America Class 4 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
DFA VA International Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan International Moderate Growth Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)

Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Technology Initial Class (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Initial Class (2)
Franklin Income Class 2 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TS&W International Equity Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA TS&W International Equity Service Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Initial Class (1)
MFS® Total Return Service Class (1)	TA WMC US Growth Service Class (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Balanced (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)
TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)

TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger International (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	8,370,676.236	$85,072,318	$68,221,011	$36	$68,221,047	20,382,589	$1.473264	$15.018931
AB Growth and Income Class B Shares	8,946,355.154	258,987,922	253,718,632	(315)	253,718,317	52,215,761	1.912843	24.347345
AB Large Cap Growth Class B Shares	404,084.234	22,295,691	21,598,302	(75)	21,598,227	6,694,830	2.871739	20.519460
American Funds - Asset Allocation Class 2 Shares	30,069,657.242	698,507,706	658,826,190	(342)	658,825,848	133,628,079	1.985053	18.711654
American Funds - Asset Allocation Class 4 Shares	1,369,485.247	35,440,544	29,772,609	(8)	29,772,601	2,607,001	11.171510	11.720771
American Funds - Growth Class 2 Shares	9,804,666.506	850,747,481	739,271,855	103	739,271,958	44,785,334	3.090471	30.989464
American Funds - Growth Class 4 Shares	1,024,048.935	105,640,576	75,410,964	(29)	75,410,935	6,068,608	12.175529	12.774157
American Funds - Growth-Income Class 2 Shares	11,426,514.473	564,647,168	565,155,406	102	565,155,508	42,147,647	2.662634	25.272408
American Funds - Growth-Income Class 4 Shares	919,851.476	51,755,021	44,815,164	3	44,815,167	3,580,600	12.252977	12.855388
American Funds - International Class 2 Shares	12,537,228.879	242,385,875	190,941,996	(181)	190,941,815	33,890,694	1.120555	12.892777
American Funds - International Class 4 Shares	1,078,017.894	22,646,949	16,159,488	(7)	16,159,481	1,534,693	10.301725	10.808419
American Funds - New World Class 4 Shares	336,388.884	9,803,866	7,346,733	(1)	7,346,732	648,308	11.080230	11.625139
American Funds - The Bond Fund of America Class 2 Shares	22,214,456.448	246,579,774	205,928,011	(70)	205,927,941	54,788,400	0.950399	10.636104
American Funds - The Bond Fund of America Class 4 Shares	1,408,010.770	15,222,636	12,995,939	(2)	12,995,937	1,480,104	8.600735	9.023835
BlackRock Basic Value V.I. Class I Shares	1,440,963.413	19,473,456	16,931,320	(52)	16,931,268	4,611,591	2.621016	12.437372
BlackRock Global Allocation V.I. Class I Shares	541,238.559	9,067,012	7,994,094	(8)	7,994,086	3,447,241	1.970223	11.513216
BlackRock High Yield V.I. Class I Shares	379,894.434	2,766,628	2,450,319	12,964	2,463,283	937,485	2.118953	10.457221
DFA VA Equity Allocation	99,064.127	1,285,630	1,220,470	(1)	1,220,469	101,956	11.921847	11.994240
DFA VA Global Bond	206,109.149	2,113,042	1,982,770	(1)	1,982,769	217,471	8.767816	9.336688
DFA VA Global Moderate Allocation	38,848.148	544,849	529,889	-	529,889	47,075	11.190765	11.258717
DFA VA International Small	62,203.946	761,555	668,692	-	668,692	64,378	10.325954	10.388671
DFA VA International Value	61,099.057	786,683	747,852	-	747,852	67,116	11.079724	11.146993
DFA VA Short-Term Fixed	101,425.216	1,026,295	1,007,152	1	1,007,153	102,470	9.784388	9.843905
DFA VA U.S. Large Value	39,487.247	1,243,604	1,201,597	(1)	1,201,596	101,597	11.783666	11.855243
DFA VA U.S. Targeted Value	51,617.347	1,168,569	1,060,220	1	1,060,221	76,895	13.708335	13.791538
Fidelity® VIP Balanced Service Class 2	22,736,230.271	436,372,436	426,076,955	(149)	426,076,806	90,884,668	1.911522	20.634014
Fidelity® VIP Consumer Staples Initial Class	176,101.088	3,459,121	3,426,927	1	3,426,928	255,802	13.118068	13.762775
Fidelity® VIP Contrafund® Initial Class	2,584.469	112,952	97,900	22	97,922	17,526	2.728861	25.492796
Fidelity® VIP Contrafund® Service Class 2	18,198,517.447	692,538,115	664,973,828	112	664,973,940	91,926,554	2.236677	25.015170
Fidelity® VIP Energy Service Class 2	536,776.945	11,992,508	13,435,527	2	13,435,529	505,201	26.089313	27.369927
Fidelity® VIP Equity-Income Initial Class	2,149.281	46,370	50,637	(2)	50,635	20,012	2.262989	15.083588
Fidelity® VIP Equity-Income Service Class 2	1,398,312.520	29,922,140	31,755,677	161	31,755,838	11,579,284	1.794165	15.109757

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Growth Initial Class	339.247	$23,763	$24,260	$31	$24,291	6,487	$3.616289	$22.807211
Fidelity® VIP Growth Service Class 2	435,000.172	31,798,631	30,132,462	117	30,132,579	8,996,136	2.862329	21.904287
Fidelity® VIP Growth Opportunities Service Class 2	55,141.685	2,404,866	2,200,705	43	2,200,748	566,491	2.913210	22.531161
Fidelity® VIP Health Care Service Class 2	275,782.117	9,849,795	9,004,286	2	9,004,288	798,771	11.043678	11.586941
Fidelity® VIP Mid Cap Initial Class	1,633.301	56,497	53,442	-	53,442	10,501	2.214129	22.284870
Fidelity® VIP Mid Cap Service Class 2	10,145,923.105	337,379,328	316,552,801	(479)	316,552,322	45,613,090	2.052525	21.862263
Fidelity® VIP Technology Initial Class	700,546.856	20,252,005	14,669,451	-	14,669,451	1,156,410	12.427883	13.038886
Fidelity® VIP Utilities Initial Class	188,831.585	3,962,747	4,063,656	1	4,063,657	295,507	13.478866	14.141405
Fidelity® VIP Value Strategies Initial Class	26,740.977	386,413	384,535	(4)	384,531	51,589	2.485037	22.607907
Fidelity® VIP Value Strategies Service Class 2	15,752,930.155	229,386,834	229,047,604	9	229,047,613	37,320,508	0.534459	22.164246
Franklin Allocation Class 4 Shares	10,415,530.783	61,042,306	47,703,131	(204)	47,702,927	22,038,394	1.488958	11.544687
Franklin Income Class 2 Shares	2,552,267.166	38,519,153	37,594,895	(31)	37,594,864	22,392,372	1.413958	12.552050
Franklin Mutual Shares Class 2 Shares	593,729.484	10,399,694	9,000,939	38	9,000,977	5,920,823	1.302463	11.644727
Franklin Templeton Foreign Class 2 Shares	1,003,799.227	13,942,136	12,216,237	250	12,216,487	13,094,418	0.817882	9.800253
Invesco V.I. American Franchise Series II Shares	115,736.418	6,235,579	4,496,360	77	4,496,437	1,850,551	2.191685	16.587473
Janus Henderson - Enterprise Service Shares	254,217.384	16,294,532	15,959,767	(184)	15,959,583	4,884,256	2.168893	18.154696
Janus Henderson - Global Research Service Shares	345,985.926	13,975,543	16,749,179	41	16,749,220	9,960,358	1.259568	15.792997
Janus Henderson - Mid Cap Value Service Shares	161,861.934	2,488,585	2,531,521	(23)	2,531,498	838,877	1.934896	13.014701
MFS® New Discovery Service Class	3,007,853.080	44,910,060	26,589,421	79	26,589,500	7,760,463	2.082832	16.649084
MFS® Total Return Service Class	1,316,608.442	29,610,882	28,899,555	97	28,899,652	12,855,978	1.598964	13.164161
NVIT Emerging Markets Class D Shares	654.994	6,845	6,615	-	6,615	623	9.461074	10.780085
State Street Total Return V.I.S. Class 3 Shares	2,953,517.083	46,498,718	38,543,398	(27)	38,543,371	14,405,589	1.332304	14.087382
TA 60/40 Allocation Service Class	4,107,827.722	48,199,646	45,596,888	9	45,596,897	7,791,804	1.160605	12.612031
TA Aegon Bond Initial Class	11,719,382.352	134,440,771	107,583,930	218	107,584,148	74,748,097	0.961797	9.541608
TA Aegon Bond Service Class	52,818,622.683	600,004,745	480,121,280	(291)	480,120,989	200,050,355	0.968541	10.128089
TA Aegon Core Bond Service Class	20,160,652.534	281,387,840	232,049,111	43	232,049,154	51,645,075	0.918784	10.444563
TA Aegon High Yield Bond Initial Class	6,946,479.710	51,800,770	44,804,794	(34)	44,804,760	19,518,643	1.251775	13.235715
TA Aegon High Yield Bond Service Class	16,991,617.628	128,728,015	111,804,844	11	111,804,855	21,416,206	1.412573	12.890974
TA Aegon Sustainable Equity Income Initial Class	11,140,373.321	216,224,098	195,736,359	235	195,736,594	73,304,123	1.306608	17.884499
TA Aegon Sustainable Equity Income Service Class	6,383,200.519	122,779,711	112,408,161	183	112,408,344	25,235,399	1.376393	17.414028
TA Aegon U.S. Government Securities Initial Class	5,519,351.154	60,194,616	49,287,806	149	49,287,955	34,781,353	0.893433	9.474381
TA Aegon U.S. Government Securities Service Class	27,898,812.608	293,167,874	258,621,993	(364)	258,621,629	76,151,628	0.908616	9.780587

See accompanying notes.	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA American Funds Managed Risk - Balanced Service Class	71,706,821.362	$804,381,173	$830,364,991	$(830)	$830,364,161	67,478,151	$11.030057	$13.334750
TA BlackRock Global Real Estate Securities Initial Class	2,546,179.117	28,718,081	23,221,154	150	23,221,304	9,219,510	1.011970	11.430241
TA BlackRock Global Real Estate Securities Service Class	6,497,855.155	78,123,316	63,354,088	(223)	63,353,865	17,147,274	0.954228	11.134580
TA BlackRock Government Money Market Initial Class	114,068,167.363	114,068,164	114,068,167	(499)	114,067,668	110,925,053	0.750968	9.801661
TA BlackRock Government Money Market Service Class	621,849,292.722	621,849,289	621,849,293	(1,947)	621,847,346	210,945,755	0.737832	10.135660
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	26,250,577.069	269,811,587	217,092,272	(190)	217,092,082	80,502,058	0.997924	11.952740
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	96,958,450.916	1,064,738,229	854,203,953	58	854,204,011	229,368,862	1.017618	11.816310
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	32,901,015.882	353,872,047	291,832,011	-	291,832,011	105,711,572	0.939319	11.277121
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	73,440,446.001	859,653,483	695,481,024	109	695,481,133	137,331,317	0.988108	12.068150
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	29,190,275.677	356,891,923	293,946,076	(147)	293,945,929	60,523,858	1.115461	12.812124
TA BlackRock iShares Edge 100 Service Class	4,032,503.364	56,910,553	56,132,447	7	56,132,454	3,599,875	13.052624	16.601590
TA BlackRock iShares Edge 40 Initial Class	1,808,689.649	17,114,136	14,849,342	143	14,849,485	8,499,495	1.227318	11.252118
TA BlackRock iShares Edge 40 Service Class	24,864,611.880	230,677,267	202,646,587	(112)	202,646,475	76,741,941	1.020268	12.715799
TA BlackRock iShares Edge 50 Service Class	33,997,248.551	422,834,718	402,867,395	54	402,867,449	32,927,778	10.838425	13.033203
TA BlackRock iShares Edge 75 Service Class	10,897,204.634	148,291,282	141,227,772	40	141,227,812	10,313,033	11.958924	14.679873
TA BlackRock Tactical Allocation Service Class	67,297,957.506	1,018,844,192	838,532,551	53	838,532,604	235,861,929	1.260551	14.559290
TA Goldman Sachs 70/30 Service Class	209,728.143	2,694,243	2,239,897	(1)	2,239,896	194,145	11.278739	11.833238
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	351,554,468.532	4,113,307,923	3,853,036,975	(525)	3,853,036,450	807,220,285	1.072738	13.404958
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	40,216,613.905	487,297,397	437,958,925	(311)	437,958,614	142,276,449	1.055864	12.467070
TA Goldman Sachs Managed Risk - Growth ETF Service Class	184,222,094.632	1,838,243,219	1,689,316,608	431	1,689,317,039	492,920,874	1.254535	15.071909
TA International Focus Initial Class	7,248,544.616	61,618,107	56,973,561	(193)	56,973,368	31,212,746	1.365988	14.616343
TA International Focus Service Class	11,570,460.442	95,833,800	88,745,432	(191)	88,745,241	15,318,384	1.187533	14.247699
TA Janus Balanced Service Class	56,908,853.522	880,637,469	820,625,668	(223)	820,625,445	132,159,399	1.582626	18.882096
TA Janus Mid-Cap Growth Initial Class	1,925,882.016	68,637,638	60,568,989	(82)	60,568,907	24,063,853	2.012026	22.506725
TA Janus Mid-Cap Growth Service Class	5,390,430.626	190,298,521	157,131,053	113	157,131,166	15,395,879	1.954133	21.919737
TA JPMorgan Asset Allocation - Conservative Initial Class	13,443,858.197	137,435,744	110,777,392	20	110,777,412	61,620,368	1.277658	11.366618
TA JPMorgan Asset Allocation - Conservative Service Class	83,212,815.144	837,088,680	674,855,931	16	674,855,947	224,397,985	1.155523	12.979990

See accompanying notes.	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Growth Initial Class	22,800,237.057	$263,209,144	$202,466,105	$(3)	$202,466,102	77,321,212	$1.776722	$15.028123
TA JPMorgan Asset Allocation - Growth Service Class	22,659,701.571	256,466,739	198,045,792	(68)	198,045,724	39,068,035	1.485868	19.236837
TA JPMorgan Asset Allocation - Moderate Initial Class	25,885,380.802	296,773,697	250,311,632	(171)	250,311,461	122,274,778	1.426850	12.202730
TA JPMorgan Asset Allocation - Moderate Service Class	482,919,373.524	5,462,964,052	4,582,904,855	(378)	4,582,904,477	1,012,694,240	1.279082	14.438332
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	37,835,599.359	444,512,415	362,843,398	120	362,843,518	156,859,849	1.603551	13.385710
TA JPMorgan Asset Allocation - Moderate Growth Service Class	256,286,326.381	2,954,586,941	2,406,528,605	229	2,406,528,834	725,895,241	1.367817	16.432220
TA JPMorgan Enhanced Index Initial Class	5,794,998.927	126,713,239	114,567,129	(99)	114,567,030	28,882,906	2.569043	27.532920
TA JPMorgan Enhanced Index Service Class	4,601,642.337	102,041,975	90,422,272	29	90,422,301	6,768,853	2.410619	26.831631
TA JPMorgan International Moderate Growth Initial Class	11,930.429	109,159	101,767	1	101,768	68,775	1.479720	12.093155
TA JPMorgan International Moderate Growth Service Class	44,783,628.449	428,875,235	377,973,824	281	377,974,105	173,451,373	0.995827	13.230743
TA JPMorgan Mid Cap Value Service Class	15,747,035.086	242,138,342	224,237,780	(169)	224,237,611	30,030,034	1.763935	21.771235
TA JPMorgan Tactical Allocation Service Class	76,539,876.210	1,138,945,460	943,736,674	51	943,736,725	189,154,578	1.127153	12.792076
TA Madison Diversified Income Service Class	12,163,388.793	157,309,189	137,324,659	128	137,324,787	32,160,966	1.390043	14.371917
TA Market Participation Strategy Service Class	34,720,091.479	394,777,062	312,480,823	154	312,480,977	53,929,847	1.496610	17.330657
TA Morgan Stanley Capital Growth Initial Class	49,836,124.474	531,564,015	188,878,912	(98)	188,878,814	58,279,766	2.418111	14.860888
TA Morgan Stanley Capital Growth Service Class	112,191,031.030	1,036,348,518	350,036,017	87	350,036,104	26,510,530	2.182801	24.587917
TA Morgan Stanley Global Allocation Service Class	69,018,625.325	955,694,847	801,306,240	143	801,306,383	270,061,762	1.305515	14.350113
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	28,879,422.820	267,274,283	213,130,140	(82)	213,130,058	21,608,676	8.994395	10.771790
TA MSCI EAFE Index Service Class	4,926,217.739	54,438,303	53,843,560	(5)	53,843,555	4,899,054	10.216532	11.618566
TA Multi-Managed Balanced Initial Class	5,758,347.370	89,511,434	78,313,524	(178)	78,313,346	25,346,787	2.038176	14.046861
TA Multi-Managed Balanced Service Class	79,385,329.048	1,149,469,701	1,047,886,343	155	1,047,886,498	140,779,682	1.614939	18.980621
TA PIMCO Tactical - Balanced Service Class	39,558,105.015	453,589,213	345,342,257	(133)	345,342,124	92,944,316	1.023693	13.173938
TA PIMCO Tactical - Conservative Service Class	19,130,380.848	218,508,484	171,599,516	(310)	171,599,206	41,071,795	0.985117	13.004680
TA PIMCO Tactical - Growth Service Class	25,857,954.850	287,124,199	219,792,616	257	219,792,873	44,175,615	1.062273	14.362492
TA PineBridge Inflation Opportunities Service Class	13,249,633.729	140,714,339	131,701,359	65	131,701,424	53,228,378	0.918418	10.585306
TA ProFunds UltraBear Service Class (OAM)	2,472,908.218	30,567,083	30,441,500	75,019	30,516,519	3,763,402,472	0.007557	1.401804
TA Rothschild & Co Large Cap Value Service Class	4,507,530.226	52,062,196	51,430,920	-	51,430,920	7,406,148	1.159784	12.603060
TA S&P 500 Index Initial Class	38,234.345	625,183	625,896	-	625,896	66,738	0.933278	9.384739
TA S&P 500 Index Service Class	21,882,967.645	335,266,261	356,035,884	151	356,036,035	22,165,992	14.964429	17.017363
TA Small/Mid Cap Value Initial Class	4,682,912.991	89,841,958	88,179,252	103	88,179,355	11,601,332	2.283717	22.901684

See accompanying notes.	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Small/Mid Cap Value Service Class	9,216,672.333	$170,019,876	$166,821,769	$(94)	$166,821,675	19,264,915	$2.218065	$22.306989
TA T. Rowe Price Small Cap Initial Class	9,537,876.017	135,320,462	93,280,427	(70)	93,280,357	26,666,444	2.494861	24.378030
TA T. Rowe Price Small Cap Service Class	34,265,407.711	435,597,060	290,913,311	164	290,913,475	24,202,320	2.424152	23.750446
TA TS&W International Equity Initial Class	4,912,614.842	65,609,498	62,144,578	(105)	62,144,473	30,412,058	1.153318	13.747494
TA TS&W International Equity Service Class	3,859,407.613	51,024,986	48,319,783	(14)	48,319,769	8,682,343	0.961611	13.387277
TA WMC US Growth Initial Class	12,829,862.904	441,278,177	332,806,644	(134)	332,806,510	112,484,165	2.405536	29.148780
TA WMC US Growth Service Class	9,078,853.385	307,454,898	224,156,890	(44)	224,156,846	21,824,681	2.236148	28.389250
Vanguard® Balanced	1,020,646.620	25,524,157	22,168,445	(8)	22,168,437	2,042,105	10.535817	11.219234
Vanguard® Capital Growth	60,700.575	2,750,286	2,355,789	2	2,355,791	197,024	11.893461	11.965714
Vanguard® Conservative Allocation	416,481.409	11,133,895	9,474,952	(4)	9,474,948	975,225	9.404676	10.014876
Vanguard® Diversified Value	121,685.785	1,947,098	1,704,818	(1)	1,704,817	132,810	12.764302	12.841800
Vanguard® Equity Income	89,947.512	2,258,931	2,168,635	(1)	2,168,634	169,912	12.688328	12.765380
Vanguard® Equity Index	250,407.770	13,662,281	12,705,690	5	12,705,695	632,828	3.087661	27.401814
Vanguard® Global Bond Index	44,444.772	911,513	792,450	(1)	792,449	87,809	8.971782	9.026268
Vanguard® Growth	175,347.950	5,114,933	3,179,058	2	3,179,060	284,871	11.103968	11.171431
Vanguard® High Yield Bond	177,066.424	1,301,727	1,230,612	(1)	1,230,611	124,966	9.789779	9.849246
Vanguard® International	260,723.305	8,536,403	5,871,489	(5)	5,871,484	486,799	1.730350	18.755303
Vanguard® Mid-Cap Index	701,007.603	17,706,657	14,987,543	(10)	14,987,533	684,979	2.577498	23.665103
Vanguard® Moderate Allocation	700,623.119	21,781,465	18,671,606	(1)	18,671,605	1,822,015	9.832655	10.470531
Vanguard® Money Market	5,006,026.250	5,006,026	5,006,026	(48)	5,005,978	494,571	10.065207	10.126425
Vanguard® Real Estate Index	295,038.188	4,064,978	3,401,790	11	3,401,801	252,079	1.785974	15.380280
Vanguard® Short-Term Investment Grade	848,772.125	8,911,688	8,419,819	22	8,419,841	938,005	1.078265	10.858855
Vanguard® Total Bond Market Index	1,098,642.443	12,924,233	11,337,990	4	11,337,994	1,216,852	1.076104	10.307410
Vanguard® Total International Stock Market Index	267,292.443	5,869,557	5,091,921	-	5,091,921	503,602	10.056563	10.117659
Vanguard® Total Stock Market Index	237,275.936	11,933,922	10,036,772	5	10,036,777	829,114	12.040428	12.113569
Voya Global Perspectives Class S Shares	2,850.879	30,159	25,002	-	25,002	2,207	10.615258	11.514267
Voya Large Cap Value Class S Shares	266.474	1,877	1,322	-	1,322	82	15.194819	16.218359
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	10.471978	11.177380
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.490572	12.264657
Wanger Acorn	-	-	-	-	-	-	2.343826	19.419886
Wanger International	8,927.688	228,788	156,056	-	156,056	23,884	1.381644	12.808863

See accompanying notes.	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$68,205,979	$15,068	$68,221,047
AB Growth and Income Class B Shares	247,344,374	6,373,943	253,718,317
AB Large Cap Growth Class B Shares	21,448,950	149,277	21,598,227
American Funds - Asset Allocation Class 2 Shares	658,633,231	192,617	658,825,848
American Funds - Asset Allocation Class 4 Shares	29,772,601	-	29,772,601
American Funds - Growth Class 2 Shares	739,056,724	215,234	739,271,958
American Funds - Growth Class 4 Shares	75,410,935	-	75,410,935
American Funds - Growth-Income Class 2 Shares	565,049,831	105,677	565,155,508
American Funds - Growth-Income Class 4 Shares	44,815,167	-	44,815,167
American Funds - International Class 2 Shares	190,926,232	15,583	190,941,815
American Funds - International Class 4 Shares	16,159,481	-	16,159,481
American Funds - New World Class 4 Shares	7,346,732	-	7,346,732
American Funds - The Bond Fund of America Class 2 Shares	205,921,476	6,465	205,927,941
American Funds - The Bond Fund of America Class 4 Shares	12,995,937	-	12,995,937
BlackRock Basic Value V.I. Class I Shares	15,801,123	1,130,145	16,931,268
BlackRock Global Allocation V.I. Class I Shares	7,432,864	561,222	7,994,086
BlackRock High Yield V.I. Class I Shares	2,361,616	101,667	2,463,283
DFA VA Equity Allocation	1,220,469	-	1,220,469
DFA VA Global Bond	1,982,769	-	1,982,769
DFA VA Global Moderate Allocation	529,889	-	529,889
DFA VA International Small	668,692	-	668,692
DFA VA International Value	747,852	-	747,852
DFA VA Short-Term Fixed	1,007,153	-	1,007,153
DFA VA U.S. Large Value	1,201,596	-	1,201,596
DFA VA U.S. Targeted Value	1,060,221	-	1,060,221
Fidelity® VIP Balanced Service Class 2	425,862,015	214,791	426,076,806
Fidelity® VIP Consumer Staples Initial Class	3,426,928	-	3,426,928
Fidelity® VIP Contrafund® Initial Class	97,922	-	97,922
Fidelity® VIP Contrafund® Service Class 2	651,418,219	13,555,721	664,973,940
Fidelity® VIP Energy Service Class 2	13,435,529	-	13,435,529
Fidelity® VIP Equity-Income Initial Class	50,635	-	50,635
Fidelity® VIP Equity-Income Service Class 2	31,397,383	358,455	31,755,838
Fidelity® VIP Growth Initial Class	24,291	-	24,291
Fidelity® VIP Growth Service Class 2	29,533,517	599,062	30,132,579
Fidelity® VIP Growth Opportunities Service Class 2	2,052,065	148,683	2,200,748
Fidelity® VIP Health Care Service Class 2	9,004,288	-	9,004,288
Fidelity® VIP Mid Cap Initial Class	53,442	-	53,442
Fidelity® VIP Mid Cap Service Class 2	311,038,372	5,513,950	316,552,322
Fidelity® VIP Technology Initial Class	14,669,451	-	14,669,451
Fidelity® VIP Utilities Initial Class	4,063,657	-	4,063,657
Fidelity® VIP Value Strategies Initial Class	307,194	77,337	384,531

See accompanying notes.	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Value Strategies Service Class 2	$225,682,141	$3,365,472	$229,047,613
Franklin Allocation Class 4 Shares	47,702,927	-	47,702,927
Franklin Income Class 2 Shares	37,304,846	290,018	37,594,864
Franklin Mutual Shares Class 2 Shares	8,987,278	13,699	9,000,977
Franklin Templeton Foreign Class 2 Shares	12,092,045	124,442	12,216,487
Invesco V.I. American Franchise Series II Shares	4,458,959	37,478	4,496,437
Janus Henderson - Enterprise Service Shares	15,613,547	346,036	15,959,583
Janus Henderson - Global Research Service Shares	16,548,297	200,923	16,749,220
Janus Henderson - Mid Cap Value Service Shares	2,522,436	9,062	2,531,498
MFS® New Discovery Service Class	26,331,470	258,030	26,589,500
MFS® Total Return Service Class	28,625,757	273,895	28,899,652
NVIT Emerging Markets Class D Shares	6,615	-	6,615
State Street Total Return V.I.S. Class 3 Shares	38,485,100	58,271	38,543,371
TA 60/40 Allocation Service Class	45,596,897	-	45,596,897
TA Aegon Bond Initial Class	97,902,683	9,681,465	107,584,148
TA Aegon Bond Service Class	479,606,412	514,577	480,120,989
TA Aegon Core Bond Service Class	231,994,280	54,874	232,049,154
TA Aegon High Yield Bond Initial Class	42,639,247	2,165,513	44,804,760
TA Aegon High Yield Bond Service Class	111,717,208	87,647	111,804,855
TA Aegon Sustainable Equity Income Initial Class	188,528,782	7,207,812	195,736,594
TA Aegon Sustainable Equity Income Service Class	112,352,272	56,072	112,408,344
TA Aegon U.S. Government Securities Initial Class	43,361,400	5,926,555	49,287,955
TA Aegon U.S. Government Securities Service Class	257,987,007	634,622	258,621,629
TA American Funds Managed Risk - Balanced Service Class	830,364,161	-	830,364,161
TA BlackRock Global Real Estate Securities Initial Class	22,048,831	1,172,473	23,221,304
TA BlackRock Global Real Estate Securities Service Class	63,348,451	5,414	63,353,865
TA BlackRock Government Money Market Initial Class	101,645,641	12,422,027	114,067,668
TA BlackRock Government Money Market Service Class	621,598,883	248,463	621,847,346
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	216,939,747	152,335	217,092,082
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	853,914,863	289,148	854,204,011
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	291,515,468	316,543	291,832,011
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	695,191,207	289,926	695,481,133
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	293,827,521	118,408	293,945,929
TA BlackRock iShares Edge 100 Service Class	56,132,454	-	56,132,454
TA BlackRock iShares Edge 40 Initial Class	13,930,375	919,110	14,849,485
TA BlackRock iShares Edge 40 Service Class	202,380,968	265,507	202,646,475
TA BlackRock iShares Edge 50 Service Class	402,867,449	-	402,867,449
TA BlackRock iShares Edge 75 Service Class	141,227,812	-	141,227,812
TA BlackRock Tactical Allocation Service Class	832,603,810	5,928,794	838,532,604
TA Goldman Sachs 70/30 Service Class	2,239,896	-	2,239,896
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,850,001,007	3,035,443	3,853,036,450

See accompanying notes.	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	$437,150,287	$808,327	$437,958,614
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,687,632,083	1,684,956	1,689,317,039
TA International Focus Initial Class	54,690,956	2,282,412	56,973,368
TA International Focus Service Class	88,743,927	1,314	88,745,241
TA Janus Balanced Service Class	820,558,153	67,292	820,625,445
TA Janus Mid-Cap Growth Initial Class	57,373,612	3,195,295	60,568,907
TA Janus Mid-Cap Growth Service Class	157,104,298	26,868	157,131,166
TA JPMorgan Asset Allocation - Conservative Initial Class	98,745,555	12,031,857	110,777,412
TA JPMorgan Asset Allocation - Conservative Service Class	673,262,407	1,593,540	674,855,947
TA JPMorgan Asset Allocation - Growth Initial Class	187,086,680	15,379,422	202,466,102
TA JPMorgan Asset Allocation - Growth Service Class	197,987,936	57,788	198,045,724
TA JPMorgan Asset Allocation - Moderate Initial Class	231,199,721	19,111,740	250,311,461
TA JPMorgan Asset Allocation - Moderate Service Class	4,581,410,003	1,494,474	4,582,904,477
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	340,075,892	22,767,626	362,843,518
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,403,612,578	2,916,256	2,406,528,834
TA JPMorgan Enhanced Index Initial Class	105,308,821	9,258,209	114,567,030
TA JPMorgan Enhanced Index Service Class	90,422,301	-	90,422,301
TA JPMorgan International Moderate Growth Initial Class	101,768	-	101,768
TA JPMorgan International Moderate Growth Service Class	377,363,153	610,952	377,974,105
TA JPMorgan Mid Cap Value Service Class	222,305,744	1,931,867	224,237,611
TA JPMorgan Tactical Allocation Service Class	943,553,185	183,540	943,736,725
TA Madison Diversified Income Service Class	137,307,008	17,779	137,324,787
TA Market Participation Strategy Service Class	312,430,553	50,424	312,480,977
TA Morgan Stanley Capital Growth Initial Class	177,656,992	11,221,822	188,878,814
TA Morgan Stanley Capital Growth Service Class	350,006,919	29,185	350,036,104
TA Morgan Stanley Global Allocation Service Class	799,124,805	2,181,578	801,306,383
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	213,130,058	-	213,130,058
TA MSCI EAFE Index Service Class	53,843,555	-	53,843,555
TA Multi-Managed Balanced Initial Class	73,814,581	4,498,765	78,313,346
TA Multi-Managed Balanced Service Class	1,047,731,580	154,918	1,047,886,498
TA PIMCO Tactical - Balanced Service Class	345,275,523	66,601	345,342,124
TA PIMCO Tactical - Conservative Service Class	171,492,619	106,587	171,599,206
TA PIMCO Tactical - Growth Service Class	219,744,695	48,178	219,792,873
TA PineBridge Inflation Opportunities Service Class	131,555,400	146,024	131,701,424
TA ProFunds UltraBear Service Class (OAM)	30,516,519	-	30,516,519
TA Rothschild & Co Large Cap Value Service Class	51,430,920	-	51,430,920
TA S&P 500 Index Initial Class	625,896	-	625,896
TA S&P 500 Index Service Class	356,036,035	-	356,036,035
TA Small/Mid Cap Value Initial Class	84,699,187	3,480,168	88,179,355
TA Small/Mid Cap Value Service Class	166,809,265	12,410	166,821,675
TA T. Rowe Price Small Cap Initial Class	88,468,481	4,811,876	93,280,357

See accompanying notes.	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA T. Rowe Price Small Cap Service Class	$290,812,706	$100,769	$290,913,475
TA TS&W International Equity Initial Class	58,921,564	3,222,909	62,144,473
TA TS&W International Equity Service Class	48,260,311	59,458	48,319,769
TA WMC US Growth Initial Class	302,840,910	29,965,600	332,806,510
TA WMC US Growth Service Class	223,991,511	165,335	224,156,846
Vanguard® Balanced	22,168,437	-	22,168,437
Vanguard® Capital Growth	2,355,791	-	2,355,791
Vanguard® Conservative Allocation	9,474,948	-	9,474,948
Vanguard® Diversified Value	1,704,817	-	1,704,817
Vanguard® Equity Income	2,168,634	-	2,168,634
Vanguard® Equity Index	12,592,629	113,066	12,705,695
Vanguard® Global Bond Index	792,449	-	792,449
Vanguard® Growth	3,179,060	-	3,179,060
Vanguard® High Yield Bond	1,230,611	-	1,230,611
Vanguard® International	5,871,484	-	5,871,484
Vanguard® Mid-Cap Index	14,987,533	-	14,987,533
Vanguard® Moderate Allocation	18,671,605	-	18,671,605
Vanguard® Money Market	5,005,978	-	5,005,978
Vanguard® Real Estate Index	3,381,373	20,428	3,401,801
Vanguard® Short-Term Investment Grade	8,301,909	117,932	8,419,841
Vanguard® Total Bond Market Index	11,337,994	-	11,337,994
Vanguard® Total International Stock Market Index	5,091,921	-	5,091,921
Vanguard® Total Stock Market Index	10,036,777	-	10,036,777
Voya Global Perspectives Class S Shares	25,002	-	25,002
Voya Large Cap Value Class S Shares	1,322	-	1,322
Voya Strategic Allocation Conservative Class S Shares	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-
Wanger Acorn	-	-	-
Wanger International	156,056	-	156,056

See accompanying notes.	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$93,993,592	$237,524,698	$34,806,742	$857,259,812

Investment Income:
Reinvested Dividends	250,899	1,787,555	-	13,146,049
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,519,793	3,940,839	537,209	14,454,797

Net Investment Income (Loss)	(1,268,894)	(2,153,284)	(537,209)	(1,308,748)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,181,021	-	2,657,404	29,297,927
Realized Gain (Loss) on Investments	(44,141)	6,871,088	5,036,211	31,160,028

Net Realized Capital Gains (Losses) on Investments	2,136,880	6,871,088	7,693,615	60,457,955
Net Change in Unrealized Appreciation (Depreciation)	9,743,516	56,153,055	1,348,284	49,677,818

Net Gain (Loss) on Investment	11,880,396	63,024,143	9,041,899	110,135,773

Net Increase (Decrease) in Net Assets Resulting from Operations	10,611,502	60,870,859	8,504,690	108,827,025

Increase (Decrease) in Net Assets from Contract Transactions	(6,655,379)	(20,432,240)	(8,095,927)	(94,734,029)

Total Increase (Decrease) in Net Assets	3,956,123	40,438,619	408,763	14,092,996

Net Assets as of December 31, 2021:	$97,949,715	$277,963,317	$35,215,505	$871,352,808

Investment Income:
Reinvested Dividends	2,417,256	2,809,626	-	13,264,610
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,238,776	3,663,074	386,111	11,859,725

Net Investment Income (Loss)	1,178,480	(853,448)	(386,111)	1,404,885

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,874,755	41,630,243	3,306,549	75,587,138
Realized Gain (Loss) on Investments	(1,600,214)	2,429,091	1,139,553	10,392,564

Net Realized Capital Gains (Losses) on Investments	6,274,541	44,059,334	4,446,102	85,979,702
Net Change in Unrealized Appreciation (Depreciation)	(26,554,088)	(59,491,558)	(14,220,395)	(213,456,688)

Net Gain (Loss) on Investment	(20,279,547)	(15,432,224)	(9,774,293)	(127,476,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,101,067)	(16,285,672)	(10,160,404)	(126,072,101)

Increase (Decrease) in Net Assets from Contract Transactions	(10,627,601)	(7,959,328)	(3,456,874)	(86,454,859)

Total Increase (Decrease) in Net Assets	(29,728,668)	(24,245,000)	(13,617,278)	(212,526,960)

Net Assets as of December 31, 2022:	$68,221,047	$253,718,317	$21,598,227	$658,825,848

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Asset Allocation Class 4 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$599,001	$1,055,964,795	$3,539,748	$676,765,745

Investment Income:
Reinvested Dividends	251,600	2,395,826	22,384	8,060,702
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,530	17,850,794	544,680	11,539,595

Net Investment Income (Loss)	86,070	(15,454,968)	(522,296)	(3,478,893)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	357,681	141,940,975	4,880,283	7,147,170
Realized Gain (Loss) on Investments	68,333	75,360,661	194,638	29,364,280

Net Realized Capital Gains (Losses) on Investments	426,014	217,301,636	5,074,921	36,511,450
Net Change in Unrealized Appreciation (Depreciation)	672,211	463,829	2,111,656	111,151,305

Net Gain (Loss) on Investment	1,098,225	217,765,465	7,186,577	147,662,755

Net Increase (Decrease) in Net Assets Resulting from Operations	1,184,295	202,310,497	6,664,281	144,183,862

Increase (Decrease) in Net Assets from Contract Transactions	21,371,744	(108,694,659)	60,621,620	(66,384,467)

Total Increase (Decrease) in Net Assets	22,556,039	93,615,838	67,285,901	77,799,395

Net Assets as of December 31, 2021:	$23,155,040	$1,149,580,633	$70,825,649	$754,565,140

Investment Income:
Reinvested Dividends	502,913	2,734,566	78,526	7,758,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	359,532	13,768,815	935,846	9,744,608

Net Investment Income (Loss)	143,381	(11,034,249)	(857,320)	(1,985,982)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,800,825	124,253,567	10,113,844	61,070,217
Realized Gain (Loss) on Investments	(509,397)	22,908,886	(1,937,823)	11,038,091

Net Realized Capital Gains (Losses) on Investments	2,291,428	147,162,453	8,176,021	72,108,308
Net Change in Unrealized Appreciation (Depreciation)	(6,358,733)	(483,706,227)	(32,608,948)	(202,976,849)

Net Gain (Loss) on Investment	(4,067,305)	(336,543,774)	(24,432,927)	(130,868,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,923,924)	(347,578,023)	(25,290,247)	(132,854,523)

Increase (Decrease) in Net Assets from Contract Transactions	10,541,485	(62,730,652)	29,875,533	(56,555,109)

Total Increase (Decrease) in Net Assets	6,617,561	(410,308,675)	4,585,286	(189,409,632)

Net Assets as of December 31, 2022:	$29,772,601	$739,271,958	$75,410,935	$565,155,508

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Growth-Income Class 4 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount	American Funds - New World Class 4 Shares Subaccount

Net Assets as of December 31, 2020:	$1,642,555	$282,160,736	$1,447,390	$397,295

Investment Income:
Reinvested Dividends	230,410	6,694,346	360,201	38,810
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,544	4,501,384	120,537	52,424

Net Investment Income (Loss)	(3,134)	2,192,962	239,664	(13,614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,366	-	-	113,332
Realized Gain (Loss) on Investments	198,998	8,345,310	43,131	29,228

Net Realized Capital Gains (Losses) on Investments	348,364	8,345,310	43,131	142,560
Net Change in Unrealized Appreciation (Depreciation)	2,792,168	(18,670,650)	(959,623)	(188,373)

Net Gain (Loss) on Investment	3,140,532	(10,325,340)	(916,492)	(45,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,137,398	(8,132,378)	(676,828)	(59,427)

Increase (Decrease) in Net Assets from Contract Transactions	29,303,677	(11,780,574)	15,147,824	7,205,257

Total Increase (Decrease) in Net Assets	32,441,075	(19,912,952)	14,470,996	7,145,830

Net Assets as of December 31, 2021:	$34,083,630	$262,247,784	$15,918,386	$7,543,125

Investment Income:
Reinvested Dividends	456,032	3,598,957	256,033	83,733
Investment Expense:
Mortality and Expense Risk and Administrative Charges	491,310	3,332,509	200,619	94,530

Net Investment Income (Loss)	(35,278)	266,448	55,414	(10,797)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,531,194	29,338,237	2,181,440	666,493
Realized Gain (Loss) on Investments	(242,186)	(3,054,791)	(441,873)	(327,433)

Net Realized Capital Gains (Losses) on Investments	3,289,008	26,283,446	1,739,567	339,060
Net Change in Unrealized Appreciation (Depreciation)	(9,819,992)	(84,099,587)	(5,665,057)	(2,300,081)

Net Gain (Loss) on Investment	(6,530,984)	(57,816,141)	(3,925,490)	(1,961,021)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,566,262)	(57,549,693)	(3,870,076)	(1,971,818)

Increase (Decrease) in Net Assets from Contract Transactions	17,297,799	(13,756,276)	4,111,171	1,775,425

Total Increase (Decrease) in Net Assets	10,731,537	(71,305,969)	241,095	(196,393)

Net Assets as of December 31, 2022:	$44,815,167	$190,941,815	$16,159,481	$7,346,732

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds -The Bond Fund of America Class 2 Shares Subaccount	American Funds -The Bond Fund of America Class 4 Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$285,376,467	$466,693	$19,478,568	$11,798,862

Investment Income:
Reinvested Dividends	3,819,270	130,052	244,468	102,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,449,434	110,920	320,297	178,002

Net Investment Income (Loss)	(630,164)	19,132	(75,829)	(75,314)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,104,162	360,153	2,805,492	1,488,427
Realized Gain (Loss) on Investments	2,656,006	(100,478)	(79,349)	443,359

Net Realized Capital Gains (Losses) on Investments	13,760,168	259,675	2,726,143	1,931,786
Net Change in Unrealized Appreciation (Depreciation)	(18,648,501)	(316,891)	1,103,558	(1,273,975)

Net Gain (Loss) on Investment	(4,888,333)	(57,216)	3,829,701	657,811

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,518,497)	(38,084)	3,753,872	582,497

Increase (Decrease) in Net Assets from Contract Transactions	(12,157,582)	12,013,880	(3,651,860)	(1,728,092)

Total Increase (Decrease) in Net Assets	(17,676,079)	11,975,796	102,012	(1,145,595)

Net Assets as of December 31, 2021:	$267,700,388	$12,442,489	$19,580,580	$10,653,267

Investment Income:
Reinvested Dividends	6,463,798	370,995	255,952	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,660,412	172,585	275,167	135,403

Net Investment Income (Loss)	2,803,386	198,410	(19,215)	(135,403)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,655,634	153,019	1,734,594	109,049
Realized Gain (Loss) on Investments	(2,867,523)	(362,645)	(426,041)	(13,611)

Net Realized Capital Gains (Losses) on Investments	(211,889)	(209,626)	1,308,553	95,438
Net Change in Unrealized Appreciation (Depreciation)	(38,740,366)	(1,909,094)	(2,504,154)	(1,727,308)

Net Gain (Loss) on Investment	(38,952,255)	(2,118,720)	(1,195,601)	(1,631,870)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,148,869)	(1,920,310)	(1,214,816)	(1,767,273)

Increase (Decrease) in Net Assets from Contract Transactions	(25,623,578)	2,473,758	(1,434,496)	(891,908)

Total Increase (Decrease) in Net Assets	(61,772,447)	553,448	(2,649,312)	(2,659,181)

Net Assets as of December 31, 2022:	$205,927,941	$12,995,937	$16,931,268	$7,994,086

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock High Yield V.I. Class I Shares Subaccount	DFA VA Equity Allocation Subaccount	DFA VA Global Bond Subaccount	DFA VA Global Moderate Allocation Subaccount

Net Assets as of December 31, 2020:	$3,353,262	$441,244	$127,203	$20,762

Investment Income:
Reinvested Dividends	150,392	15,034	9,455	356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,064	2,464	7,549	262

Net Investment Income (Loss)	101,328	12,570	1,906	94

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,530	35,408	124	798
Realized Gain (Loss) on Investments	25,266	13,046	(24)	(2,371)

Net Realized Capital Gains (Losses) on Investments	33,796	48,454	100	(1,573)
Net Change in Unrealized Appreciation (Depreciation)	(9,071)	57,082	(22,252)	1,763

Net Gain (Loss) on Investment	24,725	105,536	(22,152)	190

Net Increase (Decrease) in Net Assets Resulting from Operations	126,053	118,106	(20,246)	284

Increase (Decrease) in Net Assets from Contract Transactions	(469,764)	301,243	1,192,975	64,119

Total Increase (Decrease) in Net Assets	(343,711)	419,349	1,172,729	64,403

Net Assets as of December 31, 2021:	$3,009,551	$860,593	$1,299,932	$85,165

Investment Income:
Reinvested Dividends	140,160	14,936	30,176	6,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,214	2,915	20,221	530

Net Investment Income (Loss)	100,946	12,021	9,955	5,657

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,911	-	6,038
Realized Gain (Loss) on Investments	(21,288)	(24,496)	(11,718)	94

Net Realized Capital Gains (Losses) on Investments	(21,288)	(2,585)	(11,718)	6,132
Net Change in Unrealized Appreciation (Depreciation)	(427,039)	(132,846)	(108,497)	(18,648)

Net Gain (Loss) on Investment	(448,327)	(135,431)	(120,215)	(12,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	(347,381)	(123,410)	(110,260)	(6,859)

Increase (Decrease) in Net Assets from Contract Transactions	(198,887)	483,286	793,097	451,583

Total Increase (Decrease) in Net Assets	(546,268)	359,876	682,837	444,724

Net Assets as of December 31, 2022:	$2,463,283	$1,220,469	$1,982,769	$529,889

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount

Net Assets as of December 31, 2020:	$271,344	$47,429	$92,589	$234,961

Investment Income:
Reinvested Dividends	9,267	12,860	50	9,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	958	596	1,331	1,433

Net Investment Income (Loss)	8,309	12,264	(1,281)	8,409

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,995	-	-	-
Realized Gain (Loss) on Investments	19,180	12,786	(242)	4,833

Net Realized Capital Gains (Losses) on Investments	44,175	12,786	(242)	4,833
Net Change in Unrealized Appreciation (Depreciation)	(10,436)	(14,268)	(1,306)	69,763

Net Gain (Loss) on Investment	33,739	(1,482)	(1,548)	74,596

Net Increase (Decrease) in Net Assets Resulting from Operations	42,048	10,782	(2,829)	83,005

Increase (Decrease) in Net Assets from Contract Transactions	60,255	298,149	688,357	335,141

Total Increase (Decrease) in Net Assets	102,303	308,931	685,528	418,146

Net Assets as of December 31, 2021:	$373,647	$356,360	$778,117	$653,107

Investment Income:
Reinvested Dividends	17,568	21,220	12,208	27,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,471	1,389	2,705	3,375

Net Investment Income (Loss)	16,097	19,831	9,503	23,714

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,960	5,897	-	14,642
Realized Gain (Loss) on Investments	(11,144)	(26,516)	(3,123)	36,673

Net Realized Capital Gains (Losses) on Investments	816	(20,619)	(3,123)	51,315
Net Change in Unrealized Appreciation (Depreciation)	(106,975)	(32,401)	(17,505)	(141,670)

Net Gain (Loss) on Investment	(106,159)	(53,020)	(20,628)	(90,355)

Net Increase (Decrease) in Net Assets Resulting from Operations	(90,062)	(33,189)	(11,125)	(66,641)

Increase (Decrease) in Net Assets from Contract Transactions	385,107	424,681	240,161	615,130

Total Increase (Decrease) in Net Assets	295,045	391,492	229,036	548,489

Net Assets as of December 31, 2022:	$668,692	$747,852	$1,007,153	$1,201,596

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Contrafund® Initial Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$143,813	$537,674,354	$7,484	$267,864

Investment Income:
Reinvested Dividends	6,552	4,145,965	19,073	118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	937	7,784,274	10,908	1,457

Net Investment Income (Loss)	5,615	(3,638,309)	8,165	(1,339)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,905	42,330,351	37,479	26,268
Realized Gain (Loss) on Investments	12,723	27,133,992	19,209	41,658

Net Realized Capital Gains (Losses) on Investments	45,628	69,464,343	56,688	67,926
Net Change in Unrealized Appreciation (Depreciation)	26,312	19,933,365	42,770	(12,512)

Net Gain (Loss) on Investment	71,940	89,397,708	99,458	55,414

Net Increase (Decrease) in Net Assets Resulting from Operations	77,555	85,759,399	107,623	54,075

Increase (Decrease) in Net Assets from Contract Transactions	296,060	(37,632,615)	1,577,321	(82,417)

Total Increase (Decrease) in Net Assets	373,615	48,126,784	1,684,944	(28,342)

Net Assets as of December 31, 2021:	$517,428	$585,801,138	$1,692,428	$239,522

Investment Income:
Reinvested Dividends	14,115	5,001,640	53,009	551
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,152	6,539,332	44,687	860

Net Investment Income (Loss)	11,963	(1,537,692)	8,322	(309)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,609	30,637,858	106,951	6,064
Realized Gain (Loss) on Investments	19,113	14,108,652	(58,615)	8,462

Net Realized Capital Gains (Losses) on Investments	102,722	44,746,510	48,336	14,526
Net Change in Unrealized Appreciation (Depreciation)	(149,238)	(152,810,560)	(75,101)	(65,235)

Net Gain (Loss) on Investment	(46,516)	(108,064,050)	(26,765)	(50,709)

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,553)	(109,601,742)	(18,443)	(51,018)

Increase (Decrease) in Net Assets from Contract Transactions	577,346	(50,122,590)	1,752,943	(90,582)

Total Increase (Decrease) in Net Assets	542,793	(159,724,332)	1,734,500	(141,600)

Net Assets as of December 31, 2022:	$1,060,221	$426,076,806	$3,426,928	$97,922

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Energy Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$855,273,689	$39,390	$47,297	$38,656,184

Investment Income:
Reinvested Dividends	254,750	55,215	1,011	622,083
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,019,238	24,033	377	602,413

Net Investment Income (Loss)	(12,764,488)	31,182	634	19,670

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,931,032	-	5,904	4,328,432
Realized Gain (Loss) on Investments	57,481,724	80,489	689	1,829,553

Net Realized Capital Gains (Losses) on Investments	174,412,756	80,489	6,593	6,157,985
Net Change in Unrealized Appreciation (Depreciation)	52,764,799	124,804	3,948	1,993,251

Net Gain (Loss) on Investment	227,177,555	205,293	10,541	8,151,236

Net Increase (Decrease) in Net Assets Resulting from Operations	214,413,067	236,475	11,175	8,170,906

Increase (Decrease) in Net Assets from Contract Transactions	(75,585,865)	3,484,342	(2,026)	(8,591,549)

Total Increase (Decrease) in Net Assets	138,827,202	3,720,817	9,149	(420,643)

Net Assets as of December 31, 2021:	$994,100,891	$3,760,207	$56,446	$38,235,541

Investment Income:
Reinvested Dividends	1,954,330	245,691	973	558,143
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,478,896	155,333	366	504,936

Net Investment Income (Loss)	(8,524,566)	90,358	607	53,207

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,080,099	-	1,707	1,119,989
Realized Gain (Loss) on Investments	24,412,095	1,521,100	695	316,993

Net Realized Capital Gains (Losses) on Investments	61,492,194	1,521,100	2,402	1,436,982
Net Change in Unrealized Appreciation (Depreciation)	(320,256,079)	1,315,042	(6,199)	(4,015,077)

Net Gain (Loss) on Investment	(258,763,885)	2,836,142	(3,797)	(2,578,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	(267,288,451)	2,926,500	(3,190)	(2,524,888)

Increase (Decrease) in Net Assets from Contract Transactions	(61,838,500)	6,748,822	(2,621)	(3,954,815)

Total Increase (Decrease) in Net Assets	(329,126,951)	9,675,322	(5,811)	(6,479,703)

Net Assets as of December 31, 2022:	$664,973,940	$13,435,529	$50,635	$31,755,838

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Health Care Service Class 2

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$30,183	$49,691,847	$4,484,860	$259,476

Investment Income:
Reinvested Dividends	-	-	-	700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	253	740,239	68,139	56,098

Net Investment Income (Loss)	(253)	(740,239)	(68,139)	(55,398)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,786	10,229,189	396,695	84,628
Realized Gain (Loss) on Investments	956	8,521,939	847,300	7,425

Net Realized Capital Gains (Losses) on Investments	7,742	18,751,128	1,243,995	92,053
Net Change in Unrealized Appreciation (Depreciation)	(949)	(8,522,248)	(705,431)	207,113

Net Gain (Loss) on Investment	6,793	10,228,880	538,564	299,166

Net Increase (Decrease) in Net Assets Resulting from Operations	6,540	9,488,641	470,425	243,768

Increase (Decrease) in Net Assets from Contract Transactions	(1,775)	(13,072,946)	(1,134,968)	6,877,897

Total Increase (Decrease) in Net Assets	4,765	(3,584,305)	(664,543)	7,121,665

Net Assets as of December 31, 2021:	$34,948	$46,107,542	$3,820,317	$7,381,141

Investment Income:
Reinvested Dividends	170	125,760	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	529,362	41,057	122,174

Net Investment Income (Loss)	(43)	(403,602)	(41,057)	(122,174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,055	2,701,288	537,335	452,225
Realized Gain (Loss) on Investments	748	2,045,192	91,170	(324,521)

Net Realized Capital Gains (Losses) on Investments	2,803	4,746,480	628,505	127,704
Net Change in Unrealized Appreciation (Depreciation)	(11,310)	(15,685,382)	(2,058,239)	(1,060,986)

Net Gain (Loss) on Investment	(8,507)	(10,938,902)	(1,429,734)	(933,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,550)	(11,342,504)	(1,470,791)	(1,055,456)

Increase (Decrease) in Net Assets from Contract Transactions	(2,107)	(4,632,459)	(148,778)	2,678,603

Total Increase (Decrease) in Net Assets	(10,657)	(15,974,963)	(1,619,569)	1,623,147

Net Assets as of December 31, 2022:	$24,291	$30,132,579	$2,200,748	$9,004,288

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid CapService Class 2	Fidelity® VIP Technology Initial Class	Fidelity® VIP Utilities Initial Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$64,353	$397,709,138	$669,454	$24,841

Investment Income:
Reinvested Dividends	437	1,482,556	-	15,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	462	6,180,507	139,286	7,789

Net Investment Income (Loss)	(25)	(4,697,951)	(139,286)	7,500

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,426	67,148,006	671,849	-
Realized Gain (Loss) on Investments	1,269	22,787,344	109,849	2,459

Net Realized Capital Gains (Losses) on Investments	12,695	89,935,350	781,698	2,459
Net Change in Unrealized Appreciation (Depreciation)	2,809	4,895,162	1,486,667	90,059

Net Gain (Loss) on Investment	15,504	94,830,512	2,268,365	92,518

Net Increase (Decrease) in Net Assets Resulting from Operations	15,479	90,132,561	2,129,079	100,018

Increase (Decrease) in Net Assets from Contract Transactions	(3,351)	(58,265,097)	13,656,932	1,005,258

Total Increase (Decrease) in Net Assets	12,128	31,867,464	15,786,011	1,105,276

Net Assets as of December 31, 2021:	$76,481	$429,576,602	$16,455,465	$1,130,117

Investment Income:
Reinvested Dividends	278	896,023	-	52,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	402	4,909,477	248,549	42,804

Net Investment Income (Loss)	(124)	(4,013,454)	(248,549)	9,260

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,878	23,413,182	1,264,256	3,688
Realized Gain (Loss) on Investments	783	2,382,150	(802,163)	89,959

Net Realized Capital Gains (Losses) on Investments	4,661	25,795,332	462,093	93,647
Net Change in Unrealized Appreciation (Depreciation)	(15,962)	(89,889,352)	(7,092,484)	10,748

Net Gain (Loss) on Investment	(11,301)	(64,094,020)	(6,630,391)	104,395

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,425)	(68,107,474)	(6,878,940)	113,655

Increase (Decrease) in Net Assets from Contract Transactions	(11,614)	(44,916,806)	5,092,926	2,819,885

Total Increase (Decrease) in Net Assets	(23,039)	(113,024,280)	(1,786,014)	2,933,540

Net Assets as of December 31, 2022:	$53,442	$316,552,322	$14,669,451	$4,063,657

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$239,991	$176,210,717	$69,574,482	$48,526,068

Investment Income:
Reinvested Dividends	5,948	2,839,374	1,081,032	2,309,326
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,318	3,208,262	1,128,651	715,688

Net Investment Income (Loss)	3,630	(368,888)	(47,619)	1,593,638

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,203	19,064,171	-	-
Realized Gain (Loss) on Investments	9,935	12,883,862	(2,694,273)	756,177

Net Realized Capital Gains (Losses) on Investments	44,138	31,948,033	(2,694,273)	756,177
Net Change in Unrealized Appreciation (Depreciation)	41,037	25,873,922	9,070,673	4,448,559

Net Gain (Loss) on Investment	85,175	57,821,955	6,376,400	5,204,736

Net Increase (Decrease) in Net Assets Resulting from Operations	88,805	57,453,067	6,328,781	6,798,374

Increase (Decrease) in Net Assets from Contract Transactions	116,957	9,879,567	(10,267,507)	(8,685,416)

Total Increase (Decrease) in Net Assets	205,762	67,332,634	(3,938,726)	(1,887,042)

Net Assets as of December 31, 2021:	$445,753	$243,543,351	$65,635,756	$46,639,026

Investment Income:
Reinvested Dividends	4,427	2,063,264	793,355	1,991,351
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,594	3,285,394	877,524	604,510

Net Investment Income (Loss)	1,833	(1,222,130)	(84,169)	1,386,841

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,431	10,796,438	4,999,915	808,299
Realized Gain (Loss) on Investments	8,409	9,602,540	(3,488,737)	262,874

Net Realized Capital Gains (Losses) on Investments	26,840	20,398,978	1,511,178	1,071,173
Net Change in Unrealized Appreciation (Depreciation)	(61,642)	(41,774,208)	(12,536,109)	(5,452,871)

Net Gain (Loss) on Investment	(34,802)	(21,375,230)	(11,024,931)	(4,381,698)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,969)	(22,597,360)	(11,109,100)	(2,994,857)

Increase (Decrease) in Net Assets from Contract Transactions	(28,253)	8,101,622	(6,823,729)	(6,049,305)

Total Increase (Decrease) in Net Assets	(61,222)	(14,495,738)	(17,932,829)	(9,044,162)

Net Assets as of December 31, 2022:	$384,531	$229,047,613	$47,702,927	$37,594,864

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$11,185,310	$18,333,937	$8,633,998	$23,462,735

Investment Income:
Reinvested Dividends	330,160	332,552	-	56,662
Investment Expense:
Mortality and Expense Risk and Administrative Charges	174,165	269,814	128,874	347,763

Net Investment Income (Loss)	155,995	62,738	(128,874)	(291,101)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	962,484	2,137,420
Realized Gain (Loss) on Investments	195,220	119,586	1,082,150	3,094,224

Net Realized Capital Gains (Losses) on Investments	195,220	119,586	2,044,634	5,231,644
Net Change in Unrealized Appreciation (Depreciation)	1,524,221	418,499	(1,086,048)	(1,748,105)

Net Gain (Loss) on Investment	1,719,441	538,085	958,586	3,483,539

Net Increase (Decrease) in Net Assets Resulting from Operations	1,875,436	600,823	829,712	3,192,438

Increase (Decrease) in Net Assets from Contract Transactions	(2,166,124)	(3,886,922)	(1,716,731)	(5,175,391)

Total Increase (Decrease) in Net Assets	(290,688)	(3,286,099)	(887,019)	(1,982,953)

Net Assets as of December 31, 2021:	$10,894,622	$15,047,838	$7,746,979	$21,479,782

Investment Income:
Reinvested Dividends	176,728	396,900	-	46,384
Investment Expense:
Mortality and Expense Risk and Administrative Charges	143,350	197,975	83,524	262,295

Net Investment Income (Loss)	33,378	198,925	(83,524)	(215,911)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,067,277	-	1,526,406	3,016,467
Realized Gain (Loss) on Investments	(22,623)	(189,628)	329,616	703,664

Net Realized Capital Gains (Losses) on Investments	1,044,654	(189,628)	1,856,022	3,720,131
Net Change in Unrealized Appreciation (Depreciation)	(2,026,350)	(1,347,402)	(4,146,674)	(7,143,734)

Net Gain (Loss) on Investment	(981,696)	(1,537,030)	(2,290,652)	(3,423,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	(948,318)	(1,338,105)	(2,374,176)	(3,639,514)

Increase (Decrease) in Net Assets from Contract Transactions	(945,327)	(1,493,246)	(876,366)	(1,880,685)

Total Increase (Decrease) in Net Assets	(1,893,645)	(2,831,351)	(3,250,542)	(5,520,199)

Net Assets as of December 31, 2022:	$9,000,977	$12,216,487	$4,496,437	$15,959,583

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$25,965,245	$2,879,198	$54,351,642	$39,804,937

Investment Income:
Reinvested Dividends	90,208	8,471	-	639,706
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,137	43,692	787,327	589,825

Net Investment Income (Loss)	(293,929)	(35,221)	(787,327)	49,881

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,264,001	-	9,218,003	1,940,284
Realized Gain (Loss) on Investments	3,913,004	38,895	3,913,096	2,915,585

Net Realized Capital Gains (Losses) on Investments	5,177,005	38,895	13,131,099	4,855,869
Net Change in Unrealized Appreciation (Depreciation)	(1,023,049)	481,402	(11,701,699)	(288,609)

Net Gain (Loss) on Investment	4,153,956	520,297	1,429,400	4,567,260

Net Increase (Decrease) in Net Assets Resulting from Operations	3,860,027	485,076	642,073	4,617,141

Increase (Decrease) in Net Assets from Contract Transactions	(6,204,658)	(480,351)	(11,034,608)	(7,672,569)

Total Increase (Decrease) in Net Assets	(2,344,631)	4,725	(10,392,535)	(3,055,428)

Net Assets as of December 31, 2021:	$23,620,614	$2,883,923	$43,959,107	$36,749,509

Investment Income:
Reinvested Dividends	274,765	30,789	-	454,970
Investment Expense:
Mortality and Expense Risk and Administrative Charges	277,857	38,154	459,552	457,454

Net Investment Income (Loss)	(3,092)	(7,365)	(459,552)	(2,484)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,018,007	215,129	10,786,382	2,705,790
Realized Gain (Loss) on Investments	1,158,946	(2,532)	(875,317)	1,054,458

Net Realized Capital Gains (Losses) on Investments	3,176,953	212,597	9,911,065	3,760,248
Net Change in Unrealized Appreciation (Depreciation)	(7,947,597)	(413,929)	(22,678,073)	(7,717,856)

Net Gain (Loss) on Investment	(4,770,644)	(201,332)	(12,767,008)	(3,957,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,773,736)	(208,697)	(13,226,560)	(3,960,092)

Increase (Decrease) in Net Assets from Contract Transactions	(2,097,658)	(143,728)	(4,143,047)	(3,889,765)

Total Increase (Decrease) in Net Assets	(6,871,394)	(352,425)	(17,369,607)	(7,849,857)

Net Assets as of December 31, 2022:	$16,749,220	$2,531,498	$26,589,500	$28,899,652

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	NVIT Emerging Markets Class D Shares	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon Bond Initial Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$23,330	$50,152,621	$41,556,748	$163,368,662

Investment Income:
Reinvested Dividends	223	1,004,801	429,183	2,407,099
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111	843,361	560,358	2,430,220

Net Investment Income (Loss)	112	161,440	(131,175)	(23,121)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,106,335	1,323,839	9,513,079
Realized Gain (Loss) on Investments	788	(270,046)	1,469,038	489,591

Net Realized Capital Gains (Losses) on Investments	788	6,836,289	2,792,877	10,002,670
Net Change in Unrealized Appreciation (Depreciation)	(2,595)	(1,251,515)	2,727,038	(13,816,351)

Net Gain (Loss) on Investment	(1,807)	5,584,774	5,519,915	(3,813,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,695)	5,746,214	5,388,740	(3,836,802)

Increase (Decrease) in Net Assets from Contract Transactions	(2,424)	(1,021,216)	5,368,531	(15,661,512)

Total Increase (Decrease) in Net Assets	(4,119)	4,724,998	10,757,271	(19,498,314)

Net Assets as of December 31, 2021:	$19,211	$54,877,619	$52,314,019	$143,870,348

Investment Income:
Reinvested Dividends	12	168,369	494,747	3,179,120
Investment Expense:
Mortality and Expense Risk and Administrative Charges	66	682,879	548,362	1,900,799

Net Investment Income (Loss)	(54)	(514,510)	(53,615)	1,278,321

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	629,158	2,076,479	-
Realized Gain (Loss) on Investments	418	(1,954,195)	1,191,022	(3,151,494)

Net Realized Capital Gains (Losses) on Investments	418	(1,325,037)	3,267,501	(3,151,494)
Net Change in Unrealized Appreciation (Depreciation)	(4,870)	(7,540,764)	(11,150,708)	(20,499,163)

Net Gain (Loss) on Investment	(4,452)	(8,865,801)	(7,883,207)	(23,650,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,506)	(9,380,311)	(7,936,822)	(22,372,336)

Increase (Decrease) in Net Assets from Contract Transactions	(8,090)	(6,953,937)	1,219,700	(13,913,864)

Total Increase (Decrease) in Net Assets	(12,596)	(16,334,248)	(6,717,122)	(36,286,200)

Net Assets as of December 31, 2022:	$6,615	$38,543,371	$45,596,897	$107,584,148

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$723,436,012	$320,495,238	$68,971,842	$150,070,593

Investment Income:
Reinvested Dividends	8,680,054	7,398,074	3,487,120	7,478,036
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,207,764	3,924,687	992,459	2,077,989

Net Investment Income (Loss)	(527,710)	3,473,387	2,494,661	5,400,047

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,503,496	10,917,588	-	-
Realized Gain (Loss) on Investments	(1,140,964)	965,694	225,453	(314,663)

Net Realized Capital Gains (Losses) on Investments	40,362,532	11,883,282	225,453	(314,663)
Net Change in Unrealized Appreciation (Depreciation)	(56,927,016)	(23,366,178)	453,007	2,013,911

Net Gain (Loss) on Investment	(16,564,484)	(11,482,896)	678,460	1,699,248

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,092,194)	(8,009,509)	3,173,121	7,099,295

Increase (Decrease) in Net Assets from Contract Transactions	(42,545,794)	(6,821,082)	(14,161,797)	(6,769,722)

Total Increase (Decrease) in Net Assets	(59,637,988)	(14,830,591)	(10,988,676)	329,573

Net Assets as of December 31, 2021:	$663,798,024	$305,664,647	$57,983,166	$150,400,166

Investment Income:
Reinvested Dividends	12,836,377	6,104,411	2,842,969	6,823,000
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,332,653	3,249,650	733,862	1,715,026

Net Investment Income (Loss)	5,503,724	2,854,761	2,109,107	5,107,974

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,093,783	-	-
Realized Gain (Loss) on Investments	(17,876,064)	(6,633,403)	(1,107,694)	(3,515,623)

Net Realized Capital Gains (Losses) on Investments	(17,876,064)	(5,539,620)	(1,107,694)	(3,515,623)
Net Change in Unrealized Appreciation (Depreciation)	(90,566,809)	(38,769,972)	(7,937,406)	(19,976,289)

Net Gain (Loss) on Investment	(108,442,873)	(44,309,592)	(9,045,100)	(23,491,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,939,149)	(41,454,831)	(6,935,993)	(18,383,938)

Increase (Decrease) in Net Assets from Contract Transactions	(80,737,886)	(32,160,662)	(6,242,413)	(20,211,373)

Total Increase (Decrease) in Net Assets	(183,677,035)	(73,615,493)	(13,178,406)	(38,595,311)

Net Assets as of December 31, 2022:	$480,120,989	$232,049,154	$44,804,760	$111,804,855

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$258,388,425	$139,055,653	$80,808,215	$273,499,306

Investment Income:
Reinvested Dividends	5,671,731	2,763,715	1,490,827	3,524,237
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,966,657	2,039,318	1,119,445	2,994,121

Net Investment Income (Loss)	1,705,074	724,397	371,382	530,116

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,785,228	13,985,991
Realized Gain (Loss) on Investments	17,575,088	(2,278,738)	(413,359)	(1,721,976)

Net Realized Capital Gains (Losses) on Investments	17,575,088	(2,278,738)	4,371,869	12,264,015
Net Change in Unrealized Appreciation (Depreciation)	30,763,061	28,761,532	(7,828,956)	(22,472,975)

Net Gain (Loss) on Investment	48,338,149	26,482,794	(3,457,087)	(10,208,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	50,043,223	27,207,191	(3,085,705)	(9,678,844)

Increase (Decrease) in Net Assets from Contract Transactions	(58,807,437)	(18,244,334)	(14,176,576)	(70,284,030)

Total Increase (Decrease) in Net Assets	(8,764,214)	8,962,857	(17,262,281)	(79,962,874)

Net Assets as of December 31, 2021:	$249,624,211	$148,018,510	$63,545,934	$193,536,432

Investment Income:
Reinvested Dividends	4,487,342	2,273,087	582,928	1,956,528
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,083,841	1,689,264	879,886	3,195,378

Net Investment Income (Loss)	1,403,501	583,823	(296,958)	(1,238,850)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,281,163	4,293,467	-	-
Realized Gain (Loss) on Investments	3,149,966	(5,865,717)	(2,852,885)	(14,302,880)

Net Realized Capital Gains (Losses) on Investments	10,431,129	(1,572,250)	(2,852,885)	(14,302,880)
Net Change in Unrealized Appreciation (Depreciation)	(43,476,428)	(18,536,348)	(5,717,465)	(18,088,838)

Net Gain (Loss) on Investment	(33,045,299)	(20,108,598)	(8,570,350)	(32,391,718)

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,641,798)	(19,524,775)	(8,867,308)	(33,630,568)

Increase (Decrease) in Net Assets from Contract Transactions	(22,245,819)	(16,085,391)	(5,390,671)	98,715,765

Total Increase (Decrease) in Net Assets	(53,887,617)	(35,610,166)	(14,257,979)	65,085,197

Net Assets as of December 31, 2022:	$195,736,594	$112,408,344	$49,287,955	$258,621,629

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2020:	$981,034,010	$36,532,221	$81,766,874	$125,991,289

Investment Income:
Reinvested Dividends	8,885,453	1,008,326	1,932,707	3,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,201,482	585,349	1,242,266	1,948,751

Net Investment Income (Loss)	(4,316,029)	422,977	690,441	(1,944,856)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	22,780,643	(277,791)	(297,738)	-

Net Realized Capital Gains (Losses) on Investments	22,780,643	(277,791)	(297,738)	-
Net Change in Unrealized Appreciation (Depreciation)	92,236,652	8,290,006	18,781,262	-

Net Gain (Loss) on Investment	115,017,295	8,012,215	18,483,524	-

Net Increase (Decrease) in Net Assets Resulting from Operations	110,701,266	8,435,192	19,173,965	(1,944,856)

Increase (Decrease) in Net Assets from Contract Transactions	(64,774,913)	(7,385,756)	(4,894,913)	(22,648,258)

Total Increase (Decrease) in Net Assets	45,926,353	1,049,436	14,279,052	(24,593,114)

Net Assets as of December 31, 2021:	$1,026,960,363	$37,581,657	$96,045,926	$101,398,175

Investment Income:
Reinvested Dividends	13,282,125	944,819	2,184,012	1,577,637
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,487,279	422,532	1,030,305	1,748,880

Net Investment Income (Loss)	1,794,846	522,287	1,153,707	(171,243)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,868,510	-	-	-
Realized Gain (Loss) on Investments	14,040,839	(646,632)	(1,650,261)	-

Net Realized Capital Gains (Losses) on Investments	17,909,349	(646,632)	(1,650,261)	-
Net Change in Unrealized Appreciation (Depreciation)	(146,903,031)	(10,141,438)	(26,852,513)	-

Net Gain (Loss) on Investment	(128,993,682)	(10,788,070)	(28,502,774)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(127,198,836)	(10,265,783)	(27,349,067)	(171,243)

Increase (Decrease) in Net Assets from Contract Transactions	(69,397,366)	(4,094,570)	(5,342,994)	12,840,736

Total Increase (Decrease) in Net Assets	(196,596,202)	(14,360,353)	(32,692,061)	12,669,493

Net Assets as of December 31, 2022:	$830,364,161	$23,221,304	$63,353,865	$114,067,668

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation -Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$613,742,199	$316,114,002	$1,234,609,288	$443,165,826

Investment Income:
Reinvested Dividends	18,977	3,272,782	10,529,533	2,272,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,449,393	3,870,366	15,586,626	5,719,937

Net Investment Income (Loss)	(7,430,416)	(597,584)	(5,057,093)	(3,446,945)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,796,769	-	-
Realized Gain (Loss) on Investments	-	2,978,015	7,534,844	(1,711,690)

Net Realized Capital Gains (Losses) on Investments	-	7,774,784	7,534,844	(1,711,690)
Net Change in Unrealized Appreciation (Depreciation)	-	6,053,604	78,425,287	30,573,794

Net Gain (Loss) on Investment	-	13,828,388	85,960,131	28,862,104

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,430,416)	13,230,804	80,903,038	25,415,159

Increase (Decrease) in Net Assets from Contract Transactions	(103,215,225)	(34,198,769)	(145,459,216)	(53,513,607)

Total Increase (Decrease) in Net Assets	(110,645,641)	(20,967,965)	(64,556,178)	(28,098,448)

Net Assets as of December 31, 2021:	$503,096,558	$295,146,037	$1,170,053,110	$415,067,378

Investment Income:
Reinvested Dividends	8,534,105	3,115,998	12,552,464	4,239,996
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,539,393	3,095,760	12,446,126	4,483,229

Net Investment Income (Loss)	994,712	20,238	106,338	(243,233)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	31,937,815	116,907,967	14,538,519
Realized Gain (Loss) on Investments	-	(3,622,804)	(15,545,732)	(9,872,524)

Net Realized Capital Gains (Losses) on Investments	-	28,315,011	101,362,235	4,665,995
Net Change in Unrealized Appreciation (Depreciation)	-	(75,038,841)	(307,900,281)	(82,466,783)

Net Gain (Loss) on Investment	-	(46,723,830)	(206,538,046)	(77,800,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	994,712	(46,703,592)	(206,431,708)	(78,044,021)

Increase (Decrease) in Net Assets from Contract Transactions	117,756,076	(31,350,363)	(109,417,391)	(45,191,346)

Total Increase (Decrease) in Net Assets	118,750,788	(78,053,955)	(315,849,099)	(123,235,367)

Net Assets as of December 31, 2022:	$621,847,346	$217,092,082	$854,204,011	$291,832,011

See Accompanying Notes.
(1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 100 Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2020:	$964,405,620	$401,118,370	$59,978,989	$20,577,421

Investment Income:
Reinvested Dividends	5,315,999	1,151,111	622,171	357,744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,262,817	5,429,843	781,182	303,891

Net Investment Income (Loss)	(6,946,818)	(4,278,732)	(159,011)	53,853

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	89,064,536	35,841,158	1,540,465	397,450
Realized Gain (Loss) on Investments	6,028,497	3,658,287	1,688,893	351,270

Net Realized Capital Gains (Losses) on Investments	95,093,033	39,499,445	3,229,358	748,720
Net Change in Unrealized Appreciation (Depreciation)	(17,211,512)	13,824,604	7,124,454	90,130

Net Gain (Loss) on Investment	77,881,521	53,324,049	10,353,812	838,850

Net Increase (Decrease) in Net Assets Resulting from Operations	70,934,703	49,045,317	10,194,801	892,703

Increase (Decrease) in Net Assets from Contract Transactions	(99,856,220)	(44,934,194)	1,068,686	(2,765,387)

Total Increase (Decrease) in Net Assets	(28,921,517)	4,111,123	11,263,487	(1,872,684)

Net Assets as of December 31, 2021:	$935,484,103	$405,229,493	$71,242,476	$18,704,737

Investment Income:
Reinvested Dividends	8,869,436	3,716,982	735,030	300,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,062,518	4,448,842	697,416	240,902

Net Investment Income (Loss)	(1,193,082)	(731,860)	37,614	59,947

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,239,867	30,670,569	2,229,202	654,749
Realized Gain (Loss) on Investments	(14,682,604)	(4,742,964)	1,510,417	(136,309)

Net Realized Capital Gains (Losses) on Investments	42,557,263	25,927,605	3,739,619	518,440
Net Change in Unrealized Appreciation (Depreciation)	(195,409,236)	(95,910,539)	(15,801,818)	(3,432,145)

Net Gain (Loss) on Investment	(152,851,973)	(69,982,934)	(12,062,199)	(2,913,705)

Net Increase (Decrease) in Net Assets Resulting from Operations	(154,045,055)	(70,714,794)	(12,024,585)	(2,853,758)

Increase (Decrease) in Net Assets from Contract Transactions	(85,957,915)	(40,568,770)	(3,085,437)	(1,001,494)

Total Increase (Decrease) in Net Assets	(240,002,970)	(111,283,564)	(15,110,022)	(3,855,252)

Net Assets as of December 31, 2022:	$695,481,133	$293,945,929	$56,132,454	$14,849,485

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock iShares Edge 50 Service Class Subaccount	TA BlackRock iShares Edge 75 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2020:	$294,458,872	$448,423,739	$165,771,162	$1,242,098,550

Investment Income:
Reinvested Dividends	4,383,173	5,378,081	1,891,321	29,467,319
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,862,543	5,529,146	2,210,501	16,551,426

Net Investment Income (Loss)	520,630	(151,065)	(319,180)	12,915,893

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,647,817	6,488,844	3,640,765	39,500,191
Realized Gain (Loss) on Investments	4,489,631	6,582,702	6,692,210	15,266,371

Net Realized Capital Gains (Losses) on Investments	10,137,448	13,071,546	10,332,975	54,766,562
Net Change in Unrealized Appreciation (Depreciation)	1,597,423	16,985,768	9,233,682	4,671,439

Net Gain (Loss) on Investment	11,734,871	30,057,314	19,566,657	59,438,001

Net Increase (Decrease) in Net Assets Resulting from Operations	12,255,501	29,906,249	19,247,477	72,353,894

Increase (Decrease) in Net Assets from Contract Transactions	(27,914,537)	16,748,296	(2,860,124)	(161,303,474)

Total Increase (Decrease) in Net Assets	(15,659,036)	46,654,545	16,387,353	(88,949,580)

Net Assets as of December 31, 2021:	$278,799,836	$495,078,284	$182,158,515	$1,153,148,970

Investment Income:
Reinvested Dividends	3,569,382	5,645,306	2,031,467	34,227,326
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,054,698	5,002,886	1,891,828	12,974,305

Net Investment Income (Loss)	514,684	642,420	139,639	21,253,021

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,320,736	10,387,765	6,497,783	79,048,233
Realized Gain (Loss) on Investments	(180,939)	3,071,795	3,288,287	(17,083,696)

Net Realized Capital Gains (Losses) on Investments	9,139,797	13,459,560	9,786,070	61,964,537
Net Change in Unrealized Appreciation (Depreciation)	(51,435,145)	(90,498,680)	(38,612,124)	(277,167,704)

Net Gain (Loss) on Investment	(42,295,348)	(77,039,120)	(28,826,054)	(215,203,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	(41,780,664)	(76,396,700)	(28,686,415)	(193,950,146)

Increase (Decrease) in Net Assets from Contract Transactions	(34,372,697)	(15,814,135)	(12,244,288)	(120,666,220)

Total Increase (Decrease) in Net Assets	(76,153,361)	(92,210,835)	(40,930,703)	(314,616,366)

Net Assets as of December 31, 2022:	$202,646,475	$402,867,449	$141,227,812	$838,532,604

See Accompanying Notes.
(1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Goldman Sachs 70/30 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$20,311	$5,277,027,156	$632,851,059	$2,266,031,114

Investment Income:
Reinvested Dividends	12,822	58,990,431	9,451,145	19,967,981
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,362	65,010,238	7,614,265	29,726,260

Net Investment Income (Loss)	(540)	(6,019,807)	1,836,880	(9,758,279)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,566	238,339,457	8,209,760	106,820,114
Realized Gain (Loss) on Investments	2,864	88,767,692	5,871,013	26,484,698

Net Realized Capital Gains (Losses) on Investments	26,430	327,107,149	14,080,773	133,304,812
Net Change in Unrealized Appreciation (Depreciation)	96,878	81,619,695	(7,220,491)	144,776,798

Net Gain (Loss) on Investment	123,308	408,726,844	6,860,282	278,081,610

Net Increase (Decrease) in Net Assets Resulting from Operations	122,768	402,707,037	8,697,162	268,323,331

Increase (Decrease) in Net Assets from Contract Transactions	1,679,600	(593,334,110)	(65,123,641)	(315,820,024)

Total Increase (Decrease) in Net Assets	1,802,368	(190,627,073)	(56,426,479)	(47,496,693)

Net Assets as of December 31, 2021:	$1,822,679	$5,086,400,083	$576,424,580	$2,218,534,421

Investment Income:
Reinvested Dividends	41,043	63,014,171	7,706,416	25,939,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,987	52,618,688	6,046,975	24,313,196

Net Investment Income (Loss)	17,056	10,395,483	1,659,441	1,626,010

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	132,768	105,070,583	7,198,661	108,962,556
Realized Gain (Loss) on Investments	(10,689)	5,219,153	(3,348,403)	(13,496,013)

Net Realized Capital Gains (Losses) on Investments	122,079	110,289,736	3,850,258	95,466,543
Net Change in Unrealized Appreciation (Depreciation)	(551,547)	(879,604,477)	(77,955,255)	(437,348,062)

Net Gain (Loss) on Investment	(429,468)	(769,314,741)	(74,104,997)	(341,881,519)

Net Increase (Decrease) in Net Assets Resulting from Operations	(412,412)	(758,919,258)	(72,445,556)	(340,255,509)

Increase (Decrease) in Net Assets from Contract Transactions	829,629	(474,444,375)	(66,020,410)	(188,961,873)

Total Increase (Decrease) in Net Assets	417,217	(1,233,363,633)	(138,465,966)	(529,217,382)

Net Assets as of December 31, 2022:	$2,239,896	$3,853,036,450	$437,958,614	$1,689,317,039

See Accompanying Notes.
(1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$87,876,379	$115,207,635	$1,085,023,467	$90,938,573

Investment Income:
Reinvested Dividends	1,086,968	1,238,668	12,400,846	248,816
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,303,768	1,583,334	14,984,758	1,372,494

Net Investment Income (Loss)	(216,800)	(344,666)	(2,583,912)	(1,123,678)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	46,966,099	11,239,465
Realized Gain (Loss) on Investments	4,640,077	3,896,291	47,013,056	9,460,216

Net Realized Capital Gains (Losses) on Investments	4,640,077	3,896,291	93,979,155	20,699,681
Net Change in Unrealized Appreciation (Depreciation)	3,291,950	6,828,632	52,951,201	(6,336,411)

Net Gain (Loss) on Investment	7,932,027	10,724,923	146,930,356	14,363,270

Net Increase (Decrease) in Net Assets Resulting from Operations	7,715,227	10,380,257	144,346,444	13,239,592

Increase (Decrease) in Net Assets from Contract Transactions	(16,845,179)	(1,735,556)	(97,020,497)	(21,574,802)

Total Increase (Decrease) in Net Assets	(9,129,952)	8,644,701	47,325,947	(8,335,210)

Net Assets as of December 31, 2021:	$78,746,427	$123,852,336	$1,132,349,414	$82,603,363

Investment Income:
Reinvested Dividends	1,824,838	2,658,482	7,629,455	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	914,798	1,283,612	12,452,389	997,157

Net Investment Income (Loss)	910,040	1,374,870	(4,822,934)	(997,157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,195,515	5,182,933	108,334,110	9,819,875
Realized Gain (Loss) on Investments	197,097	(1,401,506)	30,898,092	2,959,908

Net Realized Capital Gains (Losses) on Investments	3,392,612	3,781,427	139,232,202	12,779,783
Net Change in Unrealized Appreciation (Depreciation)	(20,772,529)	(31,272,636)	(331,234,693)	(26,348,045)

Net Gain (Loss) on Investment	(17,379,917)	(27,491,209)	(192,002,491)	(13,568,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,469,877)	(26,116,339)	(196,825,425)	(14,565,419)

Increase (Decrease) in Net Assets from Contract Transactions	(5,303,182)	(8,990,756)	(114,898,544)	(7,469,037)

Total Increase (Decrease) in Net Assets	(21,773,059)	(35,107,095)	(311,723,969)	(22,034,456)

Net Assets as of December 31, 2022:	$56,973,368	$88,745,241	$820,625,445	$60,568,907

See Accompanying Notes.
(1) See Footnote 1	37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$195,280,987	$167,552,183	$986,050,891	$315,946,230

Investment Income:
Reinvested Dividends	207,124	4,105,157	21,132,167	5,503,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,770,747	2,580,901	12,977,842	5,047,027

Net Investment Income (Loss)	(2,563,623)	1,524,256	8,154,325	456,402

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,229,440	2,627,704	15,036,667	20,104,572
Realized Gain (Loss) on Investments	10,359,748	4,866,052	13,476,720	37,767,967

Net Realized Capital Gains (Losses) on Investments	37,589,188	7,493,756	28,513,387	57,872,539
Net Change in Unrealized Appreciation (Depreciation)	(5,311,165)	(1,924,960)	4,019,732	(4,822,118)

Net Gain (Loss) on Investment	32,278,023	5,568,796	32,533,119	53,050,421

Net Increase (Decrease) in Net Assets Resulting from Operations	29,714,400	7,093,052	40,687,444	53,506,823

Increase (Decrease) in Net Assets from Contract Transactions	(7,135,649)	(26,498,112)	(98,889,364)	(77,693,679)

Total Increase (Decrease) in Net Assets	22,578,751	(19,405,060)	(58,201,920)	(24,186,856)

Net Assets as of December 31, 2021:	$217,859,738	$148,147,123	$927,848,971	$291,759,374

Investment Income:
Reinvested Dividends	-	6,818,800	40,620,689	13,575,139
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,289,076	1,946,655	10,206,666	3,546,652

Net Investment Income (Loss)	(2,289,076)	4,872,145	30,414,023	10,028,487

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,461,509	11,225,668	70,848,822	45,453,371
Realized Gain (Loss) on Investments	1,424,278	(1,965,901)	(12,314,713)	3,196,863

Net Realized Capital Gains (Losses) on Investments	28,885,787	9,259,767	58,534,109	48,650,234
Net Change in Unrealized Appreciation (Depreciation)	(64,980,015)	(37,869,363)	(238,581,663)	(126,434,408)

Net Gain (Loss) on Investment	(36,094,228)	(28,609,596)	(180,047,554)	(77,784,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,383,304)	(23,737,451)	(149,633,531)	(67,755,687)

Increase (Decrease) in Net Assets from Contract Transactions	(22,345,268)	(13,632,260)	(103,359,493)	(21,537,585)

Total Increase (Decrease) in Net Assets	(60,728,572)	(37,369,711)	(252,993,024)	(89,293,272)

Net Assets as of December 31, 2022:	$157,131,166	$110,777,412	$674,855,947	$202,466,102

See Accompanying Notes.
(1) See Footnote 1	38

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$256,180,984	$386,197,515	$6,149,536,745	$526,342,752

Investment Income:
Reinvested Dividends	4,094,067	7,234,191	105,688,632	11,529,339
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,717,092	5,863,212	79,392,235	8,152,369

Net Investment Income (Loss)	376,975	1,370,979	26,296,397	3,376,970

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,913,962	2,419,780	40,020,269	13,233,708
Realized Gain (Loss) on Investments	11,932,706	22,524,567	101,611,335	30,241,338

Net Realized Capital Gains (Losses) on Investments	28,846,668	24,944,347	141,631,604	43,475,046
Net Change in Unrealized Appreciation (Depreciation)	15,286,089	1,703,944	286,542,696	14,586,774

Net Gain (Loss) on Investment	44,132,757	26,648,291	428,174,300	58,061,820

Net Increase (Decrease) in Net Assets Resulting from Operations	44,509,732	28,019,270	454,470,697	61,438,790

Increase (Decrease) in Net Assets from Contract Transactions	(23,352,042)	(75,495,701)	(503,130,194)	(100,340,760)

Total Increase (Decrease) in Net Assets	21,157,690	(47,476,431)	(48,659,497)	(38,901,970)

Net Assets as of December 31, 2021:	$277,338,674	$338,721,084	$6,100,877,248	$487,440,782

Investment Income:
Reinvested Dividends	12,796,796	14,556,489	257,066,523	21,097,683
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,965,473	4,323,544	64,428,173	6,148,730

Net Investment Income (Loss)	9,831,323	10,232,945	192,638,350	14,948,953

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,196,316	26,905,391	503,996,286	53,899,417
Realized Gain (Loss) on Investments	(2,684,803)	2,084,817	(13,537,726)	3,708,492

Net Realized Capital Gains (Losses) on Investments	42,511,513	28,990,208	490,458,560	57,607,909
Net Change in Unrealized Appreciation (Depreciation)	(117,576,164)	(95,937,493)	(1,711,357,151)	(160,483,978)

Net Gain (Loss) on Investment	(75,064,651)	(66,947,285)	(1,220,898,591)	(102,876,069)

Net Increase (Decrease) in Net Assets Resulting from Operations	(65,233,328)	(56,714,340)	(1,028,260,241)	(87,927,116)

Increase (Decrease) in Net Assets from Contract Transactions	(14,059,622)	(31,695,283)	(489,712,530)	(36,670,148)

Total Increase (Decrease) in Net Assets	(79,292,950)	(88,409,623)	(1,517,972,771)	(124,597,264)

Net Assets as of December 31, 2022:	$198,045,724	$250,311,461	$4,582,904,477	$362,843,518

See Accompanying Notes.
(1) See Footnote 1	39

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$3,336,796,672	$143,094,946	$98,536,608	$114,111

Investment Income:
Reinvested Dividends	65,699,941	1,190,207	641,549	1,839
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,979,324	2,311,919	1,456,834	543

Net Investment Income (Loss)	17,720,617	(1,121,712)	(815,285)	1,296

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,143,672	17,360,452	12,454,098	-
Realized Gain (Loss) on Investments	96,764,040	13,632,743	4,892,306	532

Net Realized Capital Gains (Losses) on Investments	180,907,712	30,993,195	17,346,404	532
Net Change in Unrealized Appreciation (Depreciation)	188,508,263	7,632,886	10,204,726	8,165

Net Gain (Loss) on Investment	369,415,975	38,626,081	27,551,130	8,697

Net Increase (Decrease) in Net Assets Resulting from Operations	387,136,592	37,504,369	26,735,845	9,993

Increase (Decrease) in Net Assets from Contract Transactions	(410,683,575)	(27,878,575)	(4,876,817)	(1,594)

Total Increase (Decrease) in Net Assets	(23,546,983)	9,625,794	21,859,028	8,399

Net Assets as of December 31, 2021:	$3,313,249,689	$152,720,740	$120,395,636	$122,510

Investment Income:
Reinvested Dividends	137,891,176	854,164	399,815	5,482
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,077,522	1,946,089	1,317,395	475

Net Investment Income (Loss)	99,813,654	(1,091,925)	(917,580)	5,007

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	373,993,232	15,062,252	11,881,862	8,988
Realized Gain (Loss) on Investments	8,453,157	2,449,169	907,609	(20)

Net Realized Capital Gains (Losses) on Investments	382,446,389	17,511,421	12,789,471	8,968
Net Change in Unrealized Appreciation (Depreciation)	(1,083,030,003)	(45,829,755)	(35,207,894)	(35,615)

Net Gain (Loss) on Investment	(700,583,614)	(28,318,334)	(22,418,423)	(26,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	(600,769,960)	(29,410,259)	(23,336,003)	(21,640)

Increase (Decrease) in Net Assets from Contract Transactions	(305,950,895)	(8,743,451)	(6,637,332)	898

Total Increase (Decrease) in Net Assets	(906,720,855)	(38,153,710)	(29,973,335)	(20,742)

Net Assets as of December 31, 2022:	$2,406,528,834	$114,567,030	$90,422,301	$101,768

See Accompanying Notes.
(1) See Footnote 1	40

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan MidCap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount

Net Assets as of December 31, 2020:	$556,823,864	$231,007,191	$1,300,566,780	$203,382,380

Investment Income:
Reinvested Dividends	7,123,596	1,647,446	19,238,314	2,851,187
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,815,059	3,677,781	15,530,309	2,471,720

Net Investment Income (Loss)	(691,463)	(2,030,335)	3,708,005	379,467

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,467,371	73,066,362	2,227,122
Realized Gain (Loss) on Investments	19,129,481	1,245,140	20,534,324	9,052,694

Net Realized Capital Gains (Losses) on Investments	19,129,481	5,712,511	93,600,686	11,279,816
Net Change in Unrealized Appreciation (Depreciation)	22,237,798	58,621,547	(55,049,138)	589,406

Net Gain (Loss) on Investment	41,367,279	64,334,058	38,551,548	11,869,222

Net Increase (Decrease) in Net Assets Resulting from Operations	40,675,816	62,303,723	42,259,553	12,248,689

Increase (Decrease) in Net Assets from Contract Transactions	(70,703,565)	(17,353,233)	(94,111,222)	(46,525,662)

Total Increase (Decrease) in Net Assets	(30,027,749)	44,950,490	(51,851,669)	(34,276,973)

Net Assets as of December 31, 2021:	$526,796,115	$275,957,681	$1,248,715,111	$169,105,407

Investment Income:
Reinvested Dividends	20,025,164	1,339,392	15,968,050	2,406,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,948,186	3,282,969	12,697,282	1,901,354

Net Investment Income (Loss)	14,076,978	(1,943,577)	3,270,768	505,109

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,107,638	45,164,367	108,591,122	20,659,803
Realized Gain (Loss) on Investments	4,674,527	2,488,282	(3,590,820)	1,197,267

Net Realized Capital Gains (Losses) on Investments	39,782,165	47,652,649	105,000,302	21,857,070
Net Change in Unrealized Appreciation (Depreciation)	(148,796,064)	(72,214,501)	(302,346,453)	(41,352,357)

Net Gain (Loss) on Investment	(109,013,899)	(24,561,852)	(197,346,151)	(19,495,287)

Net Increase (Decrease) in Net Assets Resulting from Operations	(94,936,921)	(26,505,429)	(194,075,383)	(18,990,178)

Increase (Decrease) in Net Assets from Contract Transactions	(53,885,089)	(25,214,641)	(110,903,003)	(12,790,442)

Total Increase (Decrease) in Net Assets	(148,822,010)	(51,720,070)	(304,978,386)	(31,780,620)

Net Assets as of December 31, 2022:	$377,974,105	$224,237,611	$943,736,725	$137,324,787

See Accompanying Notes.
(1) See Footnote 1	41

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount

Net Assets as of December 31, 2020:	$431,503,440	$711,094,364	$868,139,473	$1,183,113,160

Investment Income:
Reinvested Dividends	2,105,983	-	-	5,580,291
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,863,286	10,261,225	12,048,852	16,020,584

Net Investment Income (Loss)	(3,757,303)	(10,261,225)	(12,048,852)	(10,440,293)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,683,462	175,976,370	247,526,349	92,808,047
Realized Gain (Loss) on Investments	13,015,125	102,122,559	82,235,172	46,215,485

Net Realized Capital Gains (Losses) on Investments	56,698,587	278,098,929	329,761,521	139,023,532
Net Change in Unrealized Appreciation (Depreciation)	(726,743)	(265,078,100)	(336,472,202)	(51,407,427)

Net Gain (Loss) on Investment	55,971,844	13,020,829	(6,710,681)	87,616,105

Net Increase (Decrease) in Net Assets Resulting from Operations	52,214,541	2,759,604	(18,759,533)	77,175,812

Increase (Decrease) in Net Assets from Contract Transactions	(57,471,573)	(176,155,622)	(14,746,528)	(145,339,005)

Total Increase (Decrease) in Net Assets	(5,257,032)	(173,396,018)	(33,506,061)	(68,163,193)

Net Assets as of December 31, 2021:	$426,246,408	$537,698,346	$834,633,412	$1,114,949,967

Investment Income:
Reinvested Dividends	118,102	-	-	749,419
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,782,364	4,222,082	6,137,147	12,416,226

Net Investment Income (Loss)	(4,664,262)	(4,222,082)	(6,137,147)	(11,666,807)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,701,365	167,782,134	319,745,598	138,636,495
Realized Gain (Loss) on Investments	(3,205,900)	(28,785,047)	(87,165,211)	8,001,840

Net Realized Capital Gains (Losses) on Investments	81,495,465	138,997,087	232,580,387	146,638,335
Net Change in Unrealized Appreciation (Depreciation)	(144,135,259)	(446,958,040)	(733,671,259)	(337,894,475)

Net Gain (Loss) on Investment	(62,639,794)	(307,960,953)	(501,090,872)	(191,256,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,304,056)	(312,183,035)	(507,228,019)	(202,922,947)

Increase (Decrease) in Net Assets from Contract Transactions	(46,461,375)	(36,636,497)	22,630,711	(110,720,637)

Total Increase (Decrease) in Net Assets	(113,765,431)	(348,819,532)	(484,597,308)	(313,643,584)

Net Assets as of December 31, 2022:	$312,480,977	$188,878,814	$350,036,104	$801,306,383

See Accompanying Notes.
(1) See Footnote 1	42

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class Subaccount	TA MSCI EAFE Index Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$282,434,050	$53,386,659	$110,614,671	$1,344,853,751

Investment Income:
Reinvested Dividends	14,847,178	879,362	1,274,957	13,266,067
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,703,906	797,929	1,665,285	18,057,223

Net Investment Income (Loss)	11,143,272	81,433	(390,328)	(4,791,156)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,988,288	76,973,952
Realized Gain (Loss) on Investments	3,212,084	1,224,761	8,903,046	43,474,522

Net Realized Capital Gains (Losses) on Investments	3,212,084	1,224,761	14,891,334	120,448,474
Net Change in Unrealized Appreciation (Depreciation)	1,892,165	3,820,266	1,259,097	83,078,443

Net Gain (Loss) on Investment	5,104,249	5,045,027	16,150,431	203,526,917

Net Increase (Decrease) in Net Assets Resulting from Operations	16,247,521	5,126,460	15,760,103	198,735,761

Increase (Decrease) in Net Assets from Contract Transactions	(15,338,639)	4,921,460	(22,592,063)	(120,015,921)

Total Increase (Decrease) in Net Assets	908,882	10,047,920	(6,831,960)	78,719,840

Net Assets as of December 31, 2021:	$283,342,932	$63,434,579	$103,782,711	$1,423,573,591

Investment Income:
Reinvested Dividends	35,751,887	1,607,039	1,023,827	10,728,980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,061,145	729,267	1,332,994	15,150,446

Net Investment Income (Loss)	32,690,742	877,772	(309,167)	(4,421,466)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	10,155,926	141,401,896
Realized Gain (Loss) on Investments	(2,141,469)	110,440	1,433,034	23,847,037

Net Realized Capital Gains (Losses) on Investments	(2,141,469)	110,440	11,588,960	165,248,933
Net Change in Unrealized Appreciation (Depreciation)	(78,224,805)	(11,096,572)	(29,019,705)	(402,125,276)

Net Gain (Loss) on Investment	(80,366,274)	(10,986,132)	(17,430,745)	(236,876,343)

Net Increase (Decrease) in Net Assets Resulting from Operations	(47,675,532)	(10,108,360)	(17,739,912)	(241,297,809)

Increase (Decrease) in Net Assets from Contract Transactions	(22,537,342)	517,336	(7,729,453)	(134,389,284)

Total Increase (Decrease) in Net Assets	(70,212,874)	(9,591,024)	(25,469,365)	(375,687,093)

Net Assets as of December 31, 2022:	$213,130,058	$53,843,555	$78,313,346	$1,047,886,498

See Accompanying Notes.
(1) See Footnote 1	43

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA PineBridge Inflation Opportunities Service Class Subaccount

Net Assets as of December 31, 2020:	$534,011,851	$279,544,029	$340,652,909	$146,174,577

Investment Income:
Reinvested Dividends	-	2,526,652	-	1,713,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,916,662	3,344,885	4,448,415	2,005,356

Net Investment Income (Loss)	(6,916,662)	(818,233)	(4,448,415)	(291,933)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,691,901	19,664,867	24,606,646	-
Realized Gain (Loss) on Investments	3,429,917	2,848,960	2,846,297	1,715,408

Net Realized Capital Gains (Losses) on Investments	42,121,818	22,513,827	27,452,943	1,715,408
Net Change in Unrealized Appreciation (Depreciation)	(10,249,177)	(15,533,618)	1,401,588	2,165,778

Net Gain (Loss) on Investment	31,872,641	6,980,209	28,854,531	3,881,186

Net Increase (Decrease) in Net Assets Resulting from Operations	24,955,979	6,161,976	24,406,116	3,589,253

Increase (Decrease) in Net Assets from Contract Transactions	(69,595,254)	(47,096,043)	(48,247,936)	883,651

Total Increase (Decrease) in Net Assets	(44,639,275)	(40,934,067)	(23,841,820)	4,472,904

Net Assets as of December 31, 2021:	$489,372,576	$238,609,962	$316,811,089	$150,647,481

Investment Income:
Reinvested Dividends	2,167,354	2,056,722	-	5,456,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,311,127	2,577,748	3,427,584	1,961,904

Net Investment Income (Loss)	(3,143,773)	(521,026)	(3,427,584)	3,494,501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,401,097	11,300,835	32,464,339	-
Realized Gain (Loss) on Investments	(9,093,029)	(4,074,994)	(4,696,216)	1,236,546

Net Realized Capital Gains (Losses) on Investments	27,308,068	7,225,841	27,768,123	1,236,546
Net Change in Unrealized Appreciation (Depreciation)	(122,052,213)	(48,884,681)	(82,411,698)	(23,387,432)

Net Gain (Loss) on Investment	(94,744,145)	(41,658,840)	(54,643,575)	(22,150,886)

Net Increase (Decrease) in Net Assets Resulting from Operations	(97,887,918)	(42,179,866)	(58,071,159)	(18,656,385)

Increase (Decrease) in Net Assets from Contract Transactions	(46,142,534)	(24,830,890)	(38,947,057)	(289,672)

Total Increase (Decrease) in Net Assets	(144,030,452)	(67,010,756)	(97,018,216)	(18,946,057)

Net Assets as of December 31, 2022:	$345,342,124	$171,599,206	$219,792,873	$131,701,424

See Accompanying Notes.
(1) See Footnote 1	44

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA ProFunds UltraBear Service Class (OAM) Subaccount	TA Rothschild & Co Large Cap Value Service Class Subaccount	TA S&P 500 Index Initial Class Subaccount(1)	TA S&P 500 Index Service Class Subaccount

Net Assets as of December 31, 2020:	$8,853,786	$23,639,749	$-	$294,668,211

Investment Income:
Reinvested Dividends	-	275,485	-	3,038,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,456	444,756	-	5,013,686

Net Investment Income (Loss)	(114,456)	(169,271)	-	(1,974,950)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,027,009	-	6,624,848
Realized Gain (Loss) on Investments	(10,065,843)	1,971,087	-	11,434,994

Net Realized Capital Gains (Losses) on Investments	(10,065,843)	2,998,096	-	18,059,842
Net Change in Unrealized Appreciation (Depreciation)	5,643,574	5,179,668	-	69,000,107

Net Gain (Loss) on Investment	(4,422,269)	8,177,764	-	87,059,949

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,536,725)	8,008,493	-	85,084,999

Increase (Decrease) in Net Assets from Contract Transactions	2,559,062	12,123,813	-	62,355,453

Total Increase (Decrease) in Net Assets	(1,977,663)	20,132,306	-	147,440,452

Net Assets as of December 31, 2021:	$6,876,123	$43,772,055	$-	$442,108,663

Investment Income:
Reinvested Dividends	-	143,624	4,399	3,591,591
Investment Expense:
Mortality and Expense Risk and Administrative Charges	326,324	619,497	635	5,146,689

Net Investment Income (Loss)	(326,324)	(475,873)	3,764	(1,555,098)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,715,187	4,750	4,891,180
Realized Gain (Loss) on Investments	(2,876,188)	3,663,725	(132)	15,484,570

Net Realized Capital Gains (Losses) on Investments	(2,876,188)	5,378,912	4,618	20,375,750
Net Change in Unrealized Appreciation (Depreciation)	4,526,528	(9,315,041)	713	(105,727,327)

Net Gain (Loss) on Investment	1,650,340	(3,936,129)	5,331	(85,351,577)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,324,016	(4,412,002)	9,095	(86,906,675)

Increase (Decrease) in Net Assets from Contract Transactions	22,316,380	12,070,867	616,801	834,047

Total Increase (Decrease) in Net Assets	23,640,396	7,658,865	625,896	(86,072,628)

Net Assets as of December 31, 2022:	$30,516,519	$51,430,920	$625,896	$356,036,035

See Accompanying Notes.
(1) See Footnote 1	45

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2020:	$105,260,571	$165,772,343	$148,895,580	$393,015,826

Investment Income:
Reinvested Dividends	752,630	984,333	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,679,280	2,637,163	2,256,291	5,502,809

Net Investment Income (Loss)	(926,650)	(1,652,830)	(2,256,291)	(5,502,809)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	14,786,193	44,047,673
Realized Gain (Loss) on Investments	3,231,215	5,092,373	12,223,911	16,766,237

Net Realized Capital Gains (Losses) on Investments	3,231,215	5,092,373	27,010,104	60,813,910
Net Change in Unrealized Appreciation (Depreciation)	24,054,166	39,834,143	(10,933,149)	(17,947,137)

Net Gain (Loss) on Investment	27,285,381	44,926,516	16,076,955	42,866,773

Net Increase (Decrease) in Net Assets Resulting from Operations	26,358,731	43,273,686	13,820,664	37,363,964

Increase (Decrease) in Net Assets from Contract Transactions	(22,242,485)	(2,668,078)	(28,611,068)	(13,420,138)

Total Increase (Decrease) in Net Assets	4,116,246	40,605,608	(14,790,404)	23,943,826

Net Assets as of December 31, 2021:	$109,376,817	$206,377,951	$134,105,176	$416,959,652

Investment Income:
Reinvested Dividends	571,164	607,031	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,398,961	2,413,195	1,541,295	4,258,664

Net Investment Income (Loss)	(827,797)	(1,806,164)	(1,541,295)	(4,258,664)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,685,779	28,638,706	34,133,736	118,389,031
Realized Gain (Loss) on Investments	1,052,201	3,040,694	(433,160)	(12,658,915)

Net Realized Capital Gains (Losses) on Investments	15,737,980	31,679,400	33,700,576	105,730,116
Net Change in Unrealized Appreciation (Depreciation)	(25,017,766)	(49,347,389)	(63,146,114)	(199,402,033)

Net Gain (Loss) on Investment	(9,279,786)	(17,667,989)	(29,445,538)	(93,671,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,107,583)	(19,474,153)	(30,986,833)	(97,930,581)

Increase (Decrease) in Net Assets from Contract Transactions	(11,089,879)	(20,082,123)	(9,837,986)	(28,115,596)

Total Increase (Decrease) in Net Assets	(21,197,462)	(39,556,276)	(40,824,819)	(126,046,177)

Net Assets as of December 31, 2022:	$88,179,355	$166,821,675	$93,280,357	$290,913,475

See Accompanying Notes.
(1) See Footnote 1	46

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA TS&W International Equity Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$81,434,181	$54,523,483	$567,857,743	$314,480,113

Investment Income:
Reinvested Dividends	1,546,452	991,631	452,297	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,278,835	798,695	8,808,709	4,576,980

Net Investment Income (Loss)	267,617	192,936	(8,356,412)	(4,576,980)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	83,599,992	50,538,426
Realized Gain (Loss) on Investments	3,991,270	1,868,024	66,641,916	18,317,140

Net Realized Capital Gains (Losses) on Investments	3,991,270	1,868,024	150,241,908	68,855,566
Net Change in Unrealized Appreciation (Depreciation)	5,118,781	4,208,418	(42,464,395)	(6,268,401)

Net Gain (Loss) on Investment	9,110,051	6,076,442	107,777,513	62,587,165

Net Increase (Decrease) in Net Assets Resulting from Operations	9,377,668	6,269,378	99,421,101	58,010,185

Increase (Decrease) in Net Assets from Contract Transactions	(11,361,004)	998,039	(111,352,645)	(16,300,796)

Total Increase (Decrease) in Net Assets	(1,983,336)	7,267,417	(11,931,544)	41,709,389

Net Assets as of December 31, 2021:	$79,450,845	$61,790,900	$555,926,199	$356,189,502

Investment Income:
Reinvested Dividends	2,205,226	1,581,261	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	989,517	688,708	6,253,569	3,584,623

Net Investment Income (Loss)	1,215,709	892,553	(6,253,569)	(3,584,623)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,604,178	2,045,646	67,883,477	46,551,479
Realized Gain (Loss) on Investments	409,088	188,500	11,699,415	2,781,895

Net Realized Capital Gains (Losses) on Investments	3,013,266	2,234,146	79,582,892	49,333,374
Net Change in Unrealized Appreciation (Depreciation)	(16,619,310)	(12,990,044)	(246,282,902)	(158,419,868)

Net Gain (Loss) on Investment	(13,606,044)	(10,755,898)	(166,700,010)	(109,086,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,390,335)	(9,863,345)	(172,953,579)	(112,671,117)

Increase (Decrease) in Net Assets from Contract Transactions	(4,916,037)	(3,607,786)	(50,166,110)	(19,361,539)

Total Increase (Decrease) in Net Assets	(17,306,372)	(13,471,131)	(223,119,689)	(132,032,656)

Net Assets as of December 31, 2022:	$62,144,473	$48,319,769	$332,806,510	$224,156,846

See Accompanying Notes.
(1) See Footnote 1	47

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount	Vanguard® Diversified Value Subaccount

Net Assets as of December 31, 2020:	$860,575	$253,306	$463,483	$60,482

Investment Income:
Reinvested Dividends	83,994	4,153	40,804	2,016
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,238	2,631	53,328	1,658

Net Investment Income (Loss)	(31,244)	1,522	(12,524)	358

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	233,093	29,023	91,038	2,772
Realized Gain (Loss) on Investments	53,706	6,238	12,978	4,118

Net Realized Capital Gains (Losses) on Investments	286,799	35,261	104,016	6,890
Net Change in Unrealized Appreciation (Depreciation)	1,008,107	80,223	28,906	83,734

Net Gain (Loss) on Investment	1,294,906	115,484	132,922	90,624

Net Increase (Decrease) in Net Assets Resulting from Operations	1,263,662	117,006	120,398	90,982

Increase (Decrease) in Net Assets from Contract Transactions	14,165,701	1,295,518	7,149,510	1,252,748

Total Increase (Decrease) in Net Assets	15,429,363	1,412,524	7,269,908	1,343,730

Net Assets as of December 31, 2021:	$16,289,938	$1,665,830	$7,733,391	$1,404,212

Investment Income:
Reinvested Dividends	334,785	16,074	177,999	16,167
Investment Expense:
Mortality and Expense Risk and Administrative Charges	283,578	5,942	116,910	4,538

Net Investment Income (Loss)	51,207	10,132	61,089	11,629

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,676,992	173,683	312,627	127,901
Realized Gain (Loss) on Investments	(311,441)	(3,674)	(164,062)	11,146

Net Realized Capital Gains (Losses) on Investments	1,365,551	170,009	148,565	139,047
Net Change in Unrealized Appreciation (Depreciation)	(4,418,892)	(501,698)	(1,720,499)	(334,484)

Net Gain (Loss) on Investment	(3,053,341)	(331,689)	(1,571,934)	(195,437)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,002,134)	(321,557)	(1,510,845)	(183,808)

Increase (Decrease) in Net Assets from Contract Transactions	8,880,633	1,011,518	3,252,402	484,413

Total Increase (Decrease) in Net Assets	5,878,499	689,961	1,741,557	300,605

Net Assets as of December 31, 2022:	$22,168,437	$2,355,791	$9,474,948	$1,704,817

See Accompanying Notes.
(1) See Footnote 1	48

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount	Vanguard® Growth Subaccount

Net Assets as of December 31, 2020:	$150,226	$5,640,805	$41,442	$588,485

Investment Income:
Reinvested Dividends	4,164	72,953	1,602	269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,204	45,540	434	5,371

Net Investment Income (Loss)	2,960	27,413	1,168	(5,102)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,845	217,958	1,194	70,676
Realized Gain (Loss) on Investments	25,011	893,073	(1,918)	95,726

Net Realized Capital Gains (Losses) on Investments	28,856	1,111,031	(724)	166,402
Net Change in Unrealized Appreciation (Depreciation)	51,449	629,423	97	69,349

Net Gain (Loss) on Investment	80,305	1,740,454	(627)	235,751

Net Increase (Decrease) in Net Assets Resulting from Operations	83,265	1,767,867	541	230,649

Increase (Decrease) in Net Assets from Contract Transactions	675,323	2,525,672	273,958	2,670,793

Total Increase (Decrease) in Net Assets	758,588	4,293,539	274,499	2,901,442

Net Assets as of December 31, 2021:	$908,814	$9,934,344	$315,941	$3,489,927

Investment Income:
Reinvested Dividends	37,458	122,065	21,683	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,535	48,982	2,072	9,974

Net Investment Income (Loss)	32,923	73,083	19,611	(9,974)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	159,251	408,157	8,008	1,068,362
Realized Gain (Loss) on Investments	(33,378)	537,560	(6,494)	(354,190)

Net Realized Capital Gains (Losses) on Investments	125,873	945,717	1,514	714,172
Net Change in Unrealized Appreciation (Depreciation)	(155,709)	(3,177,877)	(119,481)	(2,091,859)

Net Gain (Loss) on Investment	(29,836)	(2,232,160)	(117,967)	(1,377,687)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,087	(2,159,077)	(98,356)	(1,387,661)

Increase (Decrease) in Net Assets from Contract Transactions	1,256,733	4,930,428	574,864	1,076,794

Total Increase (Decrease) in Net Assets	1,259,820	2,771,351	476,508	(310,867)

Net Assets as of December 31, 2022:	$2,168,634	$12,705,695	$792,449	$3,179,060

See Accompanying Notes.
(1) See Footnote 1	49

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount

Net Assets as of December 31, 2020:	$44,141	$4,482,671	$3,327,984	$3,188,739

Investment Income:
Reinvested Dividends	2,919	12,332	51,541	80,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	756	41,866	83,178	71,978

Net Investment Income (Loss)	2,163	(29,534)	(31,637)	8,822

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	310,072	307,595	195,778
Realized Gain (Loss) on Investments	3,050	706,685	224,754	130,915

Net Realized Capital Gains (Losses) on Investments	3,050	1,016,757	532,349	326,693
Net Change in Unrealized Appreciation (Depreciation)	4,924	(1,282,506)	853,556	332,287

Net Gain (Loss) on Investment	7,974	(265,749)	1,385,905	658,980

Net Increase (Decrease) in Net Assets Resulting from Operations	10,137	(295,283)	1,354,268	667,802

Increase (Decrease) in Net Assets from Contract Transactions	498,985	2,922,534	8,129,743	11,394,219

Total Increase (Decrease) in Net Assets	509,122	2,627,251	9,484,011	12,062,021

Net Assets as of December 31, 2021:	$553,263	$7,109,922	$12,811,995	$15,250,760

Investment Income:
Reinvested Dividends	41,210	79,492	144,819	363,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,393	34,710	170,822	184,910

Net Investment Income (Loss)	38,817	44,782	(26,003)	179,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,178,424	1,373,825	678,112
Realized Gain (Loss) on Investments	(18,874)	(488,693)	(173,796)	(301,718)

Net Realized Capital Gains (Losses) on Investments	(18,874)	689,731	1,200,029	376,394
Net Change in Unrealized Appreciation (Depreciation)	(77,429)	(3,017,923)	(4,116,337)	(3,565,936)

Net Gain (Loss) on Investment	(96,303)	(2,328,192)	(2,916,308)	(3,189,542)

Net Increase (Decrease) in Net Assets Resulting from Operations	(57,486)	(2,283,410)	(2,942,311)	(3,010,512)

Increase (Decrease) in Net Assets from Contract Transactions	734,834	1,044,972	5,117,849	6,431,357

Total Increase (Decrease) in Net Assets	677,348	(1,238,438)	2,175,538	3,420,845

Net Assets as of December 31, 2022:	$1,230,611	$5,871,484	$14,987,533	$18,671,605

See Accompanying Notes.
(1) See Footnote 1	50

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount

Net Assets as of December 31, 2020:	$871,107	$1,167,278	$5,948,894	$6,709,297

Investment Income:
Reinvested Dividends	303	27,728	117,214	158,872
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,415	10,080	41,127	54,661

Net Investment Income (Loss)	(8,112)	17,648	76,087	104,211

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	265	36,690	28,787	63,708
Realized Gain (Loss) on Investments	-	62,303	27,106	(3,076)

Net Realized Capital Gains (Losses) on Investments	265	98,993	55,893	60,632
Net Change in Unrealized Appreciation (Depreciation)	-	439,938	(216,719)	(300,221)

Net Gain (Loss) on Investment	265	538,931	(160,826)	(239,589)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,847)	556,579	(84,739)	(135,378)

Increase (Decrease) in Net Assets from Contract Transactions	3,745,273	1,127,713	1,768,052	4,718,603

Total Increase (Decrease) in Net Assets	3,737,426	1,684,292	1,683,313	4,583,225

Net Assets as of December 31, 2021:	$4,608,533	$2,851,570	$7,632,207	$11,292,522

Investment Income:
Reinvested Dividends	85,159	55,271	135,486	240,583
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,060	15,183	43,295	53,426

Net Investment Income (Loss)	68,099	40,088	92,191	187,157

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	213	124,841	64,668	85,368
Realized Gain (Loss) on Investments	-	19,080	(223,178)	(396,722)

Net Realized Capital Gains (Losses) on Investments	213	143,921	(158,510)	(311,354)
Net Change in Unrealized Appreciation (Depreciation)	-	(1,140,649)	(450,216)	(1,588,317)

Net Gain (Loss) on Investment	213	(996,728)	(608,726)	(1,899,671)

Net Increase (Decrease) in Net Assets Resulting from Operations	68,312	(956,640)	(516,535)	(1,712,514)

Increase (Decrease) in Net Assets from Contract Transactions	329,133	1,506,871	1,304,169	1,757,986

Total Increase (Decrease) in Net Assets	397,445	550,231	787,634	45,472

Net Assets as of December 31, 2022:	$5,005,978	$3,401,801	$8,419,841	$11,337,994

See Accompanying Notes.
(1) See Footnote 1	51

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount

Net Assets as of December 31, 2020:	$462,542	$1,035,709	$28,058	$1,319

Investment Income:
Reinvested Dividends	20,690	21,340	1,015	33
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,538	15,193	390	18

Net Investment Income (Loss)	16,152	6,147	625	15

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,853	91,573	787	16
Realized Gain (Loss) on Investments	70,339	156,412	75	33

Net Realized Capital Gains (Losses) on Investments	80,192	247,985	862	49
Net Change in Unrealized Appreciation (Depreciation)	(30,897)	874,798	(110)	258

Net Gain (Loss) on Investment	49,295	1,122,783	752	307

Net Increase (Decrease) in Net Assets Resulting from Operations	65,447	1,128,930	1,377	322

Increase (Decrease) in Net Assets from Contract Transactions	2,380,514	7,619,926	3,734	(123)

Total Increase (Decrease) in Net Assets	2,445,961	8,748,856	5,111	199

Net Assets as of December 31, 2021:	$2,908,503	$9,784,565	$33,169	$1,518

Investment Income:
Reinvested Dividends	122,615	127,465	868	20
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,006	28,178	364	18

Net Investment Income (Loss)	110,609	99,287	504	2

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,356	682,781	2,322	773
Realized Gain (Loss) on Investments	(49,660)	(148,075)	(225)	24

Net Realized Capital Gains (Losses) on Investments	78,696	534,706	2,097	797
Net Change in Unrealized Appreciation (Depreciation)	(793,061)	(2,885,375)	(8,773)	(868)

Net Gain (Loss) on Investment	(714,365)	(2,350,669)	(6,676)	(71)

Net Increase (Decrease) in Net Assets Resulting from Operations	(603,756)	(2,251,382)	(6,172)	(69)

Increase (Decrease) in Net Assets from Contract Transactions	2,787,174	2,503,594	(1,995)	(127)

Total Increase (Decrease) in Net Assets	2,183,418	252,212	(8,167)	(196)

Net Assets as of December 31, 2022:	$5,091,921	$10,036,777	$25,002	$1,322

See Accompanying Notes.
(1) See Footnote 1	52

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount	Wanger Acorn Subaccount	Wanger International Subaccount

Net Assets as of December 31, 2020:	$-	$-	$-	$257,894

Investment Income:
Reinvested Dividends	-	-	-	1,581
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	1,413

Net Investment Income (Loss)	-	-	-	168

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	4,362
Realized Gain (Loss) on Investments	-	-	-	23,029

Net Realized Capital Gains (Losses) on Investments	-	-	-	27,391
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	20,917

Net Gain (Loss) on Investment	-	-	-	48,308

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	48,476

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(18,467)

Total Increase (Decrease) in Net Assets	-	-	-	30,009

Net Assets as of December 31, 2021:	$-	$-	$-	$287,903

Investment Income:
Reinvested Dividends	-	-	-	1,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	1,003

Net Investment Income (Loss)	-	-	-	851

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	36,678
Realized Gain (Loss) on Investments	-	-	-	(15,726)

Net Realized Capital Gains (Losses) on Investments	-	-	-	20,952
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(120,023)

Net Gain (Loss) on Investment	-	-	-	(99,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	(98,220)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(33,627)

Total Increase (Decrease) in Net Assets	-	-	-	(131,847)

Net Assets as of December 31, 2022:	$-	$-	$-	$156,056

See Accompanying Notes.
(1) See Footnote 1	53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica Landmark Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IVSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class
Wanger Acorn	Wanger USA

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$16,344,249	$17,918,628

AB Growth and Income Class B Shares	82,234,676	49,418,168

AB Large Cap Growth Class B Shares	3,402,070	3,938,708

American Funds - Asset Allocation Class 2 Shares	102,005,674	111,468,675

American Funds - Asset Allocation Class 4 Shares	17,563,469	4,077,771

American Funds - Growth Class 2 Shares	169,314,997	118,826,132

American Funds - Growth Class 4 Shares	47,716,305	8,584,226

American Funds - Growth-Income Class 2 Shares	88,762,001	86,232,991

American Funds - Growth-Income Class 4 Shares	25,747,568	4,953,851

American Funds - International Class 2 Shares	43,638,739	27,790,330

American Funds - International Class 4 Shares	7,563,507	1,215,478

American Funds - New World Class 4 Shares	3,422,628	991,508

American Funds - The Bond Fund of America Class 2 Shares	21,038,131	41,202,863

American Funds - The Bond Fund of America Class 4 Shares	5,170,200	2,345,011

BlackRock Basic Value V.I. Class I Shares	2,871,140	2,590,268

BlackRock Global Allocation V.I. Class I Shares	124,504	1,042,778

BlackRock High Yield V.I. Class I Shares	203,265	302,613

DFA VA Equity Allocation	652,237	135,018

DFA VA Global Bond	968,841	165,789

DFA VA Global Moderate Allocation	465,064	1,787

DFA VA International Small	488,478	75,314

DFA VA International Value	573,022	122,613

DFA VA Short - Term Fixed	434,102	184,438

DFA VA U.S. Large Value	1,004,572	351,085

DFA VA U.S. Targeted Value	742,120	69,202

Fidelity® VIP Balanced Service Class 2	60,650,264	81,672,684

Fidelity® VIP Consumer Staples Initial Class	2,887,905	1,019,690

Fidelity® VIP Contrafund® Initial Class	16,666	101,487

Fidelity® VIP Contrafund® Service Class 2	82,604,569	115,887,781

Fidelity® VIP Energy Service Class 2	19,101,592	12,262,414

Fidelity® VIP Equity - Income Initial Class	2,681	2,989

Fidelity® VIP Equity - Income Service Class 2	1,798,674	4,580,128

Fidelity® VIP Growth Initial Class	2,225	2,305

Fidelity® VIP Growth Service Class 2	2,969,159	5,303,894

Fidelity® VIP Growth Opportunities Service Class 2	608,679	261,148

Fidelity® VIP Health Care Service Class 2	4,599,604	1,590,952

Fidelity® VIP Mid Cap Initial Class	5,901	13,762

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Fidelity® VIP Mid Cap Service Class 2	$38,934,181	$64,451,417

Fidelity® VIP Technology Initial Class	10,721,639	4,613,003

Fidelity® VIP Utilities Initial Class	3,745,304	912,471

Fidelity® VIP Value Strategies Initial Class	33,131	41,120

Fidelity® VIP Value Strategies Service Class 2	77,079,117	59,402,956

Franklin Allocation Class 4 Shares	5,949,067	7,857,106

Franklin Income Class 2 Shares	2,869,911	6,723,568

Franklin Mutual Shares Class 2 Shares	1,245,347	1,090,000

Franklin Templeton Foreign Class 2 Shares	408,102	1,702,409

Invesco V.I. American Franchise Series II Shares	1,592,456	1,025,899

Janus Henderson - Enterprise Service Shares	3,238,877	2,319,035

Janus Henderson - Global Research Service Shares	2,351,492	2,434,597

Janus Henderson - Mid Cap Value Service Shares	312,747	248,711

MFS® New Discovery Service Class	11,121,310	4,937,483

MFS® Total Return Service Class	3,300,758	4,487,151

NVIT Emerging Markets Class D Shares	12	8,156

State Street Total Return V.I.S. Class 3 Shares	6,944,853	13,784,153

TA 60/40 Allocation Service Class	12,725,836	9,483,281

TA Aegon Bond Initial Class	10,003,922	22,642,641

TA Aegon Bond Service Class	28,255,472	103,489,458

TA Aegon Core Bond Service Class	23,813,743	52,025,857

TA Aegon High Yield Bond Initial Class	5,177,086	9,310,416

TA Aegon High Yield Bond Service Class	13,136,803	28,240,173

TA Aegon Sustainable Equity Income Initial Class	12,911,721	26,472,809

TA Aegon Sustainable Equity Income Service Class	13,026,612	24,234,752

TA Aegon U.S. Government Securities Initial Class	8,414,522	14,102,124

TA Aegon U.S. Government Securities Service Class	186,034,697	88,557,799

TA American Funds Managed Risk - Balanced Service Class	32,240,553	95,974,701

TA BlackRock Global Real Estate Securities Initial Class	2,369,043	5,941,326

TA BlackRock Global Real Estate Securities Service Class	9,558,994	13,748,321

TA BlackRock Government Money Market Initial Class	58,631,644	45,962,172

TA BlackRock Government Money Market Service Class	410,284,647	291,533,565

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	45,072,314	44,464,665

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	142,257,703	134,660,731

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	27,248,176	58,144,174

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	74,596,888	104,508,149

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	40,643,964	51,274,129

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 100 Service Class	$10,296,145	$11,114,770

TA BlackRock iShares Edge 40 Initial Class	1,873,131	2,159,885

TA BlackRock iShares Edge 40 Service Class	15,272,747	39,810,137

TA BlackRock iShares Edge 50 Service Class	30,320,781	35,104,732

TA BlackRock iShares Edge 75 Service Class	21,614,853	27,221,714

TA BlackRock Tactical Allocation Service Class	122,795,220	143,160,212

TA Goldman Sachs 70/30 Service Class	1,061,869	82,416

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	178,596,679	537,574,433

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	24,154,572	81,316,698

TA Goldman Sachs Managed Risk - Growth ETF Service Class	180,350,972	258,725,129

TA International Focus Initial Class	7,578,579	8,776,324

TA International Focus Service Class	13,707,801	16,140,942

TA Janus Balanced Service Class	140,059,662	151,446,789

TA Janus Mid-Cap Growth Initial Class	12,563,623	11,210,082

TA Janus Mid-Cap Growth Service Class	34,288,105	31,460,941

TA JPMorgan Asset Allocation - Conservative Initial Class	30,182,234	27,712,136

TA JPMorgan Asset Allocation - Conservative Service Class	132,006,007	134,102,492

TA JPMorgan Asset Allocation - Growth Initial Class	64,750,345	30,805,978

TA JPMorgan Asset Allocation - Growth Service Class	71,962,781	30,994,792

TA JPMorgan Asset Allocation - Moderate Initial Class	50,421,036	44,977,920

TA JPMorgan Asset Allocation - Moderate Service Class	786,207,942	579,286,520

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	89,717,206	57,539,167

TA JPMorgan Asset Allocation - Moderate Growth Service Class	550,686,270	382,830,755

TA JPMorgan Enhanced Index Initial Class	22,893,140	17,666,244

TA JPMorgan Enhanced Index Service Class	30,636,483	26,309,540

TA JPMorgan International Moderate Growth Initial Class	16,129	1,236

TA JPMorgan International Moderate Growth Service Class	60,215,380	64,916,234

TA JPMorgan Mid Cap Value Service Class	68,797,770	50,791,494

TA JPMorgan Tactical Allocation Service Class	130,073,748	129,114,915

TA Madison Diversified Income Service Class	34,292,524	25,917,927

TA Market Participation Strategy Service Class	94,155,675	60,579,817

TA Morgan Stanley Capital Growth Initial Class	180,620,303	53,697,197

TA Morgan Stanley Capital Growth Service Class	411,019,555	74,780,315

TA Morgan Stanley Global Allocation Service Class	150,572,057	134,322,439

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	39,144,618	28,991,277

TA MSCI EAFE Index Service Class	7,866,790	6,471,666

TA Multi-Managed Balanced Initial Class	14,782,402	12,665,144

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi - Managed Balanced Service Class	$178,550,699	$175,959,632

TA PIMCO Tactical - Balanced Service Class	41,850,313	54,735,511

TA PIMCO Tactical - Conservative Service Class	18,120,565	32,171,383

TA PIMCO Tactical - Growth Service Class	36,042,880	45,953,217

TA PineBridge Inflation Opportunities Service Class	53,401,953	50,197,248

TA ProFunds UltraBear Service Class (OAM)	32,444,645	10,776,171

TA Rothschild & Co Large Cap Value Service Class	29,348,399	16,038,206

TA S&P 500 Index Initial Class	627,620	2,305

TA S&P 500 Index Service Class	69,134,413	64,964,290

TA Small/Mid Cap Value Initial Class	16,261,499	13,493,417

TA Small/Mid Cap Value Service Class	42,556,267	35,805,852

TA T. Rowe Price Small Cap Initial Class	37,673,500	14,919,045

TA T. Rowe Price Small Cap Service Class	136,346,999	50,332,128

TA TS&W International Equity Initial Class	7,586,331	8,682,457

TA TS&W International Equity Service Class	9,269,851	9,939,456

TA WMC US Growth Initial Class	77,694,676	66,231,022

TA WMC US Growth Service Class	62,142,297	38,537,203

Vanguard® Balanced	12,701,656	2,092,820

Vanguard® Capital Growth	1,348,393	153,062

Vanguard® Conservative Allocation	4,650,026	1,023,907

Vanguard® Diversified Value	728,100	104,156

Vanguard® Equity Income	1,814,703	365,797

Vanguard® Equity Index	8,688,907	3,277,237

Vanguard® Global Bond Index	665,530	63,047

Vanguard® Growth	2,621,109	485,929

Vanguard® High Yield Bond	961,560	187,908

Vanguard® International	3,564,850	1,296,673

Vanguard® Mid-Cap Index	8,542,179	2,076,507

Vanguard® Moderate Allocation	10,922,174	3,633,675

Vanguard® Money Market	6,958,743	6,561,236

Vanguard® Real Estate Index	2,371,329	699,524

Vanguard® Short-Term Investment Grade	4,718,590	3,257,564

Vanguard® Total Bond Market Index	5,005,390	2,974,878

Vanguard® Total International Stock Market Index	3,245,389	219,250

Vanguard® Total Stock Market Index	4,908,376	1,622,714

Voya Global Perspectives Class S Shares	3,191	2,359

Voya Large Cap Value Class S Shares	793	144

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Voya Strategic Allocation Conservative Class S Shares	$-	$-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger Acorn	-	-

Wanger International	47,362	43,462

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	1,019,620	(3,712,392)	(2,692,772)	1,309,129	(4,308,306)	(2,999,177)

AB Growth and Income Class B Shares	7,456,891	(9,109,666)	(1,652,775)	7,300,564	(14,571,879)	(7,271,315)
AB Large Cap Growth Class B Shares	30,421	(1,011,910)	(981,489)	119,815	(2,064,632)	(1,944,817)

American Funds - Asset Allocation Class 2 Shares	2,463,424	(21,410,681)	(18,947,257)	4,535,666	(26,712,353)	(22,176,687)
American Funds - Asset Allocation Class 4 Shares	1,194,836	(315,553)	879,283	1,753,088	(75,953)	1,677,135

American Funds - Growth Class 2 Shares	2,188,982	(6,551,529)	(4,362,547)	2,493,069	(10,439,390)	(7,946,321)
American Funds - Growth Class 4 Shares	2,682,396	(542,794)	2,139,602	3,828,959	(135,659)	3,693,300

American Funds - Growth - Income Class 2 Shares	1,402,448	(5,776,581)	(4,374,133)	2,249,497	(8,672,054)	(6,422,557)
American Funds - Growth - Income Class 4 Shares	1,698,430	(357,005)	1,341,425	2,187,598	(80,210)	2,107,388

American Funds - International Class 2 Shares	1,986,153	(5,123,956)	(3,137,803)	3,214,556	(7,470,432)	(4,255,876)
American Funds - International Class 4 Shares	452,466	(96,361)	356,105	1,111,452	(36,787)	1,074,665

American Funds - New World Class 4 Shares	215,149	(78,075)	137,074	501,047	(17,612)	483,435
American Funds - The Bond Fund of America Class 2 Shares	2,282,789	(10,284,994)	(8,002,205)	8,764,156	(13,659,808)	(4,895,652)

American Funds - The Bond Fund of America Class 4 Shares	497,562	(237,831)	259,731	1,418,488	(243,045)	1,175,443
BlackRock Basic Value V.I. Class I Shares	231,800	(640,139)	(408,339)	194,870	(1,131,770)	(936,900)

BlackRock Global Allocation V.I. Class I Shares	5,166	(337,456)	(332,290)	64,483	(670,750)	(606,267)
BlackRock High Yield V.I. Class I Shares	24,551	(97,005)	(72,454)	172,538	(330,037)	(157,499)

DFA VA Equity Allocation	51,422	(11,369)	40,053	27,477	(4,926)	22,551
DFA VA Global Bond	100,886	(15,696)	85,190	121,014	(1,293)	119,721

DFA VA Global Moderate Allocation	40,457	(107)	40,350	40,587	(35,731)	4,856
DFA VA International Small	42,767	(7,935)	34,832	13,713	(8,683)	5,030

DFA VA International Value	48,758	(12,432)	36,326	31,926	(5,965)	25,961
DFA VA Short - Term Fixed	43,002	(18,534)	24,468	75,942	(7,177)	68,765

DFA VA U.S. Large Value	79,346	(30,068)	49,278	29,783	(1,307)	28,476
DFA VA U.S. Targeted Value	46,102	(5,060)	41,042	25,633	(3,662)	21,971

Fidelity® VIP Balanced Service Class 2	3,676,848	(15,853,816)	(12,176,968)	6,607,215	(17,931,941)	(11,324,726)
Fidelity® VIP Consumer Staples Initial Class	207,164	(74,818)	132,346	139,829	(16,986)	122,843

Fidelity® VIP Contrafund® Initial Class	380	(9,432)	(9,052)	2,679	(19,465)	(16,786)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	4,588,298	(13,153,296)	(8,564,998)	6,060,763	(20,140,575)	(14,079,812)

Fidelity® VIP Energy Service Class 2	797,701	(519,211)	278,490	299,147	(76,056)	223,091
Fidelity® VIP Equity-Income Initial Class	-	(1,025)	(1,025)	-	(810)	(810)

Fidelity® VIP Equity-Income Service Class 2	46,077	(1,470,589)	(1,424,512)	112,026	(3,241,835)	(3,129,809)
Fidelity® VIP Growth Initial Class	-	(508)	(508)	-	(390)	(390)

Fidelity® VIP Growth Service Class 2	40,583	(1,264,187)	(1,223,604)	97,333	(3,245,905)	(3,148,572)
Fidelity® VIP Growth Opportunities Service Class 2	14,780	(45,927)	(31,147)	9,701	(191,946)	(182,245)

Fidelity® VIP Health Care Service Class 2	371,913	(136,804)	235,109	560,517	(18,592)	541,925
Fidelity® VIP Mid Cap Initial Class	77	(5,285)	(5,208)	70	(1,502)	(1,432)

Fidelity® VIP Mid Cap Service Class 2	1,457,282	(7,348,223)	(5,890,941)	3,832,595	(13,842,138)	(10,009,543)
Fidelity® VIP Technology Initial Class	640,244	(301,576)	338,668	820,205	(44,376)	775,829

Fidelity® VIP Utilities Initial Class	275,087	(64,654)	210,433	86,136	(3,223)	82,913
Fidelity® VIP Value Strategies Initial Class	454	(8,885)	(8,431)	7,586	(13,078)	(5,492)

Fidelity® VIP Value Strategies Service Class 2	7,390,240	(7,721,244)	(331,004)	10,458,652	(11,676,784)	(1,218,132)
Franklin Allocation Class 4 Shares	67,408	(3,023,169)	(2,955,761)	52,277	(4,116,339)	(4,064,062)

Franklin Income Class 2 Shares	37,174	(3,524,121)	(3,486,947)	187,005	(5,311,367)	(5,124,362)
Franklin Mutual Shares Class 2 Shares	867	(612,327)	(611,460)	25,174	(1,369,011)	(1,343,837)

Franklin Templeton Foreign Class 2 Shares	12,548	(1,598,346)	(1,585,798)	99,371	(3,762,766)	(3,663,395)
Invesco V.I. American Franchise Series II Shares	25,413	(331,047)	(305,634)	27,211	(516,671)	(489,460)

Janus Henderson - Enterprise Service Shares	44,330	(525,435)	(481,105)	117,716	(1,387,379)	(1,269,663)
Janus Henderson - Global Research Service Shares	29,134	(1,182,737)	(1,153,603)	133,556	(3,178,548)	(3,044,992)

Janus Henderson - Mid Cap Value Service Shares	21,114	(70,529)	(49,415)	1,530	(159,492)	(157,962)
MFS® New Discovery Service Class	91,575	(1,190,715)	(1,099,140)	273,954	(2,411,748)	(2,137,794)

MFS® Total Return Service Class	69,981	(1,722,869)	(1,652,888)	519,611	(3,615,160)	(3,095,549)
NVIT Emerging Markets Class D Shares	-	(723)	(723)	-	(157)	(157)

State Street Total Return V.I.S. Class 3 Shares	749,334	(2,820,546)	(2,071,212)	1,460,182	(3,395,703)	(1,935,521)
TA 60/40 Allocation Service Class	1,875,940	(1,353,017)	522,923	2,784,327	(1,266,087)	1,518,240

TA Aegon Bond Initial Class	4,686,628	(13,811,987)	(9,125,359)	13,605,630	(22,476,338)	(8,870,708)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon Bond Service Class	4,170,739	(37,111,857)	(32,941,118)	9,352,874	(33,893,569)	(24,540,695)

TA Aegon Core Bond Service Class	3,980,320	(11,370,550)	(7,390,230)	6,323,409	(13,202,167)	(6,878,758)

TA Aegon High Yield Bond Initial Class	994,843	(3,556,427)	(2,561,584)	2,892,361	(8,121,432)	(5,229,071)

TA Aegon High Yield Bond Service Class	1,114,574	(5,095,589)	(3,981,015)	2,202,540	(4,906,355)	(2,703,815)

TA Aegon Sustainable Equity Income Initial Class	401,966	(8,712,525)	(8,310,559)	887,892	(21,412,505)	(20,524,613)

TA Aegon Sustainable Equity Income Service Class	847,071	(4,383,755)	(3,536,684)	1,008,478	(6,138,688)	(5,130,210)

TA Aegon U.S. Government Securities Initial Class	5,478,530	(9,056,185)	(3,577,655)	10,652,783	(18,053,098)	(7,400,315)

TA Aegon U.S. Government Securities Service Class	38,374,212	(23,294,192)	15,080,020	9,117,649	(28,186,904)	(19,069,255)

TA American Funds Managed Risk - Balanced Service Class	1,250,935	(6,748,385)	(5,497,450)	2,470,771	(7,315,028)	(4,844,257)

TA BlackRock Global Real Estate Securities Initial Class	566,778	(1,939,983)	(1,373,205)	1,493,097	(3,775,353)	(2,282,256)

TA BlackRock Global Real Estate Securities Service Class	1,237,943	(3,026,529)	(1,788,586)	1,792,506	(4,495,374)	(2,702,868)

TA BlackRock Government Money Market Initial Class	56,199,750	(43,918,264)	12,281,486	119,983,973	(141,048,949)	(21,064,976)

TA BlackRock Government Money Market Service Class	132,776,750	(93,949,704)	38,827,046	113,003,795	(149,282,935)	(36,279,140)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	2,495,289	(13,213,975)	(10,718,686)	2,558,565	(14,528,248)	(11,969,683)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	2,370,802	(31,987,583)	(29,616,781)	2,157,188	(38,613,761)	(36,456,573)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,115,425	(21,938,843)	(18,823,418)	1,994,394	(21,145,456)	(19,151,062)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	2,253,380	(17,537,443)	(15,284,063)	2,362,419	(21,293,935)	(18,931,516)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,508,294	(9,852,426)	(8,344,132)	2,079,832	(11,753,732)	(9,673,900)

TA BlackRock iShares Edge 100 Service Class	429,367	(640,651)	(211,284)	442,575	(384,851)	57,724

TA BlackRock iShares Edge 40 Initial Class	506,703	(1,037,884)	(531,181)	888,626	(2,235,096)	(1,346,470)

TA BlackRock iShares Edge 40 Service Class	596,943	(14,589,266)	(13,992,323)	1,595,334	(13,474,613)	(11,879,279)

TA BlackRock iShares Edge 50 Service Class	1,123,952	(2,403,914)	(1,279,962)	3,109,395	(1,909,815)	1,199,580

TA BlackRock iShares Edge 75 Service Class	917,279	(1,758,599)	(841,320)	1,771,244	(1,941,557)	(170,313)

TA BlackRock Tactical Allocation Service Class	3,295,137	(37,552,921)	(34,257,784)	3,726,351	(45,645,998)	(41,919,647)

TA Goldman Sachs 70/30 Service Class	69,742	(5,018)	64,724	129,996	(2,188)	127,808

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	2,734,428	(107,292,992)	(104,558,564)	4,816,053	(134,739,588)	(129,923,535)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,029,312	(24,099,384)	(21,070,072)	5,456,296	(29,532,251)	(24,075,955)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	5,884,734	(67,124,743)	(61,240,009)	3,864,703	(94,763,551)	(90,898,848)

TA International Focus Initial Class	1,397,406	(4,205,413)	(2,808,007)	2,839,381	(10,483,022)	(7,643,641)

TA International Focus Service Class	773,276	(2,146,344)	(1,373,068)	1,583,286	(2,873,884)	(1,290,598)

TA Janus Balanced Service Class	4,227,060	(25,107,065)	(20,880,005)	6,718,257	(24,746,642)	(18,028,385)

TA Janus Mid-Cap Growth Initial Class	1,072,549	(3,877,429)	(2,804,880)	1,653,203	(9,042,692)	(7,389,489)

TA Janus Mid-Cap Growth Service Class	541,942	(2,888,432)	(2,346,490)	1,441,425	(3,312,794)	(1,871,369)

TA JPMorgan Asset Allocation - Conservative Initial Class	6,634,328	(13,639,524)	(7,005,196)	9,196,569	(21,495,725)	(12,299,156)

TA JPMorgan Asset Allocation - Conservative Service Class	5,078,350	(42,428,062)	(37,349,712)	9,043,803	(44,438,694)	(35,394,891)

TA JPMorgan Asset Allocation - Growth Initial Class	2,090,181	(9,579,711)	(7,489,530)	4,560,572	(28,040,674)	(23,480,102)

TA JPMorgan Asset Allocation - Growth Service Class	1,450,509	(6,144,058)	(4,693,549)	1,521,100	(7,697,181)	(6,176,081)

TA JPMorgan Asset Allocation - Moderate Initial Class	4,382,809	(18,671,600)	(14,288,791)	6,710,377	(37,480,895)	(30,770,518)

TA JPMorgan Asset Allocation - Moderate Service Class	5,043,289	(136,911,345)	(131,868,056)	13,655,847	(150,587,346)	(136,931,499)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,359,303	(20,755,109)	(14,395,806)	6,494,183	(42,844,304)	(36,350,121)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	6,368,187	(103,464,724)	(97,096,537)	8,000,897	(131,208,397)	(123,207,500)

TA JPMorgan Enhanced Index Initial Class	1,829,978	(3,879,748)	(2,049,770)	3,034,412	(9,431,144)	(6,396,732)

TA JPMorgan Enhanced Index Service Class	861,908	(1,679,894)	(817,986)	812,553	(1,681,883)	(869,330)

TA JPMorgan International Moderate Growth Initial Class	1,120	(525)	595	-	(889)	(889)

TA JPMorgan International Moderate Growth Service Class	1,802,911	(25,817,151)	(24,014,240)	3,428,233	(35,034,111)	(31,605,878)

TA JPMorgan Mid Cap Value Service Class	3,574,862	(6,222,060)	(2,647,198)	5,574,930	(9,662,100)	(4,087,170)

TA JPMorgan Tactical Allocation Service Class	1,515,139	(25,600,777)	(24,085,638)	2,721,552	(25,222,152)	(22,500,600)

TA Madison Diversified Income Service Class	2,502,499	(5,930,940)	(3,428,441)	2,576,523	(10,883,532)	(8,307,009)

TA Market Participation Strategy Service Class	1,844,099	(9,421,707)	(7,577,608)	2,515,728	(9,936,939)	(7,421,211)

TA Morgan Stanley Capital Growth Initial Class	3,047,482	(10,419,436)	(7,371,954)	1,861,709	(21,372,707)	(19,510,998)

TA Morgan Stanley Capital Growth Service Class	4,059,029	(5,256,623)	(1,197,594)	3,201,837	(6,151,783)	(2,949,946)

TA Morgan Stanley Global Allocation Service Class	2,786,873	(41,190,216)	(38,403,343)	3,668,463	(51,587,675)	(47,919,212)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	339,431	(2,495,518)	(2,156,087)	967,241	(2,262,042)	(1,294,801)

TA MSCI EAFE Index Service Class	558,579	(535,114)	23,465	940,151	(555,663)	384,488

TA Multi-Managed Balanced Initial Class	1,126,774	(3,505,285)	(2,378,511)	4,032,393	(10,243,752)	(6,211,359)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Multi-Managed Balanced Service Class	4,257,725	(21,356,359)	(17,098,634)	4,713,224	(21,391,388)	(16,678,164)

TA PIMCO Tactical - Balanced Service Class	1,101,824	(13,427,153)	(12,325,329)	1,299,369	(17,299,882)	(16,000,513)

TA PIMCO Tactical - Conservative Service Class	1,206,651	(7,828,471)	(6,621,820)	3,439,774	(14,230,087)	(10,790,313)

TA PIMCO Tactical - Growth Service Class	852,863	(9,057,726)	(8,204,863)	1,803,943	(9,045,882)	(7,241,939)

TA PineBridge Inflation Opportunities Service Class	11,904,075	(17,557,595)	(5,653,520)	6,869,152	(9,170,446)	(2,301,294)

TA ProFunds UltraBear Service Class (OAM)	3,986,006,224	(1,317,665,174)	2,668,341,050	830,713,868	(544,981,308)	285,732,560

TA Rothschild & Co Large Cap Value Service Class	5,049,881	(3,405,506)	1,644,375	4,221,747	(1,765,304)	2,456,443

TA S&P 500 Index Initial Class	66,919	(181)	66,738	-	-	-

TA S&P 500 Index Service Class	3,517,238	(3,496,005)	21,233	5,334,937	(1,842,575)	3,492,362

TA Small/Mid Cap Value Initial Class	162,018	(1,758,508)	(1,596,490)	285,427	(3,377,379)	(3,091,952)

TA Small/Mid Cap Value Service Class	828,804	(3,549,362)	(2,720,558)	3,645,090	(5,713,123)	(2,068,033)

TA T. Rowe Price Small Cap Initial Class	997,892	(3,494,366)	(2,496,474)	2,962,245	(9,462,622)	(6,500,377)

TA T. Rowe Price Small Cap Service Class	1,191,010	(3,959,866)	(2,768,856)	2,331,629	(5,246,366)	(2,914,737)

TA TS&W International Equity Initial Class	1,468,588	(3,862,158)	(2,393,570)	3,903,975	(8,608,908)	(4,704,933)

TA TS&W International Equity Service Class	821,096	(1,979,550)	(1,158,454)	1,489,390	(2,098,455)	(609,065)

TA WMC US Growth Initial Class	2,668,558	(17,128,850)	(14,460,292)	4,764,107	(31,975,089)	(27,210,982)

TA WMC US Growth Service Class	946,116	(3,450,933)	(2,504,817)	1,363,084	(3,756,770)	(2,393,686)

Vanguard® Balanced	944,732	(170,020)	774,712	1,240,255	(50,939)	1,189,316

Vanguard® Capital Growth	92,016	(12,404)	79,612	97,817	(2,057)	95,760

Vanguard® Conservative Allocation	399,548	(90,066)	309,482	635,698	(11,564)	624,134

Vanguard® Diversified Value	43,616	(7,367)	36,249	91,947	(798)	91,149

Vanguard® Equity Income	129,010	(29,646)	99,364	65,708	(9,746)	55,962

Vanguard® Equity Index	281,884	(478,522)	(196,638)	315,531	(220,360)	95,171

Vanguard® Global Bond Index	63,845	(6,362)	57,483	37,040	(10,608)	26,432

Vanguard® Growth	117,071	(39,843)	77,228	187,616	(21,136)	166,480

Vanguard® High Yield Bond	92,593	(18,419)	74,174	57,401	(10,801)	46,600

Vanguard® International	132,034	(114,613)	17,421	179,840	(81,678)	98,162

Vanguard® Mid-Cap Index	290,989	(131,424)	159,565	348,737	(45,875)	302,862

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Moderate Allocation	893,696	(309,494)	584,202	1,053,816	(96,362)	957,454

Vanguard® Money Market	687,268	(653,432)	33,836	809,433	(435,588)	373,845

Vanguard® Real Estate Index	125,279	(52,284)	72,995	89,844	(39,814)	50,030

Vanguard® Short-Term Investment Grade	413,604	(337,236)	76,368	468,880	(404,342)	64,538

Vanguard® Total Bond Market Index	429,852	(372,191)	57,661	925,491	(482,048)	443,443

Vanguard® Total International Stock Market Index	283,857	(21,070)	262,787	230,788	(31,419)	199,369

Vanguard® Total Stock Market Index	309,953	(128,699)	181,254	612,625	(50,689)	561,936

Voya Global Perspectives Class S Shares	-	(173)	(173)	278	(1)	277

Voya Large Cap Value Class S Shares	-	(7)	(7)	-	(8)	(8)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	1,145	(10,239)	(9,094)	6,994	(14,924)	(7,930)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021

Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$6,141,893	$(16,769,494)	$(10,627,601)	$10,986,860	$(17,642,239)	$(6,655,379)

AB Growth and Income Class B Shares	38,220,154	(46,179,482)	(7,959,328)	42,366,286	(62,798,526)	(20,432,240)

AB Large Cap Growth Class B Shares	95,675	(3,552,549)	(3,456,874)	493,484	(8,589,411)	(8,095,927)

American Funds - Asset Allocation Class 2 Shares	13,765,420	(100,220,279)	(86,454,859)	28,901,649	(123,635,678)	(94,734,029)

American Funds - Asset Allocation Class 4 Shares	14,320,694	(3,779,209)	10,541,485	22,355,358	(983,614)	21,371,744

American Funds - Growth Class 2 Shares	45,658,805	(108,389,457)	(62,730,652)	55,896,533	(164,591,192)	(108,694,659)

American Funds - Growth Class 4 Shares	38,047,768	(8,172,235)	29,875,533	62,952,450	(2,330,830)	60,621,620

American Funds - Growth-Income Class 2 Shares	20,839,869	(77,394,978)	(56,555,109)	36,007,482	(102,391,949)	(66,384,467)

American Funds - Growth-Income Class 4 Shares	21,932,847	(4,635,048)	17,297,799	30,459,822	(1,156,145)	29,303,677

American Funds - International Class 2 Shares	11,782,532	(25,538,808)	(13,756,276)	27,209,031	(38,989,605)	(11,780,574)

American Funds - International Class 4 Shares	5,192,346	(1,081,175)	4,111,171	15,661,544	(513,720)	15,147,824

American Funds - New World Class 4 Shares	2,695,468	(920,043)	1,775,425	7,474,626	(269,369)	7,205,257

American Funds - The Bond Fund of America Class 2 Shares	12,318,807	(37,942,385)	(25,623,578)	33,520,250	(45,677,832)	(12,157,582)

American Funds - The Bond Fund of America Class 4 Shares	4,684,448	(2,210,690)	2,473,758	14,499,128	(2,485,248)	12,013,880

BlackRock Basic Value V.I. Class I Shares	891,192	(2,325,688)	(1,434,496)	730,093	(4,381,953)	(3,651,860)

BlackRock Global Allocation V.I. Class I Shares	16,182	(908,090)	(891,908)	160,119	(1,888,211)	(1,728,092)

BlackRock High Yield V.I. Class I Shares	64,832	(263,719)	(198,887)	501,850	(971,614)	(469,764)

DFA VA Equity Allocation	615,459	(132,173)	483,286	369,614	(68,371)	301,243

DFA VA Global Bond	939,699	(146,602)	793,097	1,205,901	(12,926)	1,192,975

DFA VA Global Moderate Allocation	452,859	(1,276)	451,583	500,207	(436,088)	64,119

DFA VA International Small	459,139	(74,032)	385,107	167,497	(107,242)	60,255

DFA VA International Value	546,003	(121,322)	424,681	367,659	(69,510)	298,149

DFA VA Short-Term Fixed	422,003	(181,842)	240,161	760,151	(71,794)	688,357

DFA VA U.S. Large Value	963,019	(347,889)	615,130	350,071	(14,930)	335,141

DFA VA U.S. Targeted Value	644,574	(67,228)	577,346	343,955	(47,895)	296,060

Fidelity® VIP Balanced Service Class 2	25,569,942	(75,692,532)	(50,122,590)	46,957,241	(84,589,856)	(37,632,615)

Fidelity® VIP Consumer Staples Initial Class	2,744,333	(991,390)	1,752,943	1,798,545	(221,224)	1,577,321

Fidelity® VIP Contrafund® Initial Class	10,081	(100,663)	(90,582)	79,791	(162,208)	(82,417)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$ 45,292,937	$ (107,131,437)	$ (61,838,500)	$ 68,673,450	$ (144,259,315)	$ (75,585,865)

Fidelity® VIP Energy Service Class 2	18,903,740	(12,154,918)	6,748,822	4,585,763	(1,101,421)	3,484,342

Fidelity® VIP Equity-Income Initial Class	-	(2,621)	(2,621)	-	(2,026)	(2,026)

Fidelity® VIP Equity-Income Service Class 2	122,052	(4,076,867)	(3,954,815)	315,177	(8,906,726)	(8,591,549)

Fidelity® VIP Growth Initial Class	-	(2,107)	(2,107)	-	(1,775)	(1,775)

Fidelity® VIP Growth Service Class 2	142,924	(4,775,383)	(4,632,459)	437,496	(13,510,442)	(13,072,946)

Fidelity® VIP Growth Opportunities Service Class 2	71,554	(220,332)	(148,778)	61,876	(1,196,844)	(1,134,968)

Fidelity® VIP Health Care Service Class 2	4,186,106	(1,507,503)	2,678,603	7,116,014	(238,117)	6,877,897

Fidelity® VIP Mid Cap Initial Class	1,761	(13,375)	(11,614)	1,749	(5,100)	(3,351)

Fidelity® VIP Mid Cap Service Class 2	14,990,276	(59,907,082)	(44,916,806)	37,120,520	(95,385,617)	(58,265,097)

Fidelity® VIP Technology Initial Class	9,582,423	(4,489,497)	5,092,926	14,502,653	(845,721)	13,656,932

Fidelity® VIP Utilities Initial Class	3,702,519	(882,634)	2,819,885	1,044,352	(39,094)	1,005,258

Fidelity® VIP Value Strategies Initial Class	10,350	(38,603)	(28,253)	170,538	(53,581)	116,957

Fidelity® VIP Value Strategies Service Class 2	64,804,150	(56,702,528)	8,101,622	73,082,277	(63,202,710)	9,879,567

Franklin Allocation Class 4 Shares	162,973	(6,986,702)	(6,823,729)	135,350	(10,402,857)	(10,267,507)

Franklin Income Class 2 Shares	60,536	(6,109,841)	(6,049,305)	311,569	(8,996,985)	(8,685,416)

Franklin Mutual Shares Class 2 Shares	1,415	(946,742)	(945,327)	39,025	(2,205,149)	(2,166,124)

Franklin Templeton Foreign Class 2 Shares	11,246	(1,504,492)	(1,493,246)	106,500	(3,993,422)	(3,886,922)

Invesco V.I. American Franchise Series II Shares	66,106	(942,472)	(876,366)	98,820	(1,815,551)	(1,716,731)

Janus Henderson - Enterprise Service Shares	176,367	(2,057,052)	(1,880,685)	478,406	(5,653,797)	(5,175,391)

Janus Henderson -Global Research Service Shares	59,333	(2,156,991)	(2,097,658)	264,830	(6,469,488)	(6,204,658)

Janus Henderson - Mid Cap Value Service Shares	66,836	(210,564)	(143,728)	4,712	(485,063)	(480,351)

MFS® New Discovery Service Class	336,359	(4,479,406)	(4,143,047)	1,357,603	(12,392,211)	(11,034,608)

MFS® Total Return Service Class	141,308	(4,031,073)	(3,889,765)	1,265,658	(8,938,227)	(7,672,569)

NVIT Emerging Markets Class D Shares	-	(8,090)	(8,090)	-	(2,424)	(2,424)

State Street Total Return V.I.S. Class 3 Shares	6,187,511	(13,141,448)	(6,953,937)	9,373,767	(10,394,983)	(1,021,216)

TA 60/40 Allocation Service Class	10,179,474	(8,959,774)	1,219,700	11,059,033	(5,690,502)	5,368,531

TA Aegon Bond Initial Class	6,976,250	(20,890,114)	(13,913,864)	23,304,064	(38,965,576)	(15,661,512)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon Bond Service Class	$ 16,010,229	$ (96,748,115)	$ (80,737,886)	$ 46,895,985	$ (89,441,779)	$ (42,545,794)

TA Aegon Core Bond Service Class	17,013,678	(49,174,340)	(32,160,662)	42,853,020	(49,674,102)	(6,821,082)

TA Aegon High Yield Bond Initial Class	2,373,023	(8,615,436)	(6,242,413)	7,378,503	(21,540,300)	(14,161,797)

TA Aegon High Yield Bond Service Class	6,451,044	(26,662,417)	(20,211,373)	17,873,306	(24,643,028)	(6,769,722)

TA Aegon Sustainable Equity Income Initial Class	1,167,360	(23,413,179)	(22,245,819)	2,456,101	(61,263,538)	(58,807,437)

TA Aegon Sustainable Equity Income Service Class	6,570,032	(22,655,423)	(16,085,391)	7,289,675	(25,534,009)	(18,244,334)

TA Aegon U.S. Government Securities Initial Class	7,883,759	(13,274,430)	(5,390,671)	16,934,479	(31,111,055)	(14,176,576)

TA Aegon U.S. Government Securities Service Class	184,596,291	(85,880,526)	98,715,765	51,978,055	(122,262,085)	(70,284,030)

TA American Funds Managed Risk - Balanced Service Class	15,804,716	(85,202,082)	(69,397,366)	33,136,281	(97,911,194)	(64,774,913)

TA BlackRock Global Real Estate Securities Initial Class	1,463,266	(5,557,836)	(4,094,570)	4,449,320	(11,835,076)	(7,385,756)

TA BlackRock Global Real Estate Securities Service Class	7,639,842	(12,982,836)	(5,342,994)	13,948,808	(18,843,721)	(4,894,913)

TA BlackRock Government Money Market Initial Class	57,294,938	(44,454,202)	12,840,736	123,871,503	(146,519,761)	(22,648,258)

TA BlackRock Government Money Market Service Class	403,683,460	(285,927,384)	117,756,076	313,578,624	(416,793,849)	(103,215,225)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	10,130,828	(41,481,191)	(31,350,363)	8,010,155	(42,208,924)	(34,198,769)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	13,264,036	(122,681,427)	(109,417,391)	14,123,959	(159,583,175)	(145,459,216)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	8,701,751	(53,893,097)	(45,191,346)	9,061,255	(62,574,862)	(53,513,607)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	8,733,841	(94,691,756)	(85,957,915)	11,256,101	(111,112,321)	(99,856,220)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	6,413,213	(46,981,983)	(40,568,770)	8,804,795	(53,738,989)	(44,934,194)

TA BlackRock iShares Edge 100 Service Class	7,370,764	(10,456,201)	(3,085,437)	7,733,964	(6,665,278)	1,068,686

TA BlackRock iShares Edge 40 Initial Class	925,224	(1,926,718)	(1,001,494)	1,783,241	(4,548,628)	(2,765,387)

TA BlackRock iShares Edge 40 Service Class	2,470,673	(36,843,370)	(34,372,697)	7,956,248	(35,870,785)	(27,914,537)

TA BlackRock iShares Edge 50 Service Class	14,775,540	(30,589,675)	(15,814,135)	43,348,007	(26,599,711)	16,748,296

TA BlackRock iShares Edge 75 Service Class	13,191,461	(25,435,749)	(12,244,288)	27,305,699	(30,165,823)	(2,860,124)

TA BlackRock Tactical Allocation Service Class	9,925,295	(130,591,515)	(120,666,220)	14,938,187	(176,241,661)	(161,303,474)

TA Goldman Sachs 70/30 Service Class	889,311	(59,682)	829,629	1,709,409	(29,809)	1,679,600

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$ 11,398,458	$ (485,842,833)	$ (474,444,375)	$ 27,627,409	$ (620,961,519)	$ (593,334,110)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	9,459,212	(75,479,622)	(66,020,410)	25,051,569	(90,175,210)	(65,123,641)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	46,068,291	(235,030,164)	(188,961,873)	22,051,766	(337,871,790)	(315,820,024)

TA International Focus Initial Class	2,684,739	(7,987,921)	(5,303,182)	6,305,870	(23,151,049)	(16,845,179)

TA International Focus Service Class	6,141,320	(15,132,076)	(8,990,756)	17,432,553	(19,168,109)	(1,735,556)

TA Janus Balanced Service Class	24,871,905	(139,770,449)	(114,898,544)	45,133,378	(142,153,875)	(97,020,497)

TA Janus Mid-Cap Growth Initial Class	2,795,149	(10,264,186)	(7,469,037)	4,837,012	(26,411,814)	(21,574,802)

TA Janus Mid-Cap Growth Service Class	7,043,509	(29,388,777)	(22,345,268)	23,339,581	(30,475,230)	(7,135,649)

TA JPMorgan Asset Allocation - Conservative Initial Class	12,235,003	(25,867,263)	(13,632,260)	19,433,767	(45,931,879)	(26,498,112)

TA JPMorgan Asset Allocation - Conservative Service Class	20,973,492	(124,332,985)	(103,359,493)	40,692,435	(139,581,799)	(98,889,364)

TA JPMorgan Asset Allocation - Growth Initial Class	5,905,927	(27,443,512)	(21,537,585)	14,423,005	(92,116,684)	(77,693,679)

TA JPMorgan Asset Allocation - Growth Service Class	14,317,473	(28,377,095)	(14,059,622)	16,622,025	(39,974,067)	(23,352,042)

TA JPMorgan Asset Allocation - Moderate Initial Class	9,092,297	(40,787,580)	(31,695,283)	15,880,511	(91,376,212)	(75,495,701)

TA JPMorgan Asset Allocation - Moderate Service Class	26,997,700	(516,710,230)	(489,712,530)	110,371,846	(613,502,040)	(503,130,194)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,974,203	(51,644,351)	(36,670,148)	18,094,623	(118,435,383)	(100,340,760)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	39,903,880	(345,854,775)	(305,950,895)	53,034,341	(463,717,916)	(410,683,575)

TA JPMorgan Enhanced Index Initial Class	7,090,714	(15,834,165)	(8,743,451)	12,449,599	(40,328,174)	(27,878,575)

TA JPMorgan Enhanced Index Service Class	18,494,521	(25,131,853)	(6,637,332)	14,204,709	(19,081,526)	(4,876,817)

TA JPMorgan International Moderate Growth Initial Class	1,661	(763)	898	-	(1,594)	(1,594)

TA JPMorgan International Moderate Growth Service Class	5,519,863	(59,404,952)	(53,885,089)	12,181,132	(82,884,697)	(70,703,565)

TA JPMorgan Mid Cap Value Service Class	22,665,838	(47,880,479)	(25,214,641)	40,055,644	(57,408,877)	(17,353,233)

TA JPMorgan Tactical Allocation Service Class	5,868,110	(116,771,113)	(110,903,003)	24,624,037	(118,735,259)	(94,111,222)

TA Madison Diversified Income Service Class	11,306,291	(24,096,733)	(12,790,442)	12,560,608	(59,086,270)	(46,525,662)

TA Market Participation Strategy Service Class	9,471,409	(55,932,784)	(46,461,375)	12,199,575	(69,671,148)	(57,471,573)

TA Morgan Stanley Capital Growth Initial Class	13,575,449	(50,211,946)	(36,636,497)	16,485,873	(192,641,495)	(176,155,622)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Capital Growth Service Class	$ 94,391,296	$ (71,760,585)	$ 22,630,711	$ 153,938,572	$ (168,685,100)	$ (14,746,528)

TA Morgan Stanley Global Allocation Service Class	12,016,530	(122,737,167)	(110,720,637)	20,187,147	(165,526,152)	(145,339,005)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	3,612,802	(26,150,144)	(22,537,342)	11,274,673	(26,613,312)	(15,338,639)

TA MSCI EAFE Index Service Class	6,419,686	(5,902,350)	517,336	11,908,645	(6,987,185)	4,921,460

TA Multi-Managed Balanced Initial Class	3,668,070	(11,397,523)	(7,729,453)	13,846,161	(36,438,224)	(22,592,063)

TA Multi-Managed Balanced Service Class	26,993,265	(161,382,549)	(134,389,284)	43,577,341	(163,593,262)	(120,015,921)

TA PIMCO Tactical - Balanced Service Class	3,596,140	(49,738,674)	(46,142,534)	4,862,163	(74,457,417)	(69,595,254)

TA PIMCO Tactical - Conservative Service Class	4,932,443	(29,763,333)	(24,830,890)	9,749,316	(56,845,359)	(47,096,043)

TA PIMCO Tactical - Growth Service Class	3,773,472	(42,720,529)	(38,947,057)	6,392,994	(54,640,930)	(48,247,936)

TA PineBridge Inflation Opportunities Service Class	48,193,246	(48,482,918)	(289,672)	21,104,861	(20,221,210)	883,651

TA ProFunds UltraBear Service Class (OAM)	32,590,489	(10,274,109)	22,316,380	6,966,746	(4,407,684)	2,559,062

TA Rothschild & Co Large Cap Value Service Class	27,592,757	(15,521,890)	12,070,867	20,887,414	(8,763,601)	12,123,813

TA S&P 500 Index Initial Class	618,554	(1,753)	616,801	-	-	-

TA S&P 500 Index Service Class	61,523,059	(60,689,012)	834,047	94,850,770	(32,495,317)	62,355,453

TA Small/Mid Cap Value Initial Class	1,029,501	(12,119,380)	(11,089,879)	2,533,177	(24,775,662)	(22,242,485)

TA Small/Mid Cap Value Service Class	13,595,448	(33,677,571)	(20,082,123)	43,552,681	(46,220,759)	(2,668,078)

TA T. Rowe Price Small Cap Initial Class	3,727,804	(13,565,790)	(9,837,986)	13,789,281	(42,400,349)	(28,611,068)

TA T. Rowe Price Small Cap Service Class	18,800,496	(46,916,092)	(28,115,596)	48,892,257	(62,312,395)	(13,420,138)

TA TS&W International Equity Initial Class	2,867,718	(7,783,755)	(4,916,037)	8,961,846	(20,322,850)	(11,361,004)

TA TS&W International Equity Service Class	5,755,451	(9,363,237)	(3,607,786)	11,614,762	(10,616,723)	998,039

TA WMC US Growth Initial Class	10,258,406	(60,424,516)	(50,166,110)	21,093,986	(132,446,631)	(111,352,645)

TA WMC US Growth Service Class	16,290,968	(35,652,507)	(19,361,539)	28,471,490	(44,772,286)	(16,300,796)

Vanguard® Balanced	10,743,102	(1,862,469)	8,880,633	14,794,549	(628,848)	14,165,701

Vanguard® Capital Growth	1,159,915	(148,397)	1,011,518	1,323,257	(27,739)	1,295,518

Vanguard® Conservative Allocation	4,167,001	(914,599)	3,252,402	7,284,801	(135,291)	7,149,510

Vanguard® Diversified Value	584,780	(100,367)	484,413	1,263,834	(11,086)	1,252,748

Vanguard® Equity Income	1,619,146	(362,413)	1,256,733	792,546	(117,223)	675,323

Vanguard® Equity Index	8,165,425	(3,234,997)	4,930,428	5,838,258	(3,312,586)	2,525,672

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Global Bond Index	$ 636,079	$ (61,215)	$ 574,864	$ 385,447	$ (111,489)	$ 273,958

Vanguard® Growth	1,555,242	(478,448)	1,076,794	3,034,588	(363,795)	2,670,793

Vanguard® High Yield Bond	920,906	(186,072)	734,834	616,413	(117,428)	498,985

Vanguard® International	2,310,629	(1,265,657)	1,044,972	4,750,977	(1,828,443)	2,922,534

Vanguard® Mid-Cap Index	7,057,593	(1,939,744)	5,117,849	9,169,031	(1,039,288)	8,129,743

Vanguard® Moderate Allocation	9,898,078	(3,466,721)	6,431,357	12,577,963	(1,183,744)	11,394,219

Vanguard® Money Market	6,876,898	(6,547,765)	329,133	8,104,675	(4,359,402)	3,745,273

Vanguard® Real Estate Index	2,193,982	(687,111)	1,506,871	1,673,800	(546,087)	1,127,713

Vanguard® Short-Term Investment Grade	4,522,314	(3,218,145)	1,304,169	4,465,826	(2,697,774)	1,768,052

Vanguard® Total Bond Market Index	4,687,959	(2,929,973)	1,757,986	8,089,850	(3,371,247)	4,718,603

Vanguard® Total International Stock Market Index	2,998,664	(211,490)	2,787,174	2,767,388	(386,874)	2,380,514

Vanguard® Total Stock Market Index	4,109,477	(1,605,883)	2,503,594	8,348,422	(728,496)	7,619,926

Voya Global Perspectives Class S Shares	-	(1,995)	(1,995)	3,750	(16)	3,734

Voya Large Cap Value Class S Shares	-	(127)	(127)	-	(123)	(123)

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	8,865	(42,492)	(33,627)	122,309	(140,776)	(18,467)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2022	20,382,589	$15.02	to	$10.80	$ 68,221,047	3.03%	0.40%	to	2.85%	(19.49)%	to	(21.41)%
12/31/2021	23,075,361	18.65	to	13.74	97,949,715	0.26	0.40	to	2.85	12.91	to	10.22
12/31/2020	26,074,538	16.52	to	12.47	93,993,592	2.15	0.40	to	2.85	8.82	to	6.22
12/31/2019	30,129,720	15.18	to	11.74	97,353,579	2.34	0.40	to	2.85	17.73	to	14.93
12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)
AB Growth and Income Class B Shares
12/31/2022	52,215,761	3.42	to	14.49	253,718,317	1.10	0.30	to	2.80	(4.70)	to	(7.02)
12/31/2021	53,868,536	3.59	to	15.58	277,963,317	0.65	0.30	to	2.80	27.45	to	24.36
12/31/2020	61,139,851	2.82	to	12.53	237,524,698	1.32	0.30	to	2.80	2.17	to	(0.32)
12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24
12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)
AB Large Cap Growth Class B Shares
12/31/2022	6,694,830	4.68	to	18.72	21,598,227	-	0.30	to	2.80	(28.90)	to	(30.63)
12/31/2021	7,676,319	6.59	to	26.99	35,215,505	-	0.30	to	2.80	28.27	to	25.15
12/31/2020	9,621,136	5.13	to	21.57	34,806,742	-	0.30	to	2.80	34.74	to	31.47
12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70
12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)
American Funds - Asset Allocation Class 2 Shares
12/31/2022	133,628,079	18.71	to	12.57	658,825,848	1.84	0.60	to	2.95	(13.92)	to	(15.88)
12/31/2021	152,575,336	21.74	to	14.94	871,352,808	1.50	0.60	to	2.95	14.41	to	11.80
12/31/2020	174,752,023	19.00	to	13.37	857,259,812	1.67	0.60	to	2.95	11.78	to	9.24
12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76
12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)
American Funds - Asset Allocation Class 4 Shares
12/31/2022	2,607,001	11.72	to	11.17	29,772,601	1.92	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021	1,727,718	13.63	to	13.23	23,155,040	2.13	0.40	to	2.20	14.38	to	12.34
12/31/2020(1)	50,583	11.92	to	11.77	599,001	4.31	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2022	44,785,334	30.99	to	18.02	739,271,958	0.32	0.60	to	2.95	(30.36)	to	(31.94)
12/31/2021	49,147,881	44.50	to	26.48	1,149,580,633	0.22	0.60	to	2.95	21.26	to	18.50
12/31/2020	57,094,202	36.70	to	22.35	1,055,964,795	0.32	0.60	to	2.95	51.17	to	47.73
12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03
12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)
American Funds - Growth Class 4 Shares
12/31/2022	6,068,608	12.77	to	12.18	75,410,935	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021	3,929,006	18.34	to	17.80	70,825,649	0.06	0.33	to	2.13	21.28	to	19.12
12/31/2020(1)	235,706	15.12	to	14.94	3,539,748	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2022	42,147,647	25.27	to	14.82	565,155,508	1.26	0.60	to	2.95	(16.99)	to	(18.88)
12/31/2021	46,521,780	30.45	to	18.27	754,565,140	1.11	0.60	to	2.95	23.35	to	20.54
12/31/2020	52,944,337	24.68	to	15.16	676,765,745	1.42	0.60	to	2.95	12.87	to	10.29
12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52
12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)
American Funds - Growth-Income Class 4 Shares
12/31/2022	3,580,600	12.86	to	12.25	44,815,167	1.23	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021	2,239,175	15.48	to	15.03	34,083,630	1.32	0.33	to	2.13	23.39	to	21.19
12/31/2020(1)	131,787	12.55	to	12.40	1,642,555	1.97	0.33	to	2.13	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - International Class 2 Shares
12/31/2022	33,890,694	$12.89	to	$10.53	$190,941,815	1.71%	0.60%	to	2.95%	(21.26	) %	to	(23.05	) %
12/31/2021	37,028,497	16.37	to	13.69	262,247,784	2.38	0.60	to	2.95	(2.09)		to	(4.32)
12/31/2020	41,284,373	16.72	to	14.31	282,160,736	0.67	0.60	to	2.95	13.29		to	10.71
12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15		to	19.36
12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)		to	(15.64)

American Funds - International Class 4 Shares
12/31/2022	1,534,693	10.81	to	10.30	16,159,481	1.66	0.33	to	2.13	(21.28)		to	(22.68)
12/31/2021	1,178,588	13.73	to	13.32	15,918,386	3.82	0.33	to	2.13	(2.04)		to	(3.78)
12/31/2020(1)	103,923	14.02	to	13.85	1,447,390	0.92	0.33	to	2.13	-		to	-

American Funds - New World Class 4 Shares
12/31/2022	648,308	11.63	to	11.08	7,346,732	1.15	0.35	to	2.15	(22.52)		to	(23.90)
12/31/2021	511,234	15.00	to	14.56	7,543,125	0.98	0.35	to	2.15	4.26		to	2.40
12/31/2020(1)	27,799	14.39	to	14.22	397,295	-	0.35	to	2.15	-		to	-

American Funds - The Bond Fund of America Class 2 Shares
12/31/2022	54,788,400	10.64	to	9.09	205,927,941	2.83	0.60	to	2.95	(13.10)		to	(15.08)
12/31/2021	62,790,605	12.24	to	10.70	267,700,388	1.38	0.60	to	2.95	(0.90)		to	(3.16)
12/31/2020	67,686,257	12.35	to	11.05	285,376,467	2.15	0.60	to	2.95	9.08		to	6.59
12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70		to	6.22
12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)		to	(3.57)

American Funds - The Bond Fund of America Class 4 Shares
12/31/2022	1,480,104	9.02	to	8.60	12,995,937	2.87	0.31	to	2.11	(13.02)		to	(14.57)
12/31/2021	1,220,373	10.37	to	10.07	12,442,489	1.60	0.31	to	2.11	(0.89)		to	(2.66)
12/31/2020(1)	44,930	10.47	to	10.34	466,693	6.23	0.31	to	2.11	-		to	-

BlackRock Basic Value V.I. Class I Shares
12/31/2022	4,611,591	3.03	to	12.44	16,931,268	1.42	1.25	to	2.65	(6.09)		to	(7.37)
12/31/2021	5,019,930	3.23	to	13.43	19,580,580	1.17	1.25	to	2.65	20.17		to	18.54
12/31/2020	5,956,830	2.69	to	11.33	19,478,568	2.43	1.25	to	2.65	2.15		to	0.76
12/31/2019	6,249,446	2.63	to	11.24	20,016,237	2.39	1.25	to	2.65	22.38		to	20.71
12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)		to	(10.24)

BlackRock Global Allocation V.I. Class I Shares
12/31/2022	3,447,241	3.33	to	11.51	7,994,086	-	1.25	to	2.65	(16.90)		to	(18.03)
12/31/2021	3,779,531	4.01	to	14.05	10,653,267	0.89	1.25	to	2.65	5.36		to	3.92
12/31/2020	4,385,798	3.81	to	13.52	11,798,862	1.29	1.25	to	2.65	19.52		to	17.89
12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53		to	14.94
12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)		to	(9.74)

BlackRock High Yield V.I. Class I Shares
12/31/2022	937,485	2.77	to	10.46	2,463,283	5.31	1.25	to	2.65	(11.45)		to	(12.65)
12/31/2021	1,009,939	3.12	to	11.97	3,009,551	4.52	1.25	to	2.65	4.02		to	2.61
12/31/2020	1,167,438	3.00	to	11.67	3,353,262	5.31	1.25	to	2.65	5.97		to	4.52
12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87		to	12.31
12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)		to	(5.18)

DFA VA Equity Allocation
12/31/2022	101,956	11.99	to	11.92	1,220,469	1.92	0.27	to	0.47	(13.91)		to	(14.09)
12/31/2021	61,903	13.93	to	13.88	860,593	2.53	0.27	to	0.47	24.04		to	23.79
12/31/2020	39,352	11.23	to	11.21	441,244	18.43	0.27	to	0.47	11.85		to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-		to	-

DFA VA Global Bond
12/31/2022	217,471	9.34	to	8.77	1,982,769	1.85	0.27	to	2.60	(6.59)		to	(8.73)
12/31/2021	132,281	9.99	to	9.61	1,299,932	1.55	0.27	to	2.60	(1.31)		to	(3.58)
12/31/2020	12,560	10.13	to	9.96	127,203	0.06	0.27	to	2.60	1.18		to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA Global Moderate Allocation
12/31/2022	47,075	$11.26	to	$11.19	$529,889	3.35%	0.27%	to	0.47%	(11.20	) %	to	(11.37	) %
12/31/2021	6,725	12.68	to	12.63	85,165	0.45	0.27	to	0.47	13.90		to	13.67
12/31/2020	1,869	11.13	to	11.11	20,762	2.47	0.27	to	0.47	10.99		to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA International Small
12/31/2022	64,378	10.39	to	10.33	668,692	3.28	0.27	to	0.47	(17.87)		to	(18.03)
12/31/2021	29,546	12.65	to	12.60	373,647	2.70	0.27	to	0.47	14.26		to	14.03
12/31/2020	24,516	11.07	to	11.05	271,344	8.73	0.27	to	0.47	9.12		to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-		to	-
DFA VA International Value
12/31/2022	67,116	11.15	to	11.08	747,852	4.36	0.27	to	0.47	(3.72)		to	(3.91)
12/31/2021	30,790	11.58	to	11.53	356,360	6.25	0.27	to	0.47	17.80		to	17.56
12/31/2020	4,829	9.83	to	9.81	47,429	6.34	0.27	to	0.47	(2.03)		to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA Short-Term Fixed
12/31/2022	102,470	9.84	to	9.78	1,007,153	1.46	0.27	to	0.47	(1.42)		to	(1.62)
12/31/2021	78,002	9.99	to	9.95	778,117	0.01	0.27	to	0.47	(0.46)		to	(0.66)
12/31/2020	9,237	10.03	to	10.01	92,589	0.50	0.27	to	0.47	0.33		to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Large Value
12/31/2022	101,597	11.86	to	11.78	1,201,596	2.74	0.27	to	0.47	(5.13)		to	(5.32)
12/31/2021	52,319	12.50	to	12.45	653,107	2.32	0.27	to	0.47	26.69		to	26.44
12/31/2020	23,843	9.86	to	9.84	234,961	6.18	0.27	to	0.47	(1.64)		to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Targeted Value
12/31/2022	76,895	13.79	to	13.71	1,060,221	1.84	0.27	to	0.47	(4.47)		to	(4.66)
12/31/2021	35,853	14.44	to	14.38	517,428	2.01	0.27	to	0.47	39.30		to	39.03
12/31/2020	13,882	10.36	to	10.34	143,813	7.93	0.27	to	0.47	3.70		to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-		to	-
Fidelity® VIP Balanced Service Class 2
12/31/2022	90,884,668	2.65	to	13.79	426,076,806	1.04	0.30	to	2.65	(18.43)		to	(20.30)
12/31/2021	103,061,636	3.25	to	17.31	585,801,138	0.73	0.30	to	2.65	17.64		to	14.95
12/31/2020	114,386,362	2.76	to	15.06	537,674,354	1.28	0.30	to	2.65	21.76		to	18.98
12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74		to	20.91
12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)		to	(6.92)
Fidelity® VIP Consumer Staples Initial Class
12/31/2022	255,802	13.76	to	13.12	3,426,928	2.02	0.70	to	2.50	(1.31)		to	(3.06)
12/31/2021	123,456	13.95	to	13.53	1,692,428	2.98	0.70	to	2.50	13.44		to	11.42
12/31/2020(1)	613	12.29	to	12.15	7,484	-	0.70	to	2.50	-		to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2022	17,526	3.27	to	15.46	97,922	0.43	0.30	to	2.70	(26.53)		to	(28.25)
12/31/2021	26,578	4.44	to	21.54	239,522	0.05	0.30	to	2.70	27.45		to	24.48
12/31/2020	43,364	3.49	to	17.31	267,864	0.22	0.30	to	2.70	30.18		to	27.14
12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18		to	28.12
12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)		to	(8.85)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	91,926,554	3.87	to	15.22	664,973,940	0.26	0.30	to	2.80	(26.71)		to	(28.49)
12/31/2021	100,491,552	5.28	to	21.28	994,100,891	0.03	0.30	to	2.80	27.13		to	24.04
12/31/2020	114,571,364	4.15	to	17.16	855,273,689	0.08	0.30	to	2.80	29.84		to	26.69
12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88		to	27.70
12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)		to	(9.20)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Energy Service Class 2
12/31/2022	505,201	$27.37	to	$26.09	$13,435,529	2.46%	0.50%	to	2.30%	62.06%	to	59.18%
12/31/2021	226,711	16.89	to	16.39	3,760,207	3.53	0.50	to	2.30	54.06	to	51.32
12/31/2020(1)	3,620	10.96	to	10.83	39,390	4.30	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Initial Class
12/31/2022	20,012	2.45	to	14.02	50,635	1.88	0.30	to	2.70	(5.24)	to	(7.45)
12/31/2021	21,037	2.59	to	15.15	56,446	1.91	0.30	to	2.70	24.52	to	21.61
12/31/2020	21,847	2.08	to	12.45	47,297	1.84	0.30	to	2.70	6.38	to	3.89
12/31/2019	22,709	1.95	to	11.99	46,431	2.02	0.30	to	2.70	27.06	to	24.09
12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	11,579,284	3.07	to	13.79	31,755,838	1.66	0.30	to	2.80	(5.53)	to	(7.82)
12/31/2021	13,003,796	3.25	to	14.96	38,235,541	1.55	0.30	to	2.80	24.23	to	21.21
12/31/2020	16,133,605	2.62	to	12.34	38,656,184	1.61	0.30	to	2.80	6.12	to	3.54
12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65
12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)
Fidelity® VIP Growth Initial Class
12/31/2022	6,487	4.40	to	20.27	24,291	0.62	0.30	to	2.70	(24.68)	to	(26.44)
12/31/2021	6,995	5.85	to	27.56	34,948	-	0.30	to	2.70	22.85	to	19.98
12/31/2020	7,385	4.76	to	22.97	30,183	0.07	0.30	to	2.70	43.46	to	40.11
12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78
12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)
Fidelity® VIP Growth Service Class 2
12/31/2022	8,996,136	4.88	to	19.99	30,132,579	0.36	0.30	to	2.80	(24.87)	to	(26.69)
12/31/2021	10,219,740	6.49	to	27.27	46,107,542	-	0.30	to	2.80	22.54	to	19.56
12/31/2020	13,368,312	5.30	to	22.81	49,691,847	0.04	0.30	to	2.80	43.12	to	39.64
12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33
12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	566,491	22.53	to	20.56	2,200,748	-	1.25	to	2.80	(39.08)	to	(40.00)
12/31/2021	597,638	36.98	to	34.27	3,820,317	-	1.25	to	2.80	10.29	to	8.63
12/31/2020	779,883	33.53	to	31.54	4,484,860	-	1.25	to	2.80	66.16	to	63.65
12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67
12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14
Fidelity® VIP Health Care Service Class 2
12/31/2022	798,771	11.59	to	11.04	9,004,288	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021	563,662	13.33	to	12.93	7,381,141	0.02	0.50	to	2.30	10.89	to	8.91
12/31/2020(1)	21,737	12.02	to	11.87	259,476	1.03	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2022	10,501	2.97	to	13.44	53,442	0.45	0.30	to	2.70	(15.00)	to	(16.98)
12/31/2021	15,709	3.50	to	16.19	76,481	0.61	0.30	to	2.70	25.23	to	22.30
12/31/2020	17,141	2.79	to	13.24	64,353	0.66	0.30	to	2.70	17.84	to	15.08
12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20
12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)
Fidelity® VIP Mid Cap Service Class 2
12/31/2022	45,613,090	3.63	to	13.29	316,552,322	0.26	0.30	to	2.80	(15.22)	to	(17.28)
12/31/2021	51,504,031	4.28	to	16.07	429,576,602	0.34	0.30	to	2.80	24.93	to	21.89
12/31/2020	61,513,574	3.43	to	13.18	397,709,138	0.40	0.30	to	2.80	17.51	to	14.66
12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82
12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Technology Initial Class
12/31/2022	1,156,410	$13.04	to	$12.43	$14,669,451	-%	0.70%	to	2.50%	(36.30	) %	to	(37.44	) %
12/31/2021	817,742	20.47	to	19.87	16,455,465	-	0.70	to	2.50	27.27		to	25.00
12/31/2020(1)	41,913	16.08	to	15.89	669,454	-	0.70	to	2.50	-		to	-
Fidelity® VIP Utilities Initial Class
12/31/2022	295,507	14.14	to	13.48	4,063,657	2.07	0.70	to	2.50	4.69		to	2.83
12/31/2021	85,074	13.51	to	13.11	1,130,117	3.31	0.70	to	2.50	16.68		to	14.60
12/31/2020(1)	2,161	11.58	to	11.44	24,841	9.64	0.70	to	2.50	-		to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2022	51,589	2.68	to	15.02	384,531	1.10	0.30	to	2.50	(7.30)		to	(9.29)
12/31/2021	60,020	2.90	to	16.56	445,753	1.64	0.30	to	2.50	33.20		to	30.34
12/31/2020	65,512	2.17	to	12.70	239,991	1.14	0.30	to	2.50	7.93		to	5.62
12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12		to	31.25
12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)		to	(19.35)
Fidelity® VIP Value Strategies Service Class 2
12/31/2022	37,320,508	3.48	to	14.72	229,047,613	0.88	0.30	to	2.80	(7.63)		to	(9.87)
12/31/2021	37,651,512	3.77	to	16.33	243,543,351	1.24	0.30	to	2.80	32.94		to	29.71
12/31/2020	38,869,644	2.83	to	12.59	176,210,717	1.07	0.30	to	2.80	7.70		to	5.08
12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70		to	30.45
12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)		to	(19.76)
Franklin Allocation Class 4 Shares
12/31/2022	22,038,394	1.64	to	10.63	47,702,927	1.50	0.60	to	2.80	(16.69)		to	(18.47)
12/31/2021	24,994,155	1.97	to	13.04	65,635,756	1.59	0.60	to	2.80	10.87		to	8.50
12/31/2020	29,058,217	1.78	to	12.02	69,574,482	1.35	0.60	to	2.80	11.08		to	8.71
12/31/2019	33,952,154	1.60	to	11.05	73,995,819	3.32	0.60	to	2.80	18.85		to	16.31
12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)		to	(12.06)
Franklin Income Class 2 Shares
12/31/2022	22,392,372	1.78	to	11.45	37,594,864	4.85	1.00	to	2.80	(6.41)		to	(8.04)
12/31/2021	25,879,319	1.90	to	12.46	46,639,026	4.76	1.00	to	2.80	15.60		to	13.58
12/31/2020	31,003,681	1.64	to	10.97	48,526,068	5.89	1.00	to	2.80	(0.30)		to	(2.05)
12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91		to	12.90
12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)		to	(6.93)
Franklin Mutual Shares Class 2 Shares
12/31/2022	5,920,823	1.59	to	10.63	9,000,977	1.83	1.00	to	2.80	(8.35)		to	(9.95)
12/31/2021	6,532,283	1.74	to	11.80	10,894,622	2.81	1.00	to	2.80	17.99		to	15.92
12/31/2020	7,876,120	1.47	to	10.18	11,185,310	2.76	1.00	to	2.80	(5.98)		to	(7.63)
12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36		to	19.23
12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)		to	(11.56)
Franklin Templeon Foreign Class 2 Shares
12/31/2022	13,094,418	1.00	to	8.94	12,216,487	3.06	1.00	to	2.80	(8.52)		to	(10.12)
12/31/2021	14,680,216	1.09	to	9.95	15,047,838	1.88	1.00	to	2.80	3.13		to	1.32
12/31/2020	18,343,611	1.06	to	9.82	18,333,937	3.38	1.00	to	2.80	(2.14)		to	(3.85)
12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42		to	9.46
12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)		to	(17.76)
Invesco V.I. American Franchise Series II Shares
12/31/2022	1,850,551	2.76	to	15.14	4,496,437	-	0.30	to	2.80	(31.50)		to	(33.17)
12/31/2021	2,156,185	4.03	to	22.65	7,746,979	-	0.30	to	2.80	11.31		to	8.61
12/31/2020	2,645,645	3.62	to	20.85	8,633,998	-	0.30	to	2.80	41.57		to	38.13
12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02		to	32.71
12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)		to	(6.52)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson-Enterprise Service Shares
12/31/2022	4,884,256	$5.49	to	$16.57	$15,959,583	0.27%	0.30%	to	2.80%	(16.40	) %	to	(18.43	) %
12/31/2021	5,365,361	6.57	to	20.31	21,479,782	0.25	0.30	to	2.80	16.19		to	13.37
12/31/2020	6,635,024	5.66	to	17.91	23,462,735	0.05	0.30	to	2.80	18.83		to	15.94
12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75		to	31.48
12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)		to	(3.39)

Janus Henderson-Global Research Service Shares
12/31/2022	9,960,358	2.68	to	14.41	16,749,220	1.47	0.30	to	2.80	(19.85)		to	(21.80)
12/31/2021	11,113,961	3.34	to	18.43	23,620,614	0.35	0.30	to	2.80	17.44		to	14.59
12/31/2020	14,158,953	2.85	to	16.08	25,965,245	0.64	0.30	to	2.80	19.40		to	16.50
12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33		to	25.21
12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)		to	(9.63)

Janus Henderson-Mid Cap Value Service Shares
12/31/2022	838,877	13.01	to	11.88	2,531,498	1.16	1.25	to	2.80	(6.94)		to	(8.34)
12/31/2021	888,292	13.98	to	12.96	2,883,923	0.28	1.25	to	2.80	17.95		to	16.17
12/31/2020	1,046,254	11.86	to	11.15	2,879,198	1.07	1.25	to	2.80	(2.43)		to	(3.90)
12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44		to	26.51
12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)		to	(16.18)

MFS® New Discovery Service Class
12/31/2022	7,760,463	4.06	to	15.19	26,589,500	-	0.30	to	2.80	(30.20)		to	(31.90)
12/31/2021	8,859,603	5.82	to	22.31	43,959,107	-	0.30	to	2.80	1.27		to	(1.20)
12/31/2020	10,997,397	5.75	to	22.58	54,351,642	-	0.30	to	2.80	45.15		to	41.62
12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85		to	37.43
12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)		to	(4.41)

MFS® Total Return Service Class
12/31/2022	12,855,978	2.46	to	12.01	28,899,652	1.47	0.30	to	2.80	(10.11)		to	(12.29)
12/31/2021	14,508,866	2.74	to	13.70	36,749,509	1.61	0.30	to	2.80	13.50		to	10.74
12/31/2020	17,604,415	2.42	to	12.37	39,804,937	2.06	0.30	to	2.80	9.19		to	6.53
12/31/2019	19,874,828	2.21	to	11.61	41,580,126	2.09	0.30	to	2.80	19.76		to	16.85
12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)		to	(8.45)

NVIT Emerging Markets Class D Shares
12/31/2022	623	10.78	to	9.46	6,615	0.09	0.30	to	2.50	(25.22)		to	(26.82)
12/31/2021	1,346	14.42	to	12.93	19,211	0.98	0.30	to	2.50	(7.87)		to	(9.84)
12/31/2020	1,503	15.65	to	14.34	23,330	1.64	0.30	to	2.50	12.58		to	10.17
12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21		to	19.59
12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)		to	(19.73)

State Street Total Return V.I.S. Class 3 Shares
12/31/2022	14,405,589	14.09	to	10.50	38,543,371	0.38	0.40	to	2.85	(17.05)		to	(19.02)
12/31/2021	16,476,801	16.98	to	12.97	54,877,619	1.86	0.40	to	2.85	12.75		to	10.07
12/31/2020	18,412,322	15.06	to	11.79	50,152,621	1.67	0.40	to	2.85	5.71		to	3.20
12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11		to	12.37
12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)		to	(9.21)

TA 60/40 Allocation Service Class
12/31/2022	7,791,804	12.61	to	11.34	45,596,897	1.05	0.20	to	2.50	(13.97)		to	(15.90)
12/31/2021	7,268,881	14.66	to	13.49	52,314,019	0.89	0.20	to	2.50	13.06		to	10.53
12/31/2020	5,750,641	12.97	to	12.20	41,556,748	0.62	0.20	to	2.50	12.24		to	9.72
12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89		to	17.20
12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-		to	-

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Bond Initial Class
12/31/2022	74,748,097	$1.61	to	$8.77	$ 107,584,148	2.62%	0.30%	to	2.80%	(15.09	) %	to	(17.15	) %
12/31/2021	83,873,456	1.89	to	10.59	143,870,348	1.54	0.30	to	2.80	(1.17)		to	(3.57)
12/31/2020	92,744,164	1.92	to	10.98	163,368,662	4.21	0.30	to	2.80	7.36		to	4.75
12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09		to	5.46
12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)		to	(3.38)

TA Aegon Bond Service Class
12/31/2022	200,050,355	10.13	to	8.73	480,120,989	2.33	0.20	to	2.65	(15.25)		to	(17.27)
12/31/2021	232,991,473	11.95	to	10.55	663,798,024	1.26	0.20	to	2.65	(1.27)		to	(3.62)
12/31/2020	257,532,168	12.10	to	10.94	723,436,012	4.02	0.20	to	2.65	7.19		to	4.63
12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00		to	5.42
12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)		to	(3.59)

TA Aegon Core Bond Service Class
12/31/2022	51,645,075	10.44	to	8.84	232,049,154	2.34	0.20	to	2.65	(13.17)		to	(15.24)
12/31/2021	59,035,305	12.03	to	10.43	305,664,647	2.37	0.20	to	2.65	(1.46)		to	(3.82)
12/31/2020	65,914,063	12.21	to	10.84	320,495,238	3.39	0.20	to	2.65	6.95		to	4.40
12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04		to	5.46
12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)		to	(2.68)

TA Aegon High Yield Bond Initial Class
12/31/2022	19,518,643	2.37	to	10.13	44,804,760	5.80	0.30	to	2.80	(11.39)		to	(13.54)
12/31/2021	22,080,227	2.68	to	11.71	57,983,166	5.25	0.30	to	2.80	6.03		to	3.45
12/31/2020	27,309,298	2.53	to	11.32	68,971,842	6.22	0.30	to	2.80	4.73		to	2.18
12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87		to	11.10
12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)		to	(5.03)

TA Aegon High Yield Bond Service Class
12/31/2022	21,416,206	12.89	to	10.05	111,804,855	5.41	0.20	to	2.65	(11.63)		to	(13.74)
12/31/2021	25,397,221	14.59	to	11.65	150,400,166	4.93	0.20	to	2.65	6.04		to	3.51
12/31/2020	28,101,036	13.76	to	11.26	150,070,593	5.99	0.20	to	2.65	4.47		to	1.98
12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74		to	11.03
12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)		to	(5.23)

TA Aegon Sustainable Equity Income Initial Class
12/31/2022	73,304,123	2.34	to	10.74	195,736,594	2.16	0.30	to	2.80	(11.89)		to	(14.03)
12/31/2021	81,614,682	2.66	to	12.49	249,624,211	2.13	0.30	to	2.80	22.06		to	19.09
12/31/2020	102,139,295	2.18	to	10.49	258,388,425	3.03	0.30	to	2.80	(7.63)		to	(9.88)
12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54		to	20.53
12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)		to	(13.93)

TA Aegon Sustainable Equity Income Service Class
12/31/2022	25,235,399	17.41	to	10.67	112,408,344	1.85	0.20	to	2.65	(12.02)		to	(14.11)
12/31/2021	28,772,083	19.79	to	12.42	148,018,510	1.87	0.20	to	2.65	21.88		to	18.97
12/31/2020	33,902,293	16.24	to	10.44	139,055,653	2.78	0.20	to	2.65	(7.77)		to	(9.98)
12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33		to	20.38
12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)		to	(13.98)

TA Aegon U.S. Government Securities Initial Class
12/31/2022	34,781,353	1.44	to	8.65	49,287,955	1.06	0.30	to	2.80	(13.29)		to	(15.39)
12/31/2021	38,359,008	1.66	to	10.22	63,545,934	2.10	0.30	to	2.80	(2.68)		to	(5.05)
12/31/2020	45,759,323	1.71	to	10.76	80,808,215	1.70	0.30	to	2.80	8.65		to	6.01
12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28		to	3.70
12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)		to	(2.49)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class
12/31/2022	76,151,628	$9.78	to	$8.52	$ 258,621,629	0.82%	0.20%	to	2.80%	(13.47	) %	to	(15.65	) %
12/31/2021	61,071,608	11.30	to	10.10	193,536,432	1.59	0.20	to	2.80	(2.73)		to	(5.19)
12/31/2020	80,140,863	11.62	to	10.66	273,499,306	1.41	0.20	to	2.80	8.45		to	5.70
12/31/2019	70,935,391	10.72	to	10.08	191,285,315	1.62	0.20	to	2.80	6.14		to	3.45
12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)		to	(2.73)
TA American Funds Managed Risk - Balanced Service Class
12/31/2022	67,478,151	13.33	to	11.03	830,364,161	1.50	0.20	to	2.50	(11.60)		to	(13.58)
12/31/2021	72,975,601	15.08	to	12.76	1,026,960,363	0.88	0.20	to	2.50	12.85		to	10.32
12/31/2020	77,819,858	13.37	to	11.57	981,034,010	1.21	0.20	to	2.50	4.08		to	1.75
12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57		to	14.93
12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)		to	(8.13)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	9,219,510	1.83	to	9.73	23,221,304	3.36	0.30	to	2.80	(28.40)		to	(30.15)
12/31/2021	10,592,715	2.55	to	13.93	37,581,657	2.57	0.30	to	2.80	25.85		to	22.79
12/31/2020	12,874,971	2.03	to	11.34	36,532,221	12.31	0.30	to	2.80	(0.61)		to	(3.03)
12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82		to	21.78
12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)		to	(12.55)
TA BlackRock Global Real Estate Securities Service Class
12/31/2022	17,147,274	11.13	to	9.67	63,353,865	2.90	0.20	to	2.65	(28.53)		to	(30.23)
12/31/2021	18,935,860	15.58	to	13.87	96,045,926	2.14	0.20	to	2.65	25.60		to	22.60
12/31/2020	21,638,728	12.40	to	11.31	81,766,874	11.61	0.20	to	2.65	(0.71)		to	(3.08)
12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64		to	21.66
12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)		to	(12.65)
TA BlackRock Government Money Market Initial Class
12/31/2022	110,925,053	1.14	to	8.94	114,067,668	1.44	0.30	to	2.80	1.10		to	(1.35)
12/31/2021	98,643,567	1.13	to	9.06	101,398,175	0.00	0.30	to	2.80	(0.29)		to	(2.72)
12/31/2020	119,708,543	1.13	to	9.32	125,991,289	0.23	0.30	to	2.80	(0.01)		to	(2.44)
12/31/2019	82,743,032	1.13	to	9.55	88,719,890	1.96	0.30	to	2.80	1.67		to	(0.81)
12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50		to	(0.98)
TA BlackRock Government Money Market Service Class
12/31/2022	210,945,755	10.14	to	8.91	621,847,346	1.47	0.20	to	2.65	1.20		to	(1.21)
12/31/2021	172,118,709	10.02	to	9.02	503,096,558	0.00	0.20	to	2.65	(0.20)		to	(2.58)
12/31/2020	208,397,849	10.03	to	9.25	613,742,199	0.17	0.20	to	2.65	0.05		to	(2.34)
12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51		to	(0.91)
12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64		to	(1.78)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	80,502,058	11.95	to	9.85	217,092,082	1.27	0.20	to	2.65	(15.46)		to	(17.47)
12/31/2021	91,220,744	14.14	to	11.93	295,146,037	1.07	0.20	to	2.65	5.53		to	3.01
12/31/2020	103,190,427	13.40	to	11.58	316,114,002	1.95	0.20	to	2.65	6.44		to	3.90
12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01		to	8.36
12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)		to	(5.41)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2022	229,368,862	11.82	to	9.72	854,204,011	1.30	0.20	to	2.65	(17.30)		to	(19.27)
12/31/2021	258,985,643	14.29	to	12.05	1,170,053,110	0.87	0.20	to	2.65	8.11		to	5.53
12/31/2020	295,442,216	13.22	to	11.41	1,234,609,288	1.88	0.20	to	2.65	3.04		to	0.58
12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91		to	8.26
12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)		to	(6.66)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	105,711,572	$11.28	to	$9.23	$ 291,832,011	1.27%	0.20%	to	2.65%	(18.48	) %	to	(20.42	) %
12/31/2021	124,534,990	13.83	to	11.60	415,067,378	0.53	0.20	to	2.65	7.41		to	4.84
12/31/2020	143,686,052	12.88	to	11.06	443,165,826	1.81	0.20	to	2.65	(2.27)		to	(4.61)
12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13		to	8.48
12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)		to	(8.39)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2022	137,331,317	12.07	to	0.99	695,481,133	1.14	0.20	to	2.50	(16.06)		to	(17.96)
12/31/2021	152,615,380	14.38	to	1.20	935,484,103	0.56	0.20	to	2.50	8.95		to	6.47
12/31/2020	171,546,896	13.20	to	1.13	964,405,620	1.66	0.20	to	2.50	(0.75)		to	(3.00)
12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83		to	13.20
12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)		to	(5.72)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2022	60,523,858	12.81	to	1.12	293,945,929	1.12	0.20	to	2.50	(17.08)		to	(18.97)
12/31/2021	68,867,990	15.45	to	1.38	405,229,493	0.28	0.20	to	2.50	14.18		to	11.58
12/31/2020	78,541,890	13.53	to	1.23	401,118,370	1.60	0.20	to	2.50	(2.36)		to	(4.58)
12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59		to	13.94
12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)		to	(7.10)
TA BlackRock iShares Edge 100 Service Class
12/31/2022	3,599,875	16.60	to	13.05	56,132,454	1.22	0.20	to	2.50	(15.92)		to	(17.81)
12/31/2021	3,811,159	19.75	to	15.88	71,242,476	0.94	0.20	to	2.50	18.12		to	15.47
12/31/2020	3,753,435	16.72	to	13.75	59,978,989	1.67	0.20	to	2.50	9.66		to	7.20
12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33		to	21.54
12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)		to	(7.65)
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	8,499,495	1.75	to	10.27	14,849,485	1.88	0.30	to	2.80	(14.50)		to	(16.57)
12/31/2021	9,030,676	2.05	to	12.31	18,704,737	1.78	0.30	to	2.80	5.77		to	3.20
12/31/2020	10,377,146	1.94	to	11.93	20,577,421	2.47	0.30	to	2.80	9.32		to	6.66
12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96		to	12.17
12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)		to	(6.76)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	76,741,941	12.72	to	10.22	202,646,475	1.56	0.20	to	2.65	(14.61)		to	(16.64)
12/31/2021	90,734,264	14.89	to	12.26	278,799,836	1.52	0.20	to	2.65	5.56		to	3.04
12/31/2020	102,613,543	14.11	to	11.89	294,458,872	2.21	0.20	to	2.65	9.23		to	6.63
12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87		to	12.13
12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)		to	(6.91)
TA BlackRock iShares Edge 50 Service Class
12/31/2022	32,927,778	13.03	to	10.84	402,867,449	1.31	0.20	to	2.50	(14.65)		to	(16.57)
12/31/2021	34,207,740	15.27	to	12.99	495,078,284	1.13	0.20	to	2.50	7.53		to	5.11
12/31/2020	33,008,160	14.20	to	12.36	448,423,739	1.27	0.20	to	2.50	9.50		to	7.05
12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80		to	13.21
12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)		to	(5.01)
TA BlackRock iShares Edge 75 Service Class
12/31/2022	10,313,033	14.68	to	11.96	141,227,812	1.34	0.20	to	2.50	(15.23)		to	(17.13)
12/31/2021	11,154,353	17.32	to	14.43	182,158,515	1.06	0.20	to	2.50	12.71		to	10.18
12/31/2020	11,324,666	15.36	to	13.10	165,771,162	1.38	0.20	to	2.50	10.04		to	7.57
12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04		to	17.34
12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)		to	(6.27)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Tactical Allocation Service Class
12/31/2022	235,861,929	$14.56	to	$10.80	$838,532,604	3.63%	0.20%	to	2.80%	(16.38	) %	to	(18.49	) %
12/31/2021	270,119,713	17.41	to	13.25	1,153,148,970	2.45	0.20	to	2.80	7.42		to	4.70
12/31/2020	312,039,360	16.21	to	12.65	1,242,098,550	1.73	0.20	to	2.80	12.96		to	10.11
12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82		to	13.86
12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)		to	(7.03)
TA Goldman Sachs 70/30 Service Class
12/31/2022	194,145	11.83	to	11.28	2,239,896	1.96	0.20	to	2.00	(17.27)		to	(18.74)
12/31/2021	129,421	14.30	to	13.88	1,822,679	1.07	0.20	to	2.00	12.86		to	10.85
12/31/2020(1)	1,613	12.67	to	12.52	20,311	-	0.20	to	2.00	-		to	-
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	807,220,285	13.40	to	10.35	3,853,036,450	1.49	0.20	to	2.80	(14.43)		to	(16.60)
12/31/2021	911,778,849	15.67	to	12.41	5,086,400,083	1.13	0.20	to	2.80	9.14		to	6.38
12/31/2020	1,041,702,384	14.35	to	11.66	5,277,027,156	2.08	0.20	to	2.80	3.98		to	1.35
12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42		to	12.50
12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)		to	(7.16)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	142,276,449	12.47	to	9.68	437,958,614	1.60	0.20	to	2.80	(12.00)		to	(14.23)
12/31/2021	163,346,521	14.17	to	11.29	576,424,580	1.56	0.20	to	2.80	2.55		to	(0.04)
12/31/2020	187,422,476	13.81	to	11.29	632,851,059	2.21	0.20	to	2.80	4.70		to	2.05
12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97		to	9.14
12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)		to	(6.24)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	492,920,874	15.07	to	11.25	1,689,317,039	1.40	0.20	to	2.80	(14.69)		to	(16.84)
12/31/2021	554,160,883	17.67	to	13.53	2,218,534,421	0.88	0.20	to	2.80	13.82		to	10.94
12/31/2020	645,059,731	15.52	to	12.20	2,266,031,114	2.06	0.20	to	2.80	4.01		to	1.38
12/31/2019	735,600,165	14.92	to	12.03	2,476,677,187	1.74	0.20	to	2.80	19.17		to	16.16
12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)		to	(9.70)
TA International Focus Initial Class
12/31/2022	31,212,746	2.26	to	12.19	56,973,368	2.97	0.30	to	2.80	(20.28)		to	(22.22)
12/31/2021	34,020,753	2.83	to	15.67	78,746,427	1.24	0.30	to	2.80	10.49		to	7.80
12/31/2020	41,664,394	2.57	to	14.54	87,876,379	2.26	0.30	to	2.80	20.54		to	17.60
12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30		to	24.20
12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)		to	(19.96)
TA International Focus Service Class
12/31/2022	15,318,384	14.25	to	12.10	88,745,241	2.75	0.20	to	2.65	(20.45)		to	(22.35)
12/31/2021	16,691,452	17.91	to	15.59	123,852,336	1.04	0.20	to	2.65	10.41		to	7.77
12/31/2020	17,982,050	16.22	to	14.46	115,207,635	2.09	0.20	to	2.65	20.34		to	17.47
12/31/2019	19,878,211	13.48	to	12.31	101,695,343	1.37	0.20	to	2.65	27.15		to	24.11
12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)		to	(20.08)
TA Janus Balanced Service Class
12/31/2022	132,159,399	18.88	to	13.24	820,625,445	0.83	0.20	to	2.65	(16.93)		to	(18.91)
12/31/2021	153,039,404	22.73	to	16.33	1,132,349,414	1.12	0.20	to	2.65	15.21		to	12.46
12/31/2020	171,067,789	19.73	to	14.52	1,085,023,467	1.51	0.20	to	2.65	14.08		to	11.36
12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53		to	18.63
12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)		to	(2.66)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	24,063,853	4.06	to	16.92	60,568,907	-	0.30	to	2.80	(16.96)		to	(18.98)
12/31/2021	26,868,733	4.89	to	20.89	82,603,363	0.27	0.30	to	2.80	16.95		to	14.10
12/31/2020	34,258,222	4.18	to	18.31	90,938,573	0.23	0.30	to	2.80	18.85		to	15.96
12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30		to	32.99
12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)		to	(3.92)

Transamerica Financial Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Mid-Cap Growth Service Class
12/31/2022	15,395,879	$21.92	to	$16.82	$157,131,166	-%	0.20%	to	2.65%	(17.10	) %	to	(19.08	) %
12/31/2021	17,742,369	26.44	to	20.78	217,859,738	0.10	0.20	to	2.65	16.76		to	13.97
12/31/2020	19,613,738	22.65	to	18.23	195,280,987	0.04	0.20	to	2.65	18.69		to	15.86
12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06		to	32.81
12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)		to	(4.02)

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	61,620,368	1.89	to	10.45	110,777,412	5.55	0.30	to	2.80	(15.61)		to	(17.66)
12/31/2021	68,625,564	2.24	to	12.69	148,147,123	2.49	0.30	to	2.80	5.58		to	3.02
12/31/2020	80,924,720	2.12	to	12.32	167,552,183	2.52	0.30	to	2.80	11.14		to	8.44
12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56		to	10.80
12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)		to	(6.61)

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	224,397,985	12.98	to	10.37	674,855,947	5.30	0.20	to	2.65	(15.77)		to	(17.78)
12/31/2021	261,747,697	15.41	to	12.62	927,848,971	2.18	0.20	to	2.65	5.42		to	2.90
12/31/2020	297,142,588	14.62	to	12.26	986,050,891	2.27	0.20	to	2.65	11.02		to	8.38
12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32		to	10.62
12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)		to	(6.77)

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	77,321,212	2.62	to	13.71	202,466,102	5.94	0.30	to	2.80	(22.80)		to	(24.67)
12/31/2021	84,810,742	3.39	to	18.21	291,759,374	1.69	0.30	to	2.80	19.28		to	16.38
12/31/2020	108,290,844	2.84	to	15.64	315,946,230	1.71	0.30	to	2.80	24.37		to	21.34
12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67		to	22.62
12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)		to	(12.85)

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	39,068,035	19.24	to	13.63	198,045,724	5.78	0.20	to	2.65	(22.89)		to	(24.73)
12/31/2021	43,761,584	24.95	to	18.11	277,338,674	1.48	0.20	to	2.65	19.11		to	16.27
12/31/2020	49,937,665	20.95	to	15.58	256,180,984	1.49	0.20	to	2.65	24.11		to	21.15
12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61		to	22.61
12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)		to	(13.02)

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	122,274,778	2.14	to	11.22	250,311,461	5.23	0.30	to	2.80	(16.33)		to	(18.36)
12/31/2021	136,563,569	2.55	to	13.74	338,721,084	1.91	0.30	to	2.80	8.85		to	6.21
12/31/2020	167,334,087	2.34	to	12.94	386,197,515	2.19	0.30	to	2.80	12.27		to	9.54
12/31/2019	179,888,900	2.09	to	11.81	374,973,973	2.17	0.30	to	2.80	16.07		to	13.25
12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)		to	(7.73)

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	1,012,694,240	14.44	to	11.15	4,582,904,477	5.06	0.20	to	2.65	(16.42)		to	(18.41)
12/31/2021	1,144,562,296	17.27	to	13.67	6,100,877,248	1.70	0.20	to	2.65	8.71		to	6.12
12/31/2020	1,281,493,795	15.89	to	12.88	6,149,536,745	2.01	0.20	to	2.65	12.05		to	9.38
12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95		to	13.18
12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)		to	(7.81)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	156,859,849	2.35	to	12.21	362,843,518	5.31	0.30	to	2.80	(17.60)		to	(19.60)
12/31/2021	171,255,655	2.85	to	15.19	487,440,782	2.18	0.30	to	2.80	13.61		to	10.84
12/31/2020	207,605,776	2.51	to	13.71	526,342,752	2.04	0.30	to	2.80	14.72		to	11.93
12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65		to	16.74
12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)		to	(9.62)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	725,895,241	$16.43	to	$12.14	$2,406,528,834	5.11%	0.20%	to	2.65%	(17.69	) %	to	(19.65	) %
12/31/2021	822,991,778	19.96	to	15.11	3,313,249,689	1.94	0.20	to	2.65	13.48		to	10.77
12/31/2020	946,199,278	17.59	to	13.64	3,336,796,672	1.81	0.20	to	2.65	14.44		to	11.70
12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55		to	16.70
12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)		to	(9.73)

TA JPMorgan Enhanced Index Initial Class
12/31/2022	28,882,906	4.07	to	15.94	114,567,030	0.67	0.30	to	2.80	(18.59)		to	(20.57)
12/31/2021	30,932,676	5.00	to	20.07	152,720,740	0.78	0.30	to	2.80	29.73		to	26.58
12/31/2020	37,329,408	3.86	to	15.85	143,094,946	1.44	0.30	to	2.80	19.81		to	16.89
12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64		to	27.47
12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)		to	(8.59)

TA JPMorgan Enhanced Index Service Class
12/31/2022	6,768,853	26.83	to	15.83	90,422,301	0.40	0.20	to	2.65	(18.71)		to	(20.65)
12/31/2021	7,586,839	33.01	to	19.95	120,395,636	0.59	0.20	to	2.65	29.53		to	26.44
12/31/2020	8,456,169	25.48	to	15.78	98,536,608	1.30	0.20	to	2.65	19.62		to	16.77
12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43		to	27.31
12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)		to	(8.68)

TA JPMorgan International Moderate Growth Initial Class
12/31/2022	68,775	1.52	to	11.24	101,768	5.18	0.30	to	2.50	(17.53)		to	(19.30)
12/31/2021	68,180	1.84	to	13.92	122,510	1.52	0.30	to	2.50	8.92		to	6.59
12/31/2020	69,069	1.69	to	13.06	114,111	2.77	0.30	to	2.50	14.55		to	12.10
12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42		to	14.90
12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)		to	(13.75)

TA JPMorgan International Moderate Growth Service Class
12/31/2022	173,451,373	13.23	to	11.02	377,974,105	4.74	0.20	to	2.80	(17.59)		to	(19.67)
12/31/2021	197,465,613	16.05	to	13.72	526,796,115	1.29	0.20	to	2.80	8.79		to	6.04
12/31/2020	229,071,491	14.76	to	12.94	556,823,864	2.48	0.20	to	2.80	14.31		to	11.42
12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37		to	14.41
12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)		to	(14.32)

TA JPMorgan Mid Cap Value Service Class
12/31/2022	30,030,034	21.77	to	12.49	224,237,611	0.55	0.20	to	2.80	(8.61)		to	(10.92)
12/31/2021	32,677,232	23.82	to	14.02	275,957,681	0.61	0.20	to	2.80	28.59		to	25.34
12/31/2020	36,764,402	18.53	to	11.19	231,007,191	1.04	0.20	to	2.80	0.83		to	(1.72)
12/31/2019	41,359,300	18.37	to	11.38	237,476,565	1.17	0.20	to	2.80	25.74		to	22.56
12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)		to	(14.50)

TA JPMorgan Tactical Allocation Service Class
12/31/2022	189,154,578	12.79	to	10.02	943,736,725	1.52	0.20	to	2.65	(15.20)		to	(17.22)
12/31/2021	213,240,216	15.08	to	12.10	1,248,715,111	1.51	0.20	to	2.65	4.42		to	1.93
12/31/2020	235,740,816	14.45	to	11.87	1,300,566,780	2.07	0.20	to	2.65	11.88		to	9.21
12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69		to	9.02
12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)		to	(5.70)

TA Madison Diversified Income Service Class
12/31/2022	32,160,966	14.37	to	11.06	137,324,787	1.64	0.20	to	2.50	(10.56)		to	(12.57)
12/31/2021	35,589,407	16.07	to	12.65	169,105,407	1.50	0.20	to	2.50	7.65		to	5.24
12/31/2020	43,896,416	14.93	to	12.02	203,382,380	1.60	0.20	to	2.50	7.74		to	5.32
12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71		to	12.14
12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)		to	(3.19)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Market Participation Strategy Service Class
12/31/2022	53,929,847	$17.33	to	$12.74	$312,480,977	0.03%	0.20%	to	2.50%	(15.47	) %	to	(17.37	) %
12/31/2021	61,507,455	20.50	to	15.41	426,246,408	0.49	0.20	to	2.50	14.22		to	11.66
12/31/2020	68,928,666	17.95	to	13.80	431,503,440	1.00	0.20	to	2.50	20.09		to	17.39
12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34		to	15.69
12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)		to	(5.12)

TA Morgan Stanley Capital Growth Initial Class
12/31/2022	58,279,766	3.68	to	13.73	188,878,814	-	0.30	to	2.80	(59.96)		to	(60.94)
12/31/2021	65,651,720	9.20	to	35.15	537,698,346	-	0.30	to	2.80	(0.83)		to	(3.24)
12/31/2020	85,162,718	9.28	to	36.33	711,094,364	-	0.30	to	2.80	117.22		to	111.95
12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37		to	20.37
12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36		to	3.76

TA Morgan Stanley Capital Growth Service Class
12/31/2022	26,510,530	24.59	to	13.65	350,036,104	-	0.20	to	2.65	(59.99)		to	(60.95)
12/31/2021	27,708,124	61.46	to	34.96	834,633,412	-	0.20	to	2.65	(1.02)		to	(3.39)
12/31/2020	30,658,070	62.09	to	36.19	868,139,473	-	0.20	to	2.65	116.86		to	111.69
12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22		to	20.28
12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22		to	3.67

TA Morgan Stanley Global Allocation Service Class
12/31/2022	270,061,762	14.35	to	11.08	801,306,383	0.08	0.20	to	2.65	(17.93)		to	(19.88)
12/31/2021	308,465,105	17.48	to	13.83	1,114,949,967	0.48	0.20	to	2.65	7.96		to	5.39
12/31/2020	356,384,317	16.20	to	13.12	1,183,113,160	0.93	0.20	to	2.65	18.10		to	15.28
12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61		to	14.81
12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)		to	(10.02)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2022	21,608,676	10.72	to	9.52	213,130,058	15.04	0.20	to	2.50	(16.39)		to	(18.27)
12/31/2021	23,764,763	12.82	to	11.64	283,342,932	5.17	0.20	to	2.50	6.96		to	4.57
12/31/2020	25,059,564	11.99	to	11.13	282,434,050	1.28	0.20	to	2.50	6.28		to	3.89
12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48		to	11.91
12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)		to	(10.03)

TA MSCI EAFE Index Service Class
12/31/2022	4,899,054	11.62	to	10.22	53,843,555	2.93	0.35	to	2.65	(14.75)		to	(16.65)
12/31/2021	4,875,589	13.63	to	12.26	63,434,579	1.48	0.35	to	2.65	10.56		to	8.09
12/31/2020	4,491,101	12.33	to	11.34	53,386,659	1.68	0.35	to	2.65	7.44		to	5.03
12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68		to	17.97
12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)		to	(16.46)

TA Multi-Managed Balanced Initial Class
12/31/2022	25,346,787	3.23	to	12.82	78,313,346	1.17	0.30	to	2.80	(16.53)		to	(18.56)
12/31/2021	27,725,298	3.87	to	15.74	103,782,711	1.15	0.30	to	2.80	16.69		to	13.85
12/31/2020	33,936,657	3.32	to	13.82	110,614,671	1.61	0.30	to	2.80	15.55		to	12.74
12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40		to	18.45
12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)		to	(6.30)

TA Multi-Managed Balanced Service Class
12/31/2022	140,779,682	18.98	to	12.74	1,047,886,498	0.91	0.20	to	2.65	(16.66)		to	(18.64)
12/31/2021	157,878,316	22.77	to	15.66	1,423,573,591	0.95	0.20	to	2.65	16.56		to	13.78
12/31/2020	174,556,480	19.54	to	13.76	1,344,853,751	1.37	0.20	to	2.65	15.37		to	12.62
12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25		to	18.36
12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)		to	(6.40)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Balanced Service Class
12/31/2022	92,944,316	$13.17	to	$9.93	$345,342,124	0.55%	0.20%	to	2.65%	(19.81	) %	to	(21.73	) %
12/31/2021	105,269,645	16.43	to	12.68	489,372,576	-	0.20	to	2.65	6.18		to	3.64
12/31/2020	121,270,158	15.47	to	12.24	534,011,851	3.24	0.20	to	2.65	8.64		to	6.05
12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44		to	16.59
12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)		to	(9.35)

TA PIMCO Tactical - Conservative Service Class
12/31/2022	41,071,795	13.00	to	9.97	171,599,206	1.06	0.20	to	2.65	(17.46)		to	(19.42)
12/31/2021	47,693,615	15.75	to	12.37	238,609,962	1.01	0.20	to	2.65	4.00		to	1.52
12/31/2020	58,483,928	15.15	to	12.19	279,544,029	1.41	0.20	to	2.65	9.67		to	7.06
12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33		to	14.53
12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)		to	(7.61)

TA PIMCO Tactical - Growth Service Class
12/31/2022	44,175,615	14.36	to	10.72	219,792,873	-	0.20	to	2.65	(18.19)		to	(20.14)
12/31/2021	52,380,478	17.56	to	13.42	316,811,089	-	0.20	to	2.65	8.99		to	6.39
12/31/2020	59,622,417	16.11	to	12.62	340,652,909	3.91	0.20	to	2.65	8.87		to	6.28
12/31/2019	67,856,653	14.80	to	11.87	344,227,526	-	0.20	to	2.65	21.31		to	18.42
12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)		to	(10.08)

TA PineBridge Inflation Opportunities Service Class
12/31/2022	53,228,378	10.09	to	9.55	131,701,424	3.75	0.20	to	2.65	(10.73)		to	(12.86)
12/31/2021	58,881,898	11.31	to	10.96	150,647,481	1.17	0.20	to	2.65	3.65		to	1.18
12/31/2020	61,183,192	10.91	to	10.83	146,174,577	1.53	0.20	to	2.65	8.48		to	5.89
12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99		to	5.41
12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)		to	(4.10)

TA ProFunds UltraBear Service Class (OAM)
12/31/2022	3,763,402,472	0.03	to	1.28	30,516,519	-	0.45	to	2.65	30.19		to	27.42
12/31/2021	1,095,061,422	0.02	to	1.00	6,876,123	-	0.45	to	2.65	(42.23)		to	(43.57)
12/31/2020	809,328,862	0.04	to	1.78	8,853,786	0.27	0.45	to	2.65	(53.64)		to	(54.62)
12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)		to	(44.33)
12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06		to	3.76

TA Rothschild & Co Large Cap Value Service Class
12/31/2022	7,406,148	12.60	to	11.34	51,430,920	0.29	0.20	to	2.50	(7.57)		to	(9.64)
12/31/2021	5,761,773	13.63	to	12.54	43,772,055	0.77	0.20	to	2.50	30.30		to	27.38
12/31/2020	3,305,330	10.46	to	9.85	23,639,749	0.69	0.20	to	2.50	(0.80)		to	(3.03)
12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76		to	14.14
12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-		to	-

TA S&P 500 Index Initial Class
12/31/2022(1)	66,738	9.38	to	9.24	625,896	1.24	0.17	to	2.50	-		to	-

TA S&P 500 Index Service Class
12/31/2022	22,165,992	17.02	to	14.96	356,036,035	0.95	0.35	to	2.65	(18.72)		to	(20.54)
12/31/2021	22,144,759	20.94	to	18.83	442,108,663	0.82	0.35	to	2.65	27.69		to	24.83
12/31/2020	18,652,397	16.40	to	15.09	294,668,211	0.73	0.35	to	2.65	17.56		to	14.93
12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44		to	27.52
12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)		to	(7.46)

TA Small/Mid Cap Value Initial Class
12/31/2022	11,601,332	3.61	to	13.07	88,179,355	0.59	0.30	to	2.80	(8.58)		to	(10.80)
12/31/2021	13,197,822	3.95	to	14.65	109,376,817	0.65	0.30	to	2.80	27.74		to	24.64
12/31/2020	16,289,774	3.09	to	11.76	105,260,571	1.19	0.30	to	2.80	3.73		to	1.21
12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90		to	21.87
12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)		to	(13.88)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2022	19,264,915	$22.31	to	$12.98	$166,821,675	0.33%	0.20%	to	2.65%	(8.71	) %	to	(10.89	) %
12/31/2021	21,985,473	24.44	to	14.57	206,377,951	0.50	0.20	to	2.65	27.56		to	24.52
12/31/2020	24,053,506	19.16	to	11.70	165,772,343	1.02	0.20	to	2.65	3.53		to	1.06
12/31/2019	26,380,984	18.50	to	11.58	149,629,508	0.76	0.20	to	2.65	24.69		to	21.72
12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)		to	(13.93)

TA T. Rowe Price Small Cap Initial Class
12/31/2022	26,666,444	4.41	to	13.49	93,280,357	-	0.30	to	2.80	(22.62)		to	(24.50)
12/31/2021	29,162,918	5.69	to	17.86	134,105,176	-	0.30	to	2.80	11.04		to	8.34
12/31/2020	35,663,295	5.13	to	16.49	148,895,580	-	0.30	to	2.80	23.19		to	20.20
12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37		to	29.15
12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)		to	(9.63)

TA T. Rowe Price Small Cap Service Class
12/31/2022	24,202,320	23.75	to	13.40	290,913,475	-	0.20	to	2.65	(22.75)		to	(24.60)
12/31/2021	26,971,176	30.75	to	17.77	416,959,652	-	0.20	to	2.65	10.86		to	8.21
12/31/2020	29,885,913	27.73	to	16.42	393,015,826	-	0.20	to	2.65	23.06		to	20.12
12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12		to	28.97
12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)		to	(9.69)

TA TS&W International Equity Initial Class
12/31/2022	30,412,058	1.90	to	11.04	62,144,473	3.35	0.30	to	2.80	(14.66)		to	(16.73)
12/31/2021	32,805,628	2.23	to	13.25	79,450,845	1.82	0.30	to	2.80	13.07		to	10.32
12/31/2020	37,510,561	1.97	to	12.01	81,434,181	3.13	0.30	to	2.80	6.22		to	3.64
12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70		to	17.77
12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)		to	(17.84)

TA TS&W International Equity Service Class
12/31/2022	8,682,343	13.39	to	10.96	48,319,769	3.08	0.20	to	2.65	(14.81)		to	(16.84)
12/31/2021	9,840,797	15.71	to	13.18	61,790,900	1.67	0.20	to	2.65	12.98		to	10.28
12/31/2020	10,449,862	13.91	to	11.95	54,523,483	3.02	0.20	to	2.65	5.99		to	3.46
12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49		to	17.62
12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)		to	(17.89)

TA WMC US Growth Initial Class
12/31/2022	112,484,165	3.83	to	17.17	332,806,510	-	0.30	to	2.80	(31.55)		to	(33.22)
12/31/2021	126,944,457	5.60	to	25.72	555,926,199	0.08	0.30	to	2.80	20.30		to	17.38
12/31/2020	154,155,439	4.65	to	21.91	567,857,743	0.11	0.30	to	2.80	36.89		to	33.56
12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63		to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)		to	(2.53)

TA WMC US Growth Service Class
12/31/2022	21,824,681	28.39	to	17.07	224,156,846	-	0.20	to	2.65	(31.65)		to	(33.28)
12/31/2021	24,329,498	41.54	to	25.58	356,189,502	-	0.20	to	2.65	20.13		to	17.26
12/31/2020	26,723,184	34.58	to	21.81	314,480,113	-	0.20	to	2.65	36.66		to	33.41
12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40		to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)		to	(2.63)

Vanguard® Balanced
12/31/2022	2,042,105	11.22	to	10.54	22,168,437	1.74	0.27	to	2.60	(14.53)		to	(16.50)
12/31/2021	1,267,393	13.13	to	12.62	16,289,938	1.02	0.27	to	2.60	18.69		to	15.96
12/31/2020	78,077	11.06	to	10.88	860,575	0.08	0.27	to	2.60	10.38		to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-

Vanguard® Capital Growth
12/31/2022	197,024	11.97	to	11.89	2,355,791	0.79	0.27	to	0.47	(15.71)		to	(15.88)
12/31/2021	117,412	14.20	to	14.14	1,665,830	0.50	0.27	to	0.47	21.21		to	20.97
12/31/2020	21,652	11.71	to	11.69	253,306	-	0.27	to	0.47	17.16		to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Conservative Allocation
12/31/2022	975,225	$10.01	to	$9.40	$9,474,948	2.02%	0.27%	to	2.60%	(15.13	) %	to	(17.08	) %
12/31/2021	665,743	11.80	to	11.34	7,733,391	0.96	0.27	to	2.60	5.70		to	3.27
12/31/2020	41,609	11.16	to	10.98	463,483	0.10	0.27	to	2.60	11.43		to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-

Vanguard® Diversified Value
12/31/2022	132,810	12.84	to	12.76	1,704,817	1.01	0.27	to	0.47	(11.73)		to	(11.90)
12/31/2021	96,561	14.55	to	14.49	1,404,212	0.37	0.27	to	0.47	30.11		to	29.85
12/31/2020	5,412	11.18	to	11.16	60,482	-	0.27	to	0.47	11.48		to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

Vanguard® Equity Income
12/31/2022	169,912	12.77	to	12.69	2,168,634	2.26	0.27	to	0.47	(0.93)		to	(1.13)
12/31/2021	70,548	12.89	to	12.83	908,814	1.01	0.27	to	0.47	24.99		to	24.74
12/31/2020	14,586	10.31	to	10.29	150,226	0.68	0.27	to	0.47	2.97		to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-

Vanguard® Equity Index
12/31/2022	632,828	27.40	to	16.11	12,705,695	1.08	0.27	to	2.50	(18.45)		to	(20.22)
12/31/2021	829,466	33.60	to	20.20	9,934,344	0.97	0.27	to	2.50	28.20		to	25.42
12/31/2020	734,295	26.21	to	16.10	5,640,805	1.70	0.27	to	2.50	17.88		to	15.32
12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91		to	28.10
12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)		to	(6.85)

Vanguard® Global Bond Index
12/31/2022	87,809	9.03	to	8.97	792,449	2.85	0.27	to	0.47	(13.36)		to	(13.53)
12/31/2021	30,326	10.42	to	10.38	315,941	0.99	0.27	to	0.47	(2.11)		to	(2.30)
12/31/2020	3,894	10.64	to	10.62	41,442	-	0.27	to	0.47	6.38		to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-

Vanguard® Growth
12/31/2022	284,871	11.17	to	11.10	3,179,060	-	0.27	to	0.47	(33.54)		to	(33.68)
12/31/2021	207,643	16.81	to	16.74	3,489,927	0.01	0.27	to	0.47	17.54		to	17.31
12/31/2020	41,163	14.30	to	14.27	588,485	-	0.27	to	0.47	42.71		to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-

Vanguard® High Yield Bond
12/31/2022	124,966	9.85	to	9.79	1,230,611	4.77	0.27	to	0.47	(9.61)		to	(9.79)
12/31/2021	50,792	10.90	to	10.85	553,263	1.14	0.27	to	0.47	3.40		to	3.19
12/31/2020	4,192	10.54	to	10.52	44,141	-	0.27	to	0.47	5.39		to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-

Vanguard® International
12/31/2022	486,799	18.76	to	14.87	5,871,484	1.34	0.27	to	2.70	(30.31)		to	(31.96)
12/31/2021	469,378	26.91	to	21.85	7,109,922	0.21	0.27	to	2.70	(1.81)		to	(4.13)
12/31/2020	371,216	27.41	to	22.80	4,482,671	1.15	0.27	to	2.70	57.16		to	53.44
12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82		to	27.77
12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)		to	(14.93)

Vanguard® Mid-Cap Index
12/31/2022	684,979	23.67	to	14.06	14,987,533	1.05	0.27	to	2.70	(19.04)		to	(20.95)
12/31/2021	525,414	29.23	to	17.79	12,811,995	0.68	0.27	to	2.70	24.02		to	21.09
12/31/2020	222,552	23.57	to	14.69	3,327,984	1.36	0.27	to	2.70	17.75		to	14.97
12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48		to	27.43
12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)		to	(11.73)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Moderate Allocation
12/31/2022	1,822,015	$10.47	to	$9.83	$18,671,605	2.11%	0.27%	to	2.60%	(16.15	) %	to	(18.08	) %
12/31/2021	1,237,813	12.49	to	12.00	15,250,760	0.91	0.27	to	2.60	9.78		to	7.25
12/31/2020	280,359	11.38	to	11.19	3,188,739	0.04	0.27	to	2.60	13.46		to	13.24
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

Vanguard® Money Market
12/31/2022	494,571	10.13	to	10.07	5,005,978	1.40	0.27	to	0.47	1.24		to	1.03
12/31/2021	460,735	10.00	to	9.96	4,608,533	0.01	0.27	to	0.47	(0.25)		to	(0.45)
12/31/2020	86,890	10.03	to	10.01	871,107	0.09	0.27	to	0.47	0.25		to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-		to	-

Vanguard® Real Estate Index
12/31/2022	252,079	15.38	to	10.63	3,401,801	1.77	0.27	to	2.50	(26.50)		to	(28.09)
12/31/2021	179,084	20.92	to	14.78	2,851,570	1.61	0.27	to	2.50	39.83		to	36.79
12/31/2020	129,054	14.96	to	10.80	1,167,278	2.20	0.27	to	2.50	(5.11)		to	(7.18)
12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42		to	25.67
12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)		to	(7.67)

Vanguard® Short-Term Investment Grade
12/31/2022	938,005	10.86	to	9.19	8,419,841	1.68	0.27	to	2.70	(5.98)		to	(8.20)
12/31/2021	861,637	11.55	to	10.02	7,632,207	1.80	0.27	to	2.70	(0.72)		to	(3.07)
12/31/2020	797,099	11.63	to	10.33	5,948,894	2.36	0.27	to	2.70	5.21		to	2.72
12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38		to	2.92
12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74		to	(1.63)

Vanguard® Total Bond Market Index
12/31/2022	1,216,852	10.31	to	8.78	11,337,994	2.10	0.27	to	2.70	(13.45)		to	(15.49)
12/31/2021	1,159,191	11.91	to	10.39	11,292,522	1.64	0.27	to	2.70	(1.98)		to	(4.30)
12/31/2020	715,748	12.15	to	10.86	6,709,297	1.96	0.27	to	2.70	7.29		to	4.75
12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35		to	5.82
12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)		to	(2.77)

Vanguard® Total International Stock Market Index
12/31/2022	503,602	10.12	to	10.06	5,091,921	2.94	0.27	to	0.47	(16.24)		to	(16.41)
12/31/2021	240,815	12.08	to	12.03	2,908,503	1.25	0.27	to	0.47	8.24		to	8.02
12/31/2020	41,446	11.16	to	11.14	462,542	-	0.27	to	0.47	10.88		to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-		to	-

Vanguard® Total Stock Market Index
12/31/2022	829,114	12.11	to	12.04	10,036,777	1.30	0.27	to	0.47	(19.81)		to	(19.97)
12/31/2021	647,860	15.11	to	15.04	9,784,565	0.39	0.27	to	0.47	25.30		to	25.05
12/31/2020	85,924	12.06	to	12.03	1,035,709	0.05	0.27	to	0.47	20.23		to	19.99
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

Voya Global Perspectives Class S Shares
12/31/2022	2,207	11.33	to	10.62	25,002	3.07	1.29	to	2.14	(18.71)		to	(19.40)
12/31/2021	2,380	13.94	to	13.17	33,169	3.35	1.29	to	2.14	4.48		to	3.60
12/31/2020	2,103	13.34	to	12.71	28,058	3.01	1.29	to	2.14	14.31		to	13.34
12/31/2019	1,913	11.67	to	11.22	22,324	3.33	1.29	to	2.14	16.56		to	15.58
12/31/2018	1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)		to	(9.44)

Voya Large Cap Value Class S Shares
12/31/2022	82	16.22	to	15.19	1,322	1.44	1.29	to	2.14	(4.71)		to	(5.52)
12/31/2021	89	17.02	to	16.08	1,518	2.27	1.29	to	2.14	25.05		to	23.99
12/31/2020	97	13.61	to	12.97	1,319	2.20	1.29	to	2.14	4.61		to	3.73
12/31/2019	93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18		to	22.14
12/31/2018	95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)		to	(9.96)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Voya Strategic Allocation Conservative Class S Shares
12/31/2022	-	$11.18	to	$10.47	$-	-%	1.29%	to	2.14%	(17.76	) %	to	(18.45	) %
12/31/2021	-	13.59	to	12.84	-	-	1.29	to	2.14	7.51		to	6.60
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78		to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01		to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)		to	(6.29)

Voya Strategic Allocation Moderate Class S Shares
12/31/2022	-	12.26	to	11.49	-	-	1.29	to	2.14	(19.38)		to	(20.06)
12/31/2021	-	15.21	to	14.37	-	-	1.29	to	2.14	12.10		to	11.15
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02		to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42		to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)		to	(8.31)

Wanger Acorn
12/31/2022	-	2.53	to	11.78	-	-	0.30	to	2.50	(33.66)		to	(35.09)
12/31/2021	-	3.82	to	18.15	-	-	0.30	to	2.50	8.57		to	6.24
12/31/2020	-	3.51	to	17.08	-	-	0.30	to	2.50	23.86		to	21.20
12/31/2019	-	2.84	to	14.09	-	-	0.30	to	2.50	30.71		to	27.91
12/31/2018	-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)		to	(3.88)

Wanger International
12/31/2022	23,884	1.59	to	10.92	156,056	0.93	0.30	to	2.50	(34.04)		to	(35.46)
12/31/2021	32,978	2.41	to	16.92	287,903	0.56	0.30	to	2.50	18.45		to	15.91
12/31/2020	40,908	2.03	to	14.59	257,894	2.38	0.30	to	2.50	14.02		to	11.57
12/31/2019	58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60		to	26.82
12/31/2018	70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)		to	(19.72)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4	0.11%
DFA VA Global Bond	0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Additional Fund Facilitation Fee Assessed
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger Acorn	0.30%
Wanger International	0.30%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2022

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.